UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05059

HighMark Funds
(Exact name of registrant as specified in charter)

350 California Street, Suite 1600 San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

John M. Loder, Esq. Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-582-4734

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules(s) of Investments is attached herewith.

schedule of investments
October 31, 2012 (unaudited)

balanced fund

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - 60.2%†			Common Stock - (continued)†
Consumer Discretionary - 7.0%			Information Technology - 11.4%
Bed Bath & Beyond *	3,110	$179,385	Accenture, Cl A ‡	3,265	$220,094
Dick’s Sporting Goods	5,655	282,750	Analog Devices	8,905	348,275
Dollar Tree *	4,930	196,559	ANSYS *	2,900	205,552
PetSmart	4,640	308,050	Apple	1,375	818,262
Sally Beauty Holdings *	10,345	249,108	Broadcom, Cl A *	6,090	192,048
TJX Companies	6,355	264,559	EMC *	17,800	434,676
Yum! Brands	3,945	276,584	International Business Machines	1,790	348,209
		1,756,995	Qualcomm	5,305	310,740
Consumer Staples - 8.5%					2,877,856
Altria Group	10,710	340,578	Materials - 5.0%
Anheuser-Busch InBev NV, SP ADR	4,235	354,893	Ecolab	8,430	586,728
Coca-Cola	6,820	253,568	Praxair	6,285	667,530
Costco Wholesale	2,255	221,960			1,254,258
Kraft Foods Group *	2,991	136,031	Utilities - 1.1%
Mondelez International, Cl A	8,975	238,196	ITC Holdings	1,905	151,676
Philip Morris International	3,940	348,926	Wisconsin Energy	3,320	127,720
Procter & Gamble	3,385	234,377			279,396
		2,128,529	Total Common Stock
Energy - 6.6%			(Cost $11,304,881)		15,128,515

BG Group PLC, SP ADR	10,390	193,254	Corporate Obligations - 14.4%
Chevron	2,690	296,465	Consumer Discretionary - 1.4%
ExxonMobil	7,130	650,042	Comcast
Occidental Petroleum	4,525	357,294	5.700%, 07/01/19	$50,000	61,557
Royal Dutch Shell PLC, ADR	2,355	161,270	DIRECTV Holdings / DIRECTV
		1,658,325	Financing
Financials - 7.5%			2.400%, 03/15/17	50,000	51,518
American Tower REIT	5,690	428,400	Gap
Arch Capital Group * ‡	5,120	226,048	5.950%, 04/12/21	45,000	51,140
US Bancorp	16,205	538,168	Staples
Wells Fargo	20,700	697,383	9.750%, 01/15/14	50,000	54,923
		1,889,999	Time Warner Entertainment
Health Care - 5.5%			8.375%, 03/15/23	100,000	142,528
Covidien ‡	3,290	180,785			361,666
Eli Lilly	5,205	253,119	Consumer Staples - 0.9%
Fresenius Medical Care, ADR	2,220	156,244	Clorox
Johnson & Johnson	4,300	304,526	3.050%, 09/15/22	75,000	77,621
Merck	4,715	215,145	Heineken (A)
Pfizer	10,902	271,133	1.400%, 10/01/17	65,000	65,292
		1,380,952	Walgreen
Industrial - 7.6%			3.100%, 09/15/22	75,000	76,367
Danaher	12,260	634,210			219,280
Donaldson	7,225	233,151	Energy - 2.3%
JB Hunt Transport Services	5,265	309,055	Cimarex Energy
Stericycle *	3,010	285,228	5.875%, 05/01/22	35,000	37,363
United Parcel Service, Cl B	2,220	162,615	El Paso Pipeline Partners Operating
WW Grainger	1,380	277,946	5.000%, 10/01/21	60,000	67,935
		1,902,205

See note to schedule of investments.

HighMark®  Funds 1

schedule of investments
October 31, 2012 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Energy - (continued)			Health Care - (continued)
Energy Transfer Partners			Gilead Sciences
9.700%, 03/15/19	$100,000	$134,627	4.400%, 12/01/21	$25,000	$28,899
Kinder Morgan Energy Partners			Laboratory Corp of America Holdings
3.950%, 09/01/22	75,000	81,961	4.625%, 11/15/20	50,000	56,038
Magellan Midstream Partners			Wellpoint
6.550%, 07/15/19	50,000	62,459	6.000%, 02/15/14	58,000	61,845
Petrobras International Finance					201,730
3.875%, 01/27/16	75,000	79,675	Industrial - 0.8%
Petrohawk Energy			Continental Airlines Pass Through
7.875%, 06/01/15	61,000	63,592	Trust Ser 2010-1, Cl A
Transocean			4.750%, 01/12/21	71,576	76,765
5.050%, 12/15/16	50,000	55,999	Delta Air Lines, Ser 11-1A
		583,611	5.300%, 04/15/19	30,284	33,160
Financials - 5.0%			General Electric
American International Group			2.700%, 10/09/22	30,000	30,166
4.250%, 09/15/14	100,000	105,853	Republic Services
Bank of America, MTN			3.550%, 06/01/22	30,000	31,784
5.650%, 05/01/18	100,000	116,425	United Technologies
BB&T, MTN			3.100%, 06/01/22	25,000	26,919
2.150%, 03/22/17	50,000	51,952			198,794
Berkshire Hathaway Finance			Information Technology - 0.7%
5.400%, 05/15/18	50,000	60,292	Hewlett-Packard
Boston Properties			4.375%, 09/15/21	75,000	74,123
4.125%, 05/15/21	75,000	82,277	Oracle
Capital One Bank USA			1.200%, 10/15/17	60,000	60,302
8.800%, 07/15/19	30,000	39,930	Xerox
Capital One Financial			2.950%, 03/15/17	50,000	51,519
4.750%, 07/15/21	25,000	28,684			185,944
Citigroup			Materials - 1.2%
4.750%, 05/19/15	75,000	81,284	Ball
Ford Motor Credit			7.375%, 09/01/19	65,000	72,638
5.000%, 05/15/18	100,000	110,304	Dow Chemical
GE Global Insurance			4.250%, 11/15/20	75,000	83,134
7.750%, 06/15/30	90,000	117,071	Georgia-Pacific
General Electric Capital, MTN			8.000%, 01/15/24	75,000	105,297
2.300%, 04/27/17	100,000	103,298	Rio Tinto Finance USA
JPMorgan Chase			6.500%, 07/15/18	25,000	31,355
4.250%, 10/15/20	100,000	110,293			292,424
Lehman Brothers Holdings, MTN (B)			Telecommunication Services - 0.8%
5.625%, 01/24/13	125,000	28,281	Telefonica Emisiones SAU
NASDAQ OMX Group			3.992%, 02/16/16	40,000	40,600
5.250%, 01/16/18	50,000	54,308	Verizon Maryland
Royal Bank of Canada, MTN			8.000%, 10/15/29	75,000	99,640
0.800%, 10/30/15	35,000	35,114	Verizon New England
Wells Fargo			7.875%, 11/15/29	50,000	67,507
5.625%, 12/11/17	100,000	119,716			207,747
		1,245,082
Health Care - 0.8%
Amgen
3.875%, 11/15/21	50,000	54,948

See note to schedule of investments.

2 HighMark® Funds

schedule of investments
October 31, 2012 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			U.S. Treasury Obligation - 0.7%
Utilities - 0.5%			U.S. Treasury Note
Exelon Generation			0.500%, 07/31/17	$175,000	$173,537
6.200%, 10/01/17	$50,000	$59,597	Total U.S. Treasury Obligation
Sempra Energy			(Cost $172,899)		173,537
6.150%, 06/15/18	50,000	61,663	Mortgage-Backed Securities - 3.4%
		121,260	Chase Mortgage Finance,
Total Corporate Obligations			Ser 2004-S1, CI A3
(Cost $3,396,247)		3,617,538	5.500%, 02/25/19	40,055	41,099
U.S. Government Agency Mortgage-Backed Obligations -3.80%			Citicorp Mortgage Securities,
FHLMC Gold			Ser 2003-10, Cl A1
6.000%, 09/01/17	26,650	28,513	4.500%, 11/25/18	40,759	41,869
5.000%, 10/01/20	11,288	12,180	CS First Boston Mortgage Securities,
4.500%, 03/01/18	9,739	10,260	Ser 2005-C1, Cl A4 (C)
4.500%, 05/01/19	13,975	14,973	5.014%, 02/15/38	150,000	162,372
4.500%, 07/01/23	24,294	25,992	DBUBS Mortgage Trust,
FNMA			Ser 2011-LC1A, Cl A1 (A)
8.000%, 05/01/25	9,879	10,263	3.742%, 11/10/46	72,512	78,712
7.000%, 07/01/26	12,074	13,882	Lehman Mortgage Trust,
7.000%, 12/01/27	9,925	11,411	Ser 2007-8, Cl 1A1
6.500%, 05/01/14	5,279	5,482	6.000%, 09/25/37	137,249	124,491
6.500%, 01/01/28	7,161	8,217	Morgan Stanley Capital I,
6.000%, 02/01/17	29,513	31,418	Ser 2003-T11, Cl A4
6.000%, 03/01/28	12,297	13,939	5.150%, 06/13/41	92,985	94,798
5.500%, 12/01/17	30,973	33,450	Sequoia Mortgage Trust,
5.000%, 12/01/17	7,724	8,422	Ser 2012-2, Cl A2 (C)
5.000%, 04/01/18	42,840	46,712	3.500%, 04/25/42	64,114	66,145
5.000%, 11/01/18	4,805	5,240	Ser 2012-1, Cl 2A1 (C)
5.000%, 09/01/25	54,751	59,486	3.474%, 01/25/42	40,294	41,854
5.000%, 03/01/34	78,485	86,220	Wells Fargo Mortgage Backed
4.500%, 02/01/19	38,735	41,838	Securities Trust,
4.500%, 05/01/19	97,254	105,075	Ser 2007-7, Cl A1
4.500%, 06/01/19	13,365	14,440	6.000%, 06/25/37	129,560	124,793
4.000%, 09/01/18	9,514	10,186	Ser 2004-2, Cl A1
4.000%, 01/01/26	60,708	64,867	5.000%, 02/25/19	52,697	53,861
3.500%, 09/01/25	88,397	93,856	Ser 2003-M, Cl A1 (C)
3.500%, 10/01/26	98,400	104,476	4.677%, 12/25/33	15,730	16,277
GNMA			Total Mortgage-Backed Securities
7.000%, 02/15/26	13,343	15,833	(Cost $835,338)		846,271
7.000%, 10/15/27	11,857	14,133	Asset-Backed Securities - 2.4%
7.000%, 03/15/29	13,989	16,729	AEP Texas Central Transition Funding,
6.500%, 05/15/28	10,339	12,156	Ser 2012-1, Cl A1
6.500%, 01/15/29	10,778	12,477	0.880%, 12/01/18	100,000	100,862
6.000%, 04/15/29	30,378	34,838	ARI Fleet Lease Trust,
Total U.S. Government Agency			Ser 2010-A, Cl A (A) (C)
Mortgage-Backed Obligations			0.511%, 01/15/21	100,000	100,028
(Cost $909,733)		966,964	Avis Budget Rental Car Funding
			AESOP, Ser 2011-1A, Cl A (A)
			1.850%, 11/20/14	100,000	101,189

See note to schedule of investments.

HighMark®  Funds 3

schedule of investments
October 31, 2012 (unaudited)

balanced fund (continued)

Description	Par	Value	Description	Shares	Value

Asset-Backed Securities - (continued)			Registered Investment Company - 13.0%
CAL Funding II,			Dreyfus Cash Management	3,266,592	$3,266,592
Ser 2012-1A, Cl A (A)			Total Registered Investment Company
3.470%, 10/25/27	$55,000	$54,983	(Cost $3,266,592)		3,266,592
Hertz Vehicle Financing,			Total Investments - 99.3%
Ser 2011-1A, Cl A1 (A)			(Cost $20,773,131) ††		24,951,086
2.200%, 03/25/16	100,000	102,448	Other Assets & Liabilities, Net - 0.7%		180,835
SLM Student Loan Trust,			Net Assets - 100.0%		$25,131,921
Ser 2011-A, Cl A1 (A) (C)
1.214%, 10/15/24	74,216	74,496
World Omni Auto Receivables Trust,			* Non-income producing security.
Ser 2011-A, Cl A4
‡  This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
†  Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††  At October 31, 2012, the tax basis cost of the Fund’s investments was $20,773,131, and the unrealized appreciation and depreciation were $4,344,685 and $(166,730), respectively.
(A)  Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a)-4, 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The values of these securities as of October 31, 2012 were $577,148 and represented 2.3% of net assets.
(B)  The issuer is in default of certain debt covenants. Income is not being accrued. As of October 31, 2012, the value of these securities amounted to $28,281, which represents 0.1% of net assets.
(C)  Floating rate security. Rate disclosed is as of October 31, 2012.

1.910%, 04/15/16	75,000	76,559
Total Asset-Backed Securities
(Cost $604,206)		610,565
Taxable Municipal Bonds - 1.4%
California - 1.2%
California State, Public School
Improvements, Taxable, GO
6.200%, 10/01/19	50,000	59,483
Los Angeles, Department of
Water & Power Revenue,
Build America Bonds,
Taxable, RB
6.574%, 07/01/45	50,000	70,050	ADR	- American Depositary Receipt
Metropolitan Water District of			Cl	- Class
Southern California, Build			FHLMC	- Federal Home Loan Mortgage Corporation
America Bonds, Taxable, RB			FNMA	- Federal National Mortgage Association
6.947%, 07/01/40	100,000	125,158	GNMA	- Government National Mortgage Association
University of California			GO	- General Obligation
Revenue, Build America Bonds,			MTN	- Medium Term Note
Taxable, RB (C)			PLC	- Public Liability Company
1.988%, 05/15/50	50,000	50,392	RB	- Revenue Bond
		305,083	REIT	- Real Estate Investment Trust
New Jersey - 0.2%			Ser	- Series
New Jersey State, Turnpike			SP ADR	- Sponsored American Depositary Receipt
Authority Turnpike Revenue,
Build America Bonds,
Taxable, RB
7.102%, 01/01/41	25,000	36,021
Total Taxable Municipal Bonds
(Cost $283,235)		341,104

See note to schedule of investments.

4 HighMark® Funds

schedule of investments
October 31, 2012 (unaudited)

balanced fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair	Level 1	Level 2 Significant	Level 3 Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Common Stock **	$15,128,515	$15,128,515	$—	$—
Corporate Obligations	3,617,538	—	3,617,538	—
U.S. Government Agency Mortgage-Backed Obligations	966,964	—	966,964	—
U.S. Treasury Obligation	173,537	—	173,537	—
Mortgage-Backed Securities	846,271	—	846,271	—
Asset-Backed Securities	610,565	—	610,565	—
Taxable Municipal Obligations	341,104	—	341,104	—
Registered Investment Company	3,266,592	3,266,592	—	—
Total:	$24,951,086	$18,395,107	$6,555,979	$—

** See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 5

schedule of investments
October 31, 2012 (unaudited)

cognitive value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 94.6%†			Common Stock - (continued)†
Consumer Discretionary - 13.7%			Energy - (continued)
Ark Restaurants	11,700	$197,496	Delek US Holdings	8,200	$211,150
Ascena Retail Group *	30,600	605,880	EPL Oil & Gas *	19,500	421,980
Ballantyne Strong *	14,500	58,435	Helix Energy Solutions Group *	44,600	771,134
Belo, Cl A	65,000	486,200	McDermott International *	20,800	222,768
Bluegreen *	82,200	487,446	StealthGas * ‡	49,500	336,600
Bob Evans Farms	5,300	201,771	Vaalco Energy *	63,711	520,519
Brown Shoe	14,700	231,966	Western Refining	34,800	865,476
Childrens Place Retail Stores *	4,500	262,935			4,477,957
Cooper Tire & Rubber	19,700	396,561	Financials - 24.8%
Crown Crafts	43,400	255,626	1st Source	23,200	515,272
CSS Industries	8,000	160,800	Allied World Assurance Co
Culp	14,856	187,780	Holdings AG ‡	9,550	766,865
Dillard’s, Cl A	8,400	646,800	Alterra Capital Holdings * ‡	18,000	439,740
G-III Apparel Group *	5,900	218,064	American Assets Trust REIT	25,500	692,835
GameStop, Cl A	14,700	335,601	American National Insurance	4,700	343,382
Gannett	32,500	549,250	Assurant	15,500	586,055
Genesco *	11,600	664,680	Assured Guaranty ‡	61,800	858,402
Harman International Industries	4,800	201,264	Banner	21,400	620,386
Hot Topic	27,700	238,220	Brandywine Realty Trust REIT	13,800	160,080
Jones Group	40,100	473,581	Central Pacific Financial *	25,300	363,561
Kona Grill *	24,600	221,892	Century Bancorp, Cl A	3,200	104,672
LeapFrog Enterprises *	54,900	485,316	Citizens Republic Bancorp *	38,900	705,646
Marriott Vacations Worldwide *	7,400	291,116	City National	3,300	168,630
Movado Group	20,000	633,800	CoBiz Financial	38,200	272,366
Multimedia Games Holding *	9,100	144,690	Commerce Bancshares	8,300	316,064
Rent-A-Center	16,900	563,277	Dupont Fabros Technology REIT	17,500	375,550
RG Barry	12,700	193,548	Extra Space Storage REIT	22,300	769,127
Rick’s Cabaret International *	38,400	315,264	Farmers National Banc	14,000	86,660
Saga Communications, Cl A	2,300	97,566	Fidelity Southern	13,837	135,464
Smith & Wesson Holding *	21,500	206,400	Financial Institutions	26,700	508,368
Stage Stores	24,000	588,000	First Defiance Financial	10,200	180,540
Stein Mart *	25,000	196,500	First Merchants	42,800	629,588
Texas Roadhouse	15,700	255,596	Granite Real Estate (Canada)	13,300	487,844
Thor Industries	12,400	471,572	Great Southern Bancorp	14,000	397,180
Unifi *	12,700	178,181	Hanmi Financial *	25,200	312,732
		11,703,074	Highwoods Properties REIT	9,700	312,825
Consumer Staples - 3.3%			Home Properties REIT	6,700	407,293
Cal-Maine Foods	16,900	728,897	Mack-Cali Realty REIT	8,500	220,915
Darling International *	16,800	277,704	MainSource Financial Group	12,800	160,256
Harris Teeter Supermarkets	7,300	273,385	MicroFinancial	16,800	132,384
Orchids Paper Products	19,900	381,881	Mission West Properties REIT	45,500	376,740
Pantry *	13,800	183,057	Montpelier Re Holdings ‡	31,600	722,692
Universal	10,100	500,556	National Retail Properties REIT	10,100	319,968
USANA Health Sciences *	4,000	172,560	One Liberty Properties REIT	9,100	171,899
Village Super Market, Cl A	7,536	276,345	Pacific Mercantile Bancorp *	12,300	88,191
		2,794,385	Peapack Gladstone Financial	8,900	137,861
Energy - 5.2%			Peoples Bancorp	14,200	302,460
Alon USA Energy	26,700	350,571	Post Properties REIT	14,200	693,102
Bristow Group	5,200	259,584	Primerica	20,900	590,634
CVR Energy *	14,100	518,175	PrivateBancorp	7,700	124,432
			ProAssurance	7,300	652,620

See note to schedule of investments.

6 HighMark® Funds

schedule of investments
October 31, 2012 (unaudited)

cognitive value fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Financials - (continued)			Industrial - (continued)
Protective Life	13,600	$371,280	Generac Holdings	28,200	$958,800
Republic Bancorp, Cl A	27,700	598,874	Huntington Ingalls Industries *	19,000	805,220
Resource America, Cl A	19,400	131,144	Hyster-Yale Materials Handling *	6,700	275,236
Safety Insurance Group	9,600	444,960	Hyster-Yale Materials Handling *	6,700	275,236
Sterling Financial	16,200	344,412	Intersections	36,800	341,872
SVB Financial Group *	7,200	407,448	Kimball International, Cl B	21,900	261,486
Taylor Capital Group *	12,500	233,500	LB Foster, Cl A	6,700	221,167
United Fire Group	25,800	613,266	Lydall *	12,800	165,248
Urstadt Biddle Properties, Cl A REIT	17,100	323,874	MYR Group *	8,500	180,030
Validus Holdings ‡	9,400	336,520	NACCO Industries, Cl A	9,000	455,760
Webster Financial	28,700	631,400	Oshkosh *	9,400	281,812
White River Capital	3,900	86,970	Portfolio Recovery Associates *	2,600	272,090
World Acceptance *	5,600	373,856	RR Donnelley & Sons	18,700	187,374
WSFS Financial	3,000	127,065	Saia *	12,100	273,460
		21,235,850	Sauer-Danfoss	8,100	324,486
Health Care - 6.5%			Sparton *	13,000	175,500
Amedisys *	9,600	105,984	Spirit Aerosystems Holdings, Cl A *	7,800	121,914
Amsurg *	11,500	327,980	Spirit Airlines *	12,700	222,885
Analogic	11,300	832,358	Standex International	9,000	416,160
Cambrex *	21,100	254,888	Steelcase, Cl A	28,500	285,285
Community Health Systems *	7,000	191,940	Supreme Industries, Cl A *	68,800	243,552
Gentiva Health Services *	10,900	102,460	Sypris Solutions	31,100	195,930
Impax Laboratories *	21,900	465,375	TAL International Group	4,200	143,388
National Healthcare	4,600	219,052	Tetra Tech *	9,900	256,806
Orthofix International NV * ‡	10,000	396,600	Trimas *	12,300	308,484
Owens & Minor	7,100	202,137	Trinity Industries	7,700	240,856
PAREXEL International *	5,300	162,657	Triumph Group	8,200	536,444
RTI Biologics *	98,000	397,880	UniFirst	3,100	215,667
Select Medical Holdings *	53,000	561,270			15,543,288
STERIS	17,400	619,614	Information Technology - 12.9%
SurModics *	18,200	327,236	Ancestry.com *	16,700	527,720
United Therapeutics *	3,600	164,412	AOL *	19,100	655,703
Utah Medical Products	6,200	210,924	Diebold	17,100	508,725
		5,542,767	Entegris *	50,000	410,500
Industrial - 18.1%			Entropic Communications *	55,700	267,917
Aircastle	21,400	238,182	Global Cash Access Holdings *	75,700	533,685
Alaska Air Group *	20,000	764,800	IEC Electronics *	55,900	403,598
Amerco	3,500	404,390	Insight Enterprises *	30,200	488,334
AO Smith	2,800	170,156	Itron *	8,200	336,692
Applied Industrial Technologies	4,300	174,537	Key Tronic *	38,400	435,840
Argan	43,000	764,970	Kulicke & Soffa Industries *	38,200	391,932
AZZ	15,400	607,376	Magnachip Semiconductor * ‡	40,600	456,750
Barrett Business Services	32,000	954,560	Mentor Graphics *	52,000	807,040
Brink’s	10,700	281,517	MTS Systems	17,400	877,134
Columbus McKinnon *	11,700	175,149	Net 1 UEPS Technologies * ‡	39,700	351,345
Deluxe	6,100	192,211	Netgear *	7,200	255,672
Encore Capital Group *	14,500	420,500	Netscout Systems *	21,500	531,695
EnerSys *	23,000	793,040	Plexus *	12,200	328,302
Espey Manufacturing & Electronics	15,900	436,614	Power-One *	88,700	357,461
Exelis	47,300	523,138	Silicon Motion Technology ADR * ‡	29,100	398,379
			Tech Data *	9,000	398,790

See note to schedule of investments.

HighMark®  Funds 7

schedule of investments
October 31, 2012 (unaudited)

cognitive value fund (continued)

Description	Shares	Value	Description		Shares	Value

Common Stock - (continued)†			Registered Investment Companies - (continued)
Information Technology - (continued)				Rydex S&P SmallCap 600 Pure
Tessco Technologies	16,100	$334,880		Value ETF	24,300	$969,570
Ultratech *	7,800	241,098		Vanguard S&P Small-Cap 600
Wayside Technology Group	15,000	185,700		Value ETF	7,500	498,226
WNS Holdings ADR * ‡	56,000	588,000		Total Registered Investment Companies
		11,072,892		(Cost $3,733,195)		4,277,121
Materials - 6.0%				Total Investments - 99.6%
A. Schulman	8,400	215,544		(Cost $78,042,230) ††		85,312,360
Bemis	13,500	446,175		Other Assets & Liabilities, Net - 0.4%		316,718
Boise	55,700	467,323		Net Assets - 100.0%		$85,629,078
Cabot	5,400	193,104
Chase	600	11,058
Georgia Gulf	11,100	392,829	*	Non-income producing security.
Haynes International	4,200	212,856	‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Huntsman	11,500	172,960
Methanex (Canada)	8,200	246,000	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Minerals Technologies	1,600	114,656	††	At October 31, 2012, the tax basis cost of the Fund’s investments was $78,042,230, and the unrealized appreciation and depreciation were $8,734,089 and $(1,463,959), respectively.
Myers Industries	14,500	215,035
Neenah Paper	18,700	484,330	ADR	- American Depositary Receipt
Omnova Solutions *	47,700	373,968	Cl	- Class
Owens-Illinois *	11,800	229,982	ETF	- Exchange Traded Fund
PH Glatfelter	39,000	694,590	REIT	- Real Estate Investment Trust
Quaker Chemical	2,600	137,774	S&P	- Standard & Poor’s
Schweitzer-Mauduit International	9,200	322,276
Worthington Industries	9,300	201,066
		5,131,526
Telecommunication Services - 0.3%
USA Mobility	26,700	295,035
Utilities - 3.8%
El Paso Electric	12,400	421,476
Empire District Electric	19,500	423,345
Great Plains Energy	15,400	345,576
MDU Resources Group	10,000	217,300
PNM Resources	19,100	423,256
Portland General Electric	25,900	709,660
Vectren	23,600	697,852
		3,238,465
Total Common Stock
(Cost $74,309,035)		81,035,239
Registered Investment Companies - 5.0%
Dreyfus Cash Management	1,113,126	1,113,126
iShares Russell 2000 Value Index
Fund ETF	11,700	851,994
iShares S&P SmallCap 600 Value
Index Fund ETF	10,900	844,205

See note to schedule of investments.

8 HighMark® Funds

schedule of investments
October 31, 2012 (unaudited)

cognitive value fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair	Level 1	Level 2 Significant	Level 3 Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Investments in Securities**	$85,312,360	$85,312,360	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 9

schedule of investments
October 31, 2012 (unaudited)

enhanced growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.4%†			Common Stock - (continued)†
Consumer Discretionary - 4.0%			Information Technology - (continued)
Amazon.com *	3,660	$852,121	Altera	14,300	$435,864
Comcast, Cl A	20,000	750,200	Amdocs	16,100	532,427
Expedia	10,480	619,892	Amphenol, Cl A	8,500	511,105
Garmin ‡	7,050	267,830	Analog Devices	12,150	475,186
Netflix *	1,900	150,271	Apple	14,420	8,581,342
Priceline.com *	1,000	573,770	Applied Materials	45,250	479,650
		3,214,084	ASML Holding ‡	6,047	332,404
Health Care - 7.3%			Autodesk *	19,900	633,616
Affymax *	10,000	227,900	Automatic Data Processing	12,000	693,480
Agilent Technologies	9,760	351,262	Avago Technologies ‡	7,000	231,210
Alexion Pharmaceuticals *	4,000	361,520	Avnet *	8,590	246,103
Alkermes * ‡	5,000	92,650	Baidu, SP ADR *	3,500	373,170
Amarin PLC ADR * ‡	8,000	94,240	BMC Software *	19,300	785,510
Amgen	5,000	432,725	Broadcom, Cl A *	28,000	882,980
Ariad Pharmaceuticals *	6,000	129,300	CA	20,500	461,660
Biogen Idec *	2,200	304,084	Check Point Software Technologies * ‡	17,000	757,010
Celgene *	4,000	293,280	Cisco Systems	85,000	1,456,900
Cubist Pharmaceuticals *	2,500	107,250	Citrix Systems *	11,800	729,358
Endo Health Solutions *	3,000	85,980	Cognizant Technology Solutions, Cl A *	19,170	1,277,680
Gilead Sciences *	6,000	402,960	Computer Sciences	6,000	182,700
Illumina *	3,000	142,530	Corning	13,800	162,150
Impax Laboratories *	7,000	148,750	Cypress Semiconductor *	11,600	114,956
Incyte *	6,000	95,760	Dell	48,000	443,040
InterMune *	15,000	119,250	eBay *	25,000	1,207,250
Life Technologies *	3,000	146,730	Electronic Arts *	10,550	130,292
Medivation *	2,000	102,240	EMC *	52,720	1,287,422
Myriad Genetics *	4,000	104,680	Equinix *	1,200	216,492
NuPathe *	29,000	105,560	F5 Networks *	8,300	684,584
Onyx Pharmaceuticals *	3,000	235,080	Facebook, Cl A *	7,800	164,697
Optimer Pharmaceuticals *	4,500	42,930	Fairchild Semiconductor International *	15,000	176,400
Perrigo	2,200	253,022	First Solar *	11,400	277,134
QIAGEN * ‡	6,000	104,700	Fiserv *	7,800	584,532
Questcor Pharmaceuticals	2,000	50,960	Flextronics International * ‡	40,000	230,800
Rigel Pharmaceuticals *	10,000	89,100	Google, Cl A *	5,200	3,534,804
Sarepta Therapeutics *	2,000	42,620	Hewlett-Packard	21,710	300,684
Shire PLC ADR ‡	4,000	337,560	Hitachi, ADR	9,500	498,370
Trius Therapeutics *	18,000	98,640	IAC/InterActiveCorp	9,125	441,194
United Therapeutics *	3,000	137,010	Informatica *	10,000	271,400
Vertex Pharmaceuticals *	5,000	241,200	Intel	82,000	1,773,250
Warner Chilcott, Cl A * ‡	12,000	138,960	International Business Machines	13,550	2,635,882
ZIOPHARM Oncology *	35,000	164,850	Intersil, Cl A	12,650	89,182
		5,785,283	Intuit	8,650	513,983
Information Technology - 85.8%			Juniper Networks *	19,600	324,772
Accenture, Cl A ‡	22,350	1,506,614	KLA-Tencor	15,000	697,800
ACI Worldwide *	4,400	172,040	Lam Research *	26,650	943,410
Activision Blizzard	37,100	404,019	Lexmark International, Cl A	8,000	170,080
Adobe Systems *	14,000	476,000	Linear Technology	12,350	386,061
Advanced Micro Devices *	50,600	103,730	LinkedIn Cl A *	1,900	203,167
Akamai Technologies *	8,000	303,920	Marvell Technology Group ‡	57,650	454,859
Alliance Data Systems *	4,000	572,200	Maxim Integrated Products	15,000	412,875
			Microchip Technology	13,000	407,550
			Micron Technology *	50,100	271,793

See note to schedule of investments.

10 HighMark® Funds

schedule of investments
October 31, 2012 (unaudited)

enhanced growth fund (concluded)

Description	Shares	Value	Description		Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Information Technology - (continued)				Telecommunication Services - 0.3%
MICROS Systems *	4,250	$192,908		Millicom International Cellular ‡	2,450	$209,475
Microsoft	124,200	3,544,047				209,475
NetApp *	32,020	861,338		Total Common Stock
Netease.com, ADR *	5,300	286,200		(Cost $49,344,028)		77,072,189
Nuance Communications *	14,500	322,770
NVIDIA *	48,425	579,647	Registered Investment Companies - 2.6%
ON Semiconductor *	60,700	373,305		Dreyfus Cash Management	1,056,817	1,056,817
Oracle	73,300	2,275,965		PowerShares Trust Series I	15,700	1,019,715
Paychex	10,100	327,543		Total Registered Investment Companies
Polycom *	14,000	140,280		(Cost $2,016,716)		2,076,532
Qualcomm	39,600	2,319,570		Total Investments - 100.0%
Red Hat *	15,200	747,384		(Cost $51,360,744) ††		79,148,721
Riverbed Technology *	18,300	338,001		Other Assets & Liabilities, Net - 0.0%		(23,225)
Salesforce.com *	9,000	1,313,820		Net Assets - 100.0%		$79,125,496
Samsung Electronics, GDR ‡	2,350	1,417,050
SanDisk *	20,000	835,200
SAP, ADR	2,800	204,120	*	Non-income producing security.
Seagate Technology ‡	35,000	956,200	‡	This security is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Siliconware Precision Industries, ADR	24,309	116,683
Sohu.com *	4,900	186,102	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Symantec *	25,000	454,750	††	At October 31, 2012, the tax basis cost of the Fund’s investments was $51,360,744, and the unrealized appreciation and depreciation were $31,770,641 and $(3,982,664), respectively.
SYNNEX *	12,400	401,636
Taiwan Semiconductor Manufacturing,			ADR	- American Depositary Receipt
SP ADR	31,506	500,945	Cl	- Class
TE Connectivity ‡	14,300	460,174	GDR	- Global Depositary Receipt
Teradata *	12,850	877,784	PLC	- Public Liability Company
Teradyne *	20,000	292,400	SP ADR	- Sponsored American Depositary Receipt
Texas Instruments	23,000	646,070
TIBCO Software *	13,500	340,335
Trimble Navigation *	5,600	264,208
VeriSign *	14,000	518,980
VMware, Cl A *	6,700	567,959
Western Digital	16,000	547,680
Xilinx	18,000	589,680
Yahoo! *	27,000	453,870
		67,863,347
A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Investments in Securities**	$79,148,721	$79,148,721	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 11

schedule of investments
October 31, 2012 (unaudited)

equity income fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.8%†			Common Stock - (continued)†
Consumer Discretionary - 4.5%			Industrial - (continued)
Brinker International	7,807	$240,456	Eaton	5,300	$250,266
Carnival	4,642	175,839	General Electric	25,270	532,186
Target	4,552	290,190	Lockheed Martin	3,823	358,100
Time Warner	7,123	309,494	Northrop Grumman	3,863	265,349
		1,015,979	Raytheon	5,605	317,019
Consumer Staples - 4.3%			Textainer Group Holdings ‡	6,554	197,931
Altria Group	15,564	494,935	WW Grainger	1,667	335,750
Campbell Soup	5,855	206,506			2,962,540
PepsiCo	3,928	271,975	Information Technology - 5.1%
		973,416	Intel	10,975	237,334
Energy - 13.5%			International Business Machines	1,240	241,217
Chevron	7,898	870,439	Microsoft	13,434	383,339
ConocoPhillips	7,025	406,396	Seagate Technology ‡	10,687	291,969
ExxonMobil	12,182	1,110,633			1,153,859
Spectra Energy	10,849	313,211	Materials - 2.3%
Williams	10,791	377,577	EI Du Pont de Nemours	5,123	228,076
		3,078,256	International Paper	8,055	288,611
Financials - 29.9%					516,687
ACE ‡	5,464	429,744	Telecommunication Services - 6.5%
Allstate	9,147	365,697	AT&T	14,609	505,325
American Express	5,147	288,078	BCE (Canada)	6,690	292,085
Annaly Capital Management REIT	23,688	382,324	Verizon Communications	15,291	682,590
Assurant	6,826	258,091			1,480,000
Bank of Hawaii	6,792	299,935	Utilities - 9.5%
BB&T	13,379	387,322	CMS Energy	14,966	363,973
Chimera Investment REIT	133,632	356,797	DTE Energy	5,461	339,128
Chubb	4,193	322,777	Duke Energy	6,509	427,576
CVB Financial	24,711	267,373	Edison International	9,590	450,155
FirstMerit	19,323	267,817	Southwest Gas	7,237	314,592
Home Properties REIT	4,208	255,804	Xcel Energy	9,347	264,053
JPMorgan Chase	12,560	523,501			2,159,477
Macerich REIT	3,841	218,937	Total Common Stock
Rayonier REIT	6,757	331,161	(Cost $18,396,569)		22,436,395
Sterling Financial	10,921	232,180
Travelers	3,823	271,204	Registered Investment Companies - 1.0%
US Bancorp	20,240	672,170	Dreyfus Cash Management	114,131	114,131
Wells Fargo	19,386	653,114	SPDR S&P 500 ETF Trust	831	117,321
		6,784,026	Total Registered Investment Companies
Health Care - 10.2%			(Cost $217,700)		231,452
Bristol-Myers Squibb	16,928	562,856	Total Investments - 99.8%
Eli Lilly	5,598	272,231	(Cost $18,614,269) ††		22,667,847
Johnson & Johnson	9,590	679,164	Other Assets & Liabilities, Net - 0.2%		46,838
Pfizer	32,083	797,904	Net Assets - 100.0%		$22,714,685
		2,312,155
Industrial - 13.0%
Boeing	3,710	261,333
Deluxe	14,110	444,606

See note to schedule of investments.

12 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

equity income fund (concluded)

‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††	At October 31, 2012, the tax basis cost of the Fund’s investments was $18,614,269 and the unrealized appreciation and depreciation were $4,216,779 and $(163,201), respectively.
ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor’s
SPDR	- Standard & Poor’s Depositary Receipts

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Investment in Securities *	$22,667,847	$22,667,847	$—	$—

* See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 13

schedule of investments
October 31, 2012 (unaudited)

geneva mid cap growth fund

Description	Shares	Value	Description		Shares	Value

Common Stock - 97.6%†			Common Stock - (continued)†
Consumer Discretionary - 19.9%				Industrial - (continued)
Chipotle Mexican Grill *	42,089	$10,712,913		Fastenal	505,478	$22,594,867
Coach	192,159	10,770,512		Genesee & Wyoming, Cl A *	222,121	16,097,109
Dick’s Sporting Goods	508,185	25,409,250		IDEX	308,887	13,136,964
Gentex	308,358	5,309,925		IHS, Cl A *	245,447	20,713,272
LKQ *	1,435,170	29,980,701		Lincoln Electric Holdings	253,492	10,993,948
O’Reilly Automotive *	275,308	23,588,389		Roper Industries	210,460	22,975,918
Panera Bread, Cl A *	168,803	28,466,938		Stericycle *	267,483	25,346,689
Polaris Industries	223,064	18,848,908				192,891,073
Tractor Supply	277,656	26,721,613		Information Technology - 21.8%
Ulta Salon Cosmetics & Fragrance	103,803	9,572,713		Amphenol, Cl A	369,180	22,198,794
Under Armour, Cl A *	180,164	9,415,371		ANSYS *	300,085	21,270,025
		198,797,233		Citrix Systems *	265,293	16,397,760
Consumer Staples - 5.6%				Cognizant Technology Solutions, Cl A *	341,831	22,783,036
Church & Dwight	460,395	23,369,650		F5 Networks *	108,476	8,947,101
JM Smucker	238,971	20,465,476		FactSet Research Systems	182,122	16,491,147
McCormick	191,968	11,829,068		Fiserv *	242,342	18,161,110
		55,664,194		Intuit	422,345	25,095,740
Energy - 8.1%				MICROS Systems *	425,002	19,290,841
Concho Resources *	184,317	15,873,380		Red Hat *	324,316	15,946,618
FMC Technologies *	404,606	16,548,386		Teradata *	241,145	16,472,615
Oasis Petroleum *	610,101	17,918,666		Trimble Navigation *	305,769	14,426,181
Oil States International *	233,084	17,038,440				217,480,968
Range Resources	199,023	13,008,143		Materials - 1.6%
		80,387,015		Sigma-Aldrich	220,704	15,480,179
Financials - 6.6%				Total Common Stock
Affiliated Managers Group *	117,980	14,924,470		(Cost $841,609,631)		973,546,212
East West Bancorp	563,782	12,002,919
IntercontinentalExchange *	124,227	16,273,737	Registered Investment Company - 2.1%
Signature Bank *	319,418	22,755,338		Dreyfus Cash Management	20,660,466	20,660,466
		65,956,464		Total Registered Investment Company
Health Care - 14.7%				(Cost $20,660,466)		20,660,466
Align Technology *	237,618	6,315,886		Total Investments - 99.7%
Catamaran *	421,280	19,867,565		(Cost $862,270,097) ††		994,206,678
Cerner *	327,636	24,962,587		Other Assets & Liabilities, Net - 0.3%		3,379,392
CR Bard	112,105	10,783,380		Net Assets - 100.0%		$997,586,070
DENTSPLY International	254,232	9,365,907
Edwards Lifesciences *	136,730	11,872,266
IDEXX Laboratories *	213,217	20,511,475	*	Non-income producing security.
Perrigo	182,621	21,003,241	† ††
Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
At October 31, 2012, the tax basis cost of the Fund’s investments was $862,270,097, and the unrealized

Varian Medical Systems *	332,636	22,206,779
		146,889,086	Cl	appreciation and depreciation were $145,038,910 and $(13,102,329), respectively. - Class
Industrial - 19.3%
AMETEK	542,968	19,302,513
CH Robinson Worldwide	202,618	12,223,944
Clean Harbors *	227,945	13,300,591
Copart *	562,878	16,205,258

See note to schedule of investments.

14 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

geneva mid cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Investment in Securities **	$994,206,678	$994,206,678	$—	$—

**   See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 15

schedule of investments
October 31, 2012 (unaudited)

geneva small cap growth fund

Description	Shares	Value	Description		Shares	Value

Common Stock - 96.9%†			Common Stock - (continued)†
Consumer Discretionary - 14.5%				Industrial - (continued)
BJ’s Restaurants *	18,896	$624,513		Marten Transport	37,340	$690,790
Hibbett Sports *	21,828	1,178,494		Middleby *	9,630	1,203,269
JOS A Bank Clothiers *	17,317	810,262		RBC Bearings *	22,279	1,106,375
LKQ *	38,277	799,607		Team *	20,665	677,399
Monro Muffler Brake	20,041	679,791				10,375,582
Panera Bread, Cl A *	5,899	994,807		Information Technology - 19.8%
Ulta Salon, Cosmetics & Fragrance *	8,398	774,464		Bottomline Technologies *	35,397	828,290
Vitamin Shoppe *	20,665	1,182,865		Concur Technologies *	15,616	1,034,248
		7,044,803		ExlService Holdings *	25,871	766,816
Consumer Staples - 2.8%				Factset Research Systems	7,114	644,173
J & J Snack Foods	11,556	661,812		Interactive Intelligence Group *	29,705	941,946
TreeHouse Foods *	13,274	710,823		Liquidity Services *	19,260	794,090
		1,372,635		Opnet Technologies	17,802	755,339
Energy - 7.3%				Pegasystems	16,570	388,898
Dril-Quip *	14,506	1,004,686		Riverbed Technology *	31,250	577,188
Gulfport Energy *	37,045	1,229,153		Tyler Technologies *	35,223	1,684,012
Rosetta Resources *	14,783	680,609		Ultimate Software Group *	12,163	1,232,842
SM Energy	11,782	635,285				9,647,842
		3,549,733		Materials - 3.3%
Financials - 7.6%				Balchem	25,281	880,537
Affiliated Managers Group *	4,459	564,064		Sensient Technologies	20,613	749,901
Bank of the Ozarks	28,248	924,840				1,630,438
MarketAxess Holdings	29,063	907,928		Total Common Stock
Texas Capital Bancshares *	27,120	1,287,386		(Cost $41,425,749)		47,197,499
		3,684,218
Health Care - 20.3%			Registered Investment Company - 2.6%
Cantel Medical	37,115	965,348		Dreyfus Cash Management	1,267,021	1,267,021
Catamaran (Canada) *	18,254	860,859		Total Registered Investment Company
Haemonetics *	10,931	893,063		(Cost $1,267,021)		1,267,021
HMS Holdings *	26,027	600,963		Total Investments - 99.5%
IDEXX Laboratories *	7,635	734,487		(Cost $42,692,770) ††		48,464,520
IPC The Hospitalist *	15,686	541,010		Other Assets & Liabilities, Net - 0.5%		228,275
Medidata Solutions *	35,483	1,490,996		Net Assets - 100.0%		$48,692,795
MWI Veterinary Supply *	11,729	1,231,780
Neogen *	15,772	674,884
PAREXEL International *	37,652	1,155,540	*	Non-income producing security.
Techne	11,035	743,318	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
		9,892,248
Industrial - 21.3%			††	At October 31, 2012, the tax basis cost of the Fund’s investments was $42,692,770, and the unrealized appreciation and depreciation were $6,984,144 and $(1,212,394), respectively.
Acuity Brands	16,918	1,094,590
Allegiant Travel *	15,096	1,098,083	Cl	- Class
Barnes Group	26,617	608,997
Chart Industries *	9,821	695,229
Donaldson	18,774	605,837
Echo Global Logistics *	27,988	470,478
Genesee & Wyoming, Cl A *	12,996	941,820
Healthcare Services Group	49,486	1,182,715

See note to schedule of investments.

16 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

geneva small cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Investments in Securities **	$48,464,520	$48,464,520	$—	$—

**   See schedule of investments detail for industry and security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 17

schedule of investments
October 31, 2012 (unaudited)

international opportunities fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 93.8%			Common Stock - (continued)
Australia - 3.2%			Germany - (continued)
Amcor	80,000	$656,052	Bayer	22,000	$1,915,933
Beach Energy	562,500	805,790	Bilfinger Berger	12,000	1,174,150
Flight Centre	30,000	828,368	Celesio	30,000	580,737
GrainCorp	100,000	1,273,693	Continental	6,000	601,384
Insurance Australia Group	160,000	762,348	Deutsche Bank	15,000	679,892
Lend Lease Group	80,000	719,995	Deutsche Lufthansa	45,000	687,669
Ramsay Health Care	30,000	739,926	Deutsche Post	60,000	1,189,470
Spark Infrastructure Group	400,000	701,725	E.ON	50,000	1,136,069
		6,487,897	Freenet	60,000	991,938
Belgium - 3.4%			Hannover Rueckversicherung	20,000	1,406,834
Ageas	35,000	890,742	Metro	20,000	576,136
Anheuser-Busch InBev NV	45,000	3,762,638	Muenchener Rueckversicherungs-
Belgacom	25,000	730,701	Gesellschaft	5,000	803,609
Groupe Bruxelles Lambert	10,000	738,283	ProSiebenSat.1 Media	20,000	557,341
Solvay	6,000	721,381	SAP	15,000	1,092,649
		6,843,745	Suedzucker	20,000	774,964
Bermuda - 0.7%			TUI *	140,000	1,312,137
Catlin Group	100,000	760,405			19,372,400
Lancashire Holdings	50,000	696,338	Hong Kong - 6.4%
		1,456,743	BOC Hong Kong Holdings	250,000	769,350
China - 0.4%			Cheung Kong Holdings	80,000	1,181,928
Yangzijiang Shipbuilding Holdings	1,000,000	741,925	CLP Holdings	150,000	1,279,347
Denmark - 2.7%			Giordano International	1,500,000	1,246,444
A P Moller - Maersk, Cl B	150	1,046,678	Hutchison Whampoa	60,000	590,319
Coloplast, Cl B	6,000	1,315,645	Johnson Electric Holdings	1,200,000	771,092
Novo Nordisk, Cl B	10,000	1,611,544	Kerry Properties	150,000	744,189
Pandora	50,000	794,044	New World Development	1,100,000	1,700,376
TDC	100,000	688,924	Sino Land	500,000	895,478
		5,456,835	SJM Holdings	250,000	544,513
France - 6.2%			Sun Hung Kai Properties	90,000	1,253,024
Arkema	12,000	1,094,048	Television Broadcasts	100,000	745,156
AtoS	17,000	1,141,604	Wharf Holdings	125,000	855,640
BNP Paribas	20,000	1,006,066	Wheelock	125,000	546,771
Casino Guichard-Perrachon	12,000	1,048,009			13,123,627
Christian Dior	9,000	1,291,931	Hungary - 1.6%
Eiffage	20,000	687,085	Magyar Telekom Telecommunications	300,000	555,699
Sanofi	20,000	1,758,088	MOL Hungarian Oil and Gas	10,000	868,536
SCOR	25,000	667,190	OTP Bank	50,000	949,033
Total	30,000	1,509,488	Richter Gedeon Nyrt	4,500	839,311
Valeo	20,000	878,785			3,212,579
Vinci	18,000	796,622	India - 1.7%
Vivendi	41,333	845,657	Dr Reddy’s Laboratories, ADR	15,000	488,100
		12,724,573	Hindustan Unilever	60,000	609,648
Germany - 9.5%			Infosys, SP ADR	15,000	651,300
Allianz	10,000	1,239,890	Oil & Natural Gas *	120,000	598,940
BASF	32,000	2,651,598	Power Finance *	170,000	585,733
			Tata Motors, SP ADR	25,000	603,750
					3,537,471

See note to schedule of investments.

18 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Common Stock - (continued)
Ireland - 2.2%			Netherlands - (continued)
CRH	60,000	$1,117,369	Delta Lloyd	40,000	$665,181
Experian	70,000	1,208,708	Heineken	15,000	924,766
Kerry Group	25,000	1,310,725	Koninklijke Ahold	100,000	1,273,201
Smurfit Kappa Group	70,000	768,483	Koninklijke DSM	15,000	770,201
		4,405,285	Koninklijke Philips Electronics	25,000	625,065
Japan - 10.6%			PostNL *	318,750	1,256,789
Aeon	60,000	654,641	Royal Dutch Shell, Cl B	100,000	3,534,946
Aisin Seiki	20,000	581,736	SBM Offshore *	40,000	522,605
Asahi Kasei	120,000	659,902	Wolters Kluwer	35,000	677,300
Daikyo	200,000	533,634			12,081,083
Daiwa House Industry	70,000	1,060,128	Norway - 2.2%
DCM Holdings	70,000	477,014	DNB	60,000	749,303
DIC	300,000	552,424	Fred Olsen Energy	17,000	797,625
Heiwa	40,000	628,335	Petroleum Geo-Services	30,000	517,250
Idemitsu Kosan	6,500	559,376	STX OSV Holdings	400,000	501,722
Isuzu Motors	150,000	792,935	Telenor	40,000	786,487
IT Holdings	40,000	498,058	TGS Nopec Geophysical	20,000	680,547
Itochu	100,000	1,000,877	Yara International	10,000	471,121
JVC Kenwood	120,000	425,404			4,504,055
KDDI	10,000	776,650	Poland - 2.7%
Marubeni	120,000	777,151	Bank Pekao	15,000	720,248
Medipal Holdings	70,000	890,893	KGHM Polska Miedz	15,000	755,485
Mitsui	45,000	634,160	PGE Grupa Energetyczna	120,000	650,244
Mizuho Financial Group	600,000	939,496	Polski Koncern Naftowy Orlen *	65,000	891,736
Nippon Express	200,000	731,555	Powszechna Kasa
Nippon Telegraph and Telephone	12,000	546,411	Oszczednosci Bank Polski	175,000	1,956,290
Oki Electric Industry *	400,000	400,852	Synthos	300,000	498,019
ORIX	10,000	1,027,183			5,472,022
Press Kogyo	100,000	418,389	Singapore - 3.6%
Resona Holdings	200,000	864,337	ComfortDelGro	450,000	623,463
SANKYU	240,000	835,776	DBS Group Holdings	150,000	1,709,297
SCSK	32,000	544,357	Golden Agri-Resources	1,700,000	871,044
Sumitomo	60,000	817,738	Hutchison Port Holdings Trust	900,000	702,000
Sumitomo Mitsui Financial Group	40,000	1,224,602	Jardine Cycle & Carriage	14,651	591,421
Sumitomo Mitsui Trust Holdings	250,000	757,860	SembCorp Industries	150,000	668,962
Toyota Tsusho	25,000	545,534	StarHub	250,000	754,222
UNY	70,000	498,058	UOL Group	300,000	1,392,031
		21,655,466			7,312,440
Mexico - 2.3%			South Korea - 2.0%
America Movil, Ser L, ADR	40,000	1,011,600	Daelim Industrial	5,000	347,974
Cemex, SP ADR *	70,000	632,800	Hanwha	25,000	714,056
Desarrolladora Homex, ADR *	40,000	530,000	Hyundai Marine & Fire Insurance	20,000	646,433
Grupo Aeroportuario del Pacifico, ADR	12,000	571,440	Kia Motors	10,000	555,657
Grupo Mexico, Ser B	200,000	641,515	Samsung Electronics	1,500	1,801,760
Kimberly-Clark de Mexico, Ser A	500,000	1,212,005			4,065,880
		4,599,360	Sweden - 2.6%
Netherlands - 5.9%			Electrolux, Ser B	50,000	1,279,229
AEGON	200,000	1,116,757
CSM	35,000	714,272

See note to schedule of investments.

HighMark®  Funds 19

schedule of investments
October 31, 2012 (unaudited)

international opportunities fund (continued)

Description	Shares	Value	Description		Shares	Value

Common Stock - (continued)			Common Stock - (continued)
Sweden - (continued)				United Kingdom - (continued)
Getinge, Cl B	20,000	$615,116		Rolls-Royce Holdings, CL C * ^	7,420,000	$11,974
Nordea Bank	70,000	635,846		Stagecoach Group	150,000	664,224
Sandvik	100,000	1,387,025		Standard Chartered	35,000	826,609
Skandinaviska Enskilda Banken, Cl A	100,000	829,200		Tate & Lyle	70,000	820,114
Svenska Cellulosa, Cl B	30,000	584,360		Unilever	60,000	2,237,642
		5,330,776		Vodafone Group	300,000	814,546
Switzerland - 4.7%				WH Smith	120,000	1,202,575
Clariant *	40,000	428,219		William Hill	150,000	818,177
Nestle	30,000	1,903,790				30,098,868
Novartis	30,000	1,805,541		Total Common Stock
OC Oerlikon *	70,000	704,284		(Cost $166,202,675)		190,962,351
Roche Holding	10,000	1,923,118	Preferred Stock - 0.6%
Swiss Life Holding *	8,000	1,006,765		Germany - 0.6%
Swiss Re *	12,000	829,164		Volkswagen	6,000	1,241,187
Zurich Insurance Group *	4,000	985,719		Total Preferred Stock
		9,586,600		(Cost $1,086,539)		1,241,187
Thailand - 0.6%			Exchange Traded Fund - 1.6%
Advanced Info Service, NVDR	100,000	644,372		United States - 1.6%
Bangkok Bank, NVDR	100,000	577,488		Market Vectors Russia	120,000	3,340,800
		1,221,860		Total Exchange Traded Fund
Turkey - 3.8%				(Cost $3,256,752)		3,340,800
Arcelik	200,000	1,322,176	Registered Investment Company - 2.8%
Eregli Demir ve Celik Fabrikalari	500,000	594,142		Dreyfus Cash Management	5,737,490	5,737,490
KOC Holding	231,000	1,085,088		Total Registered Investment Company
Turk Telekomunikasyon	170,000	663,877		(Cost $5,737,490)		5,737,490
Turkiye Halk Bankasi	300,000	2,644,351		Total Investments - 98.8%
Turkiye Is Bankasi, Cl C	400,000	1,361,227		(Cost $176,283,456) ††		201,281,828
		7,670,861		Other Assets & Liabilities, Net - 1.2%		2,365,310
United Kingdom - 14.8%				Net Assets - 100.0%		$203,647,138
Aberdeen Asset Management	300,000	1,570,997
AMEC	40,000	684,235
AstraZeneca	38,085	1,768,515	*	Non-income producing security.
BAE Systems	200,000	1,007,633	^	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of this security as of October 31, 2012 is $11,974.
British American Tobacco	30,000	1,486,033
BT Group	450,000	1,543,160	††	At October 31, 2012, the tax basis cost of the Fund’s investments was $176,283,456, and the unrealized appreciation and depreciation were $30,300,277 and $(5,301,905), respectively.
Centrica	150,000	784,530
Compass Group	110,000	1,207,094	ADR	- American Depositary Receipt
Croda International	30,000	1,065,567	Cl	- Class
Daily Mail & General Trust	80,000	616,134	NVDR	- Non Voting Depositary Receipt
DS Smith	200,000	688,754	Ser	- Series
GlaxoSmithKline	70,000	1,566,237	SP ADR	- Sponsored American Depositary Receipt
HSBC Holdings	168,000	1,650,530
IG Group Holdings	120,000	843,352
Imperial Tobacco Group	30,000	1,132,861
ITV	400,000	558,684
Micro Focus International *	72,727	673,672
Mondi	60,000	660,351
Petrofac	90,000	2,329,627
Rexam	120,000	865,041

See note to schedule of investments.

20 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

international opportunities fund (concluded)

Fund Sectors		Futures - A summary of the open futures contracts held by the Fund at October 31, 2012 is as follows:
Sector †	% of Portfolio	Long Futures	Number of	Expiration	Unrealized Appreciation
Financials	24.30%	Outstanding	Contracts	Date	(Depreciation)**
Industrial	12.10%
Consumer Discretionary	11.60%	DAX Index Futures	10	Dec-12	$8,036
Consumer Staples	11.50%	Swiss Market IX Futures	40	Dec-12	(9,879)
Health Care	8.90%				($1,843)
Materials	8.70%
Energy	7.10%	** The primary risk exposure is the price movement of the underlying basket of equity securities.
Telecommunication Services	5.70%	See note to schedule of investments for additional details.
Information Technology	3.40%
Registered Investment Company	2.80%
Utilities	2.30%
Exchange Traded Fund	1.60%

† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at 10/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Common Stocks
United Kingdom	$30,098,868	$30,086,894	$—	$11,974
All Other Countries	160,863,483	160,863,483	—	—
Total Common Stocks:	$190,962,351	$190,950,377	$—	$11,974
Preferred Stocks	1,241,187	1,241,187	—	—
Exchange Traded Fund	3,340,800	3,340,800	—	—
Registered Investment Company	5,737,490	5,737,490	—	—
Derivative Contracts (1)	—	—
Equity Contracts	8,036	8,036	—	—
Liabilities:
Derivative Contracts (1)
Equity Contracts	(9,879)	(9,879)	—	—
Total:	$201,279,985	$201,268,011	$—	$11,974

(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 21

schedule of investments
October 31, 2012 (unaudited)

large cap core equity fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 96.5%†			Common Stock - (continued)†

Consumer Discretionary - 9.5%			Health Care - 12.4%
Amazon.com *	900	$209,538	Agilent Technologies	4,300	$154,757
Dollar General *	5,100	247,962	Allergan	3,100	278,752
Gap	4,400	157,168	Baxter International	13,300	832,979
Home Depot	29,595	1,816,541	Biogen Idec *	2,600	359,372
Las Vegas Sands	5,200	241,488	Boston Scientific *	80,900	415,826
Liberty Interactive, Cl A *	9,800	196,000	Cardinal Health	4,300	176,859
Liberty Ventures, Cl A *	164	9,333	Charles River Laboratories
Lowe’s	9,800	317,324	International *	8,200	306,024
Macy’s	20,400	776,628	Eli Lilly	4,000	194,520
McDonald’s	6,400	555,520	Humana	2,700	200,529
McGraw-Hill	4,700	259,816	McKesson	8,000	746,480
Sally Beauty Holdings *	9,180	221,054	Merck	13,190	601,860
Starbucks	6,000	275,400	Pfizer	61,617	1,532,415
Target	6,200	395,250	Stryker	4,800	252,480
Walt Disney	3,770	184,994	Thermo Fisher Scientific	20,400	1,245,624
Yum! Brands	3,475	243,632	UnitedHealth Group	3,780	211,680
		6,107,648	Watson Pharmaceuticals *	2,800	240,660
Consumer Staples - 11.8%			WellPoint	3,960	242,669
Beam	23,000	1,277,880			7,993,486
Coca-Cola	51,920	1,930,386	Industrial - 7.7%
Philip Morris International	18,723	1,658,109	3M	2,200	192,720
Procter & Gamble	35,500	2,458,020	ADT *	4,600	190,946
Wal-Mart Stores	3,700	277,574	Babcock & Wilcox *	9,000	231,930
		7,601,969	Caterpillar	4,500	381,645
Energy - 12.5%			CSX	29,700	607,959
Anadarko Petroleum	4,700	323,407	General Electric	81,455	1,715,442
Chevron	16,400	1,807,444	Ingersoll-Rand PLC †	14,500	681,935
EOG Resources	6,000	698,940	KBR	8,000	222,880
ExxonMobil	31,462	2,868,391	Pentair †	2,207	93,224
Occidental Petroleum	7,971	629,390	Textron	8,500	214,285
Schlumberger	3,357	233,412	Tyco International †	9,200	247,204
Tesoro	38,300	1,444,293	Wabtec	2,400	196,560
		8,005,277			4,976,730
Financials - 15.2%			Information Technology - 17.8%
Allied World Assurance Co			Analog Devices	4,520	176,777
Holdings AG ‡	7,200	578,160	Apple	4,515	2,686,876
Ameriprise Financial	5,400	315,198	Applied Materials	32,700	346,620
CapitalSource	70,100	554,491	Brocade Communications Systems *	94,600	501,380
Citigroup	21,900	818,841	Cisco Systems	29,700	509,058
General Growth Properties REIT	30,800	605,528	Citrix Systems *	3,600	222,516
JPMorgan Chase	19,965	832,141	eBay *	18,000	869,220
Markel *	300	141,582	Genpact	13,700	241,257
Regions Financial	37,700	245,804	Global Payments	4,900	209,475
Reinsurance Group of America	16,400	867,888	Google, Cl A *	700	475,839
Travelers	22,700	1,610,338	International Business Machines	1,300	252,889
Vornado Realty Trust REIT	10,100	810,121	Lender Processing Services	6,300	151,893
Wells Fargo	60,945	2,053,237	Maxim Integrated Products	13,100	360,578
White Mountains Insurance Group	600	307,620	Microsoft	35,025	999,438
		9,740,949	NetApp *	7,160	192,604
			NVIDIA *	75,500	903,735

See note to schedule of investments.

22 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

large cap core equity fund (concluded)

Description	Shares	Value	Description			Shares	Value

Common Stock - (continued)†			Registered Investment Company - 3.3%

Information Technology - (continued)			Dreyfus Cash Management			2,124,677	$2,124,677
Oracle	16,638	$516,610	Total Registered Investment Company
Qualcomm	19,675	1,152,463	(Cost $2,124,677)				2,124,677
Tellabs	145,400	424,568
Visa Inc, Cl A	2,000	277,520	Total Investments - 99.8%
		11,471,316	(Cost $55,926,863) ††				64,142,778

Materials - 4.5%			Other Assets & Liabilities, Net - 0.2%				154,785

Airgas	8,100	720,657	Net Assets - 100.0%				$64,297,563
LyondellBasell Industries, Cl A ‡	6,200	331,018
Monsanto	5,100	438,957	*	Non-income producing security.
PPG Industries	7,000	819,560	‡	This company is domiciled outside of the United States. The security’s functional currency is the
Praxair	5,467	580,650		United States dollar.
		2,890,842	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for
				reporting.
Telecommunication Services - 1.6%			††	At October 31, 2012, the tax basis cost of the Fund’s investments was $55,926,863, and the unrealized
Verizon Communications	22,600	1,008,864		appreciation and depreciation were $9,715,384 and $(1,499,469), respectively.
			Cl	- Class
Utilities - 3.5%			PLC	- Public Liability Company
Ameren	8,800	289,344	REIT	- Real Estate Investment Trust
Calpine *	11,000	193,600	Futures	- A summary of the open futures contracts held by the Fund at October 31, 2012
CenterPoint Energy	39,800	862,466		is as follows:
DTE Energy	14,100	875,610	Long Futures		Number of	Expiration	Unrealized
		2,221,020	Outstanding		Contracts	Date	Depreciation**
Total Common Stock			S&P 500 E-mini		30	December 2012	$(64,035)
(Cost $53,802,186)		62,018,101
			**	The primary risk exposure is the price movement of the underlying basket of equity securities. See note to schedule of investments for additional details.

			S&P	- Standard & Poor’s

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

Assets:	Total Fair Value at 10/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock ***	$62,018,101	$62,018,101	$—	$—
Registered Investment Company	2,124,677	2,124,677	—	—
Liabilites:
Derivatives (1)
Equity Contracts	(64,035)	(64,035)	—	—
Total:	$64,078,743	$64,078,743	$—	$—

***  See schedule of investments detail for industry and security type breakouts.
(1) Investment in a derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 23

schedule of investments
October 31, 2012 (unaudited)

large cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.9%†			Common Stock - (continued)†

Consumer Discretionary - 13.0%			Information Technology - (continued)
Bed Bath & Beyond *	15,230	$878,466	Broadcom, Cl A	19,935	$628,650
Dick’s Sporting Goods	33,150	1,657,500	EMC *	103,463	2,526,567
Dollar Tree *	24,410	973,227	International Business Machines	10,540	2,050,346
PetSmart	24,895	1,652,779	Qualcomm	45,357	2,656,786
Sally Beauty Holdings *	73,985	1,781,559			21,063,136
TJX Companies	31,735	1,321,128	Materials - 8.3%
Yum! Brands	20,195	1,415,871	Ecolab	49,535	3,447,636
		9,680,530	Praxair	25,526	2,711,116
Consumer Staples - 15.4%					6,158,752
Anheuser-Busch InBev NV, SP ADR	37,477	3,140,573	Utilities - 2.0%
Coca-Cola	100,584	3,739,713	ITC Holdings	10,322	821,838
Costco Wholesale	11,160	1,098,479	Wisconsin Energy	18,414	708,387
Kraft Foods Group *	9,075	412,731			1,530,225
Mondelez International, Cl A	27,225	722,552	Total Common Stock
Philip Morris International	26,074	2,309,113	(Cost $55,068,652)		73,541,490
		11,423,161	Registered Investment Company - 1.2%
Energy - 8.2%			Dreyfus Cash Management	880,508	880,508
BG Group PLC, SP ADR	58,770	1,093,122	Total Registered Investment Company
Chevron	9,805	1,080,609	(Cost $880,508)		880,508
ExxonMobil	18,060	1,646,530	Total Investments - 100.1%
Occidental Petroleum	20,755	1,638,815	(Cost $55,949,160) ††		74,421,998
Royal Dutch Shell PLC, ADR	9,215	631,043	Other Assets & Liabilities, Net - (0.1)%		(84,490)
		6,090,119	Net Assets - 100.0%		$74,337,508
Financials - 3.0%
American Tower REIT	29,650	2,232,349	*	Non-income producing security.
Health Care - 7.4%			‡	This company is domiciled outside of the United States. The security’s functional currency is the
Covidien ‡	16,040	881,398	United States dollar.
Eli Lilly	25,155	1,223,288	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for
Fresenius Medical Care, ADR	11,695	823,094	reporting.
Johnson & Johnson	20,905	1,480,492	††	At October 31, 2012, the tax basis cost of the Fund’s investments was $55,949,160, and the unrealized
Merck	23,425	1,068,883	appreciation and depreciation were $18,874,570 and $(401,732), respectively.
		5,477,155	ADR	- American Depositary Receipt
Industrial - 13.3%			Cl	- Class
Danaher	41,691	2,156,675	PLC	- Public Liability Company
Donaldson	47,793	1,542,280	REIT	- Real Estate Investment Trust
JB Hunt Transport Services	29,045	1,704,942	SP ADR	- Sponsored American Depositary Receipt
Stericycle *	20,344	1,927,797
United Parcel Service, Cl B	12,380	906,835
WW Grainger	8,180	1,647,534
		9,886,063
Information Technology - 28.3%
Accenture, Cl A ‡	20,790	1,401,454
Analog Devices	47,999	1,877,241
ANSYS *	14,415	1,021,735
Apple	11,287	6,716,894
ARM Holdings PLC, SP ADR	67,495	2,183,463

See note to schedule of investments.

24 HighMark®  Funds

schedule of investments
October 31, 2012 (unaudited)

large cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at 10/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities **	$74,421,998	$74,421,998	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 25

schedule of investments
October 31, 2012 (unaudited)

nyse arca tech 100 index fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.8%†			Common Stock - (continued)†
Energy - 1.8%			Information Technology - (continued)
Schlumberger	51,600	$3,587,748	Digital River *	51,600	$739,944
Health Care - 22.3%			DST Systems	51,600	2,943,264
Agilent Technologies	51,600	1,857,084	eBay *	51,600	2,491,764
Amgen	51,600	4,465,722	EMC *	51,600	1,260,072
AstraZeneca PLC, SP ADR	51,600	2,394,240	Emulex *	51,600	359,136
Baxter International	51,600	3,231,708	F5 Networks *	51,600	4,255,968
Biogen Idec *	51,600	7,132,152	Harmonic *	51,600	223,944
Boston Scientific *	51,600	265,224	Harris	51,600	2,362,248
Bristol-Myers Squibb	51,600	1,715,700	Hewlett-Packard	51,600	714,660
CONMED	51,600	1,427,256	Intel	51,600	1,115,850
Gilead Sciences *	51,600	3,465,456	InterDigital	51,600	1,965,444
Life Technologies *	51,600	2,523,756	International Business Machines	51,600	10,037,748
Medtronic	51,600	2,145,528	Intuit	51,600	3,066,072
Novartis AG, ADR	51,600	3,119,736	Ixia *	51,600	722,916
St. Jude Medical	51,600	1,974,216	j2 Global	51,600	1,550,064
Thermo Fisher Scientific	51,600	3,150,696	JDS Uniphase *	51,600	500,004
Valeant Pharmaceuticals			Juniper Networks *	51,600	855,012
International * ‡	51,600	2,885,988	KLA-Tencor	51,600	2,400,432
ViroPharma *	51,600	1,302,900	Lam Research *	51,600	1,826,640
		43,057,362	Linear Technology	51,600	1,613,016
Industrial - 4.0%			LSI *	51,600	353,460
Lockheed Martin	51,600	4,833,372	MEMC Electronic Materials *	51,600	130,032
Raytheon	51,600	2,918,496	Microchip Technology	51,600	1,617,660
		7,751,868	Microsoft	51,600	1,472,406
Information Technology - 69.1%			Motorola Solutions	51,600	2,666,688
Adobe Systems *	51,600	1,754,400	NetApp *	51,600	1,388,040
Akamai Technologies *	51,600	1,960,284	Nokia, SP ADR	51,600	137,772
Altera	51,600	1,572,768	NVIDIA *	51,600	617,652
Amdocs	51,600	1,706,412	Open Text (Canada) *	51,600	2,780,724
Amphenol, Cl A	51,600	3,102,708	Oracle	51,600	1,602,180
Analog Devices	51,600	2,018,076	Parametric Technology *	51,600	1,041,288
Applied Materials	51,600	546,960	Polycom *	51,600	517,032
Arris Group *	51,600	708,984	Progress Software *	51,600	1,017,552
Autodesk *	51,600	1,642,944	QLogic *	51,600	484,008
Automatic Data Processing	51,600	2,981,964	QUALCOMM	51,600	3,022,470
BMC Software *	51,600	2,100,120	RealNetworks *	51,600	390,612
Broadcom, Cl A	51,600	1,627,206	Red Hat *	51,600	2,537,172
CA	51,600	1,162,032	Salesforce.com *	51,600	7,532,568
Check Point Software Technologies * ‡	51,600	2,297,748	SanDisk *	51,600	2,154,816
Ciena *	51,600	640,356	SAP, SP ADR	51,600	3,761,640
Cisco Systems	51,600	884,424	Seagate Technology ‡	51,600	1,409,712
Citrix Systems *	51,600	3,189,396	Symantec *	51,600	938,604
Computer Sciences	51,600	1,571,220	Synopsys *	51,600	1,661,520
Compuware *	51,600	446,856	Tellabs	51,600	150,672
Comtech Telecommunications	51,600	1,298,772	Teradata *	51,600	3,524,796
Corning	51,600	606,300	Teradyne *	51,600	754,392
Cypress Semiconductor	51,600	511,356	Tessera Technologies	51,600	731,172
Dell	51,600	476,268	Texas Instruments	51,600	1,449,444
			VASCO Data Security International *	51,600	365,328
			VeriSign *	51,600	1,912,812
			VMware, Cl A *	51,600	4,374,132
			Websense *	51,600	682,152

See note to schedule of investments.

26 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

nyse arca tech 100 index fund (concluded)

Description	Shares	Value

Common Stock - (continued)†			*	Non-income producing security.
Information Technology - (continued)			‡	This company is domiciled outside of the United States. The security’s functional
Western Digital	51,600	$1,766,268		currency is the United States dollar.
Xerox Corp	51,600	332,304	†	Narrow industries are utilized for compliance purposes, whereas broad sectors
Xilinx	51,600	1,690,416		are utilized for reporting.
Yahoo! *	51,600	867,396	††	At October 31, 2012, the tax basis cost of the Fund’s investments was
		133,648,644		$142,453,020, and the unrealizedappreciation and depreciation
Telecommunication Services - 1.6%				were $61,643,806 and $(10,832,014), respectively.
AT&T	51,600	1,784,844	ADR	- American Depositary Receipt
Telephone and Data Systems	51,600	1,283,292	Cl	- Class
	55,700	3,068,136	PLC	- Public Liability Company
Total Common Stock			SP ADR	- Sponsored American Depositary Receipt
(Cost $140,323,088)		191,113,758
“Archipelago®”, “ARCA ®”, “ARCAEX ®”, “NYSE®”, “NYSE ARCASM” and “NYSE Arca Tech 100SM”  are trademarks  of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE ArcaTech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. (“ARCA”) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY XPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH ESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Registered Investment Companies - 1.1%
Dreyfus Cash Management	240,420	240,420
PowerShares QQQ Trust Series 1	29,417	1,910,634
Total Registered Investment Companies
(Cost $2,129,932)		2,151,054
Total Investments - 99.9%
(Cost $142,453,020) ††		193,264,812
Other Assets & Liabilities, Net - 0.1%		90,442
Net Assets - 100.0%		193,355,254

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair	Level 1	Level 2 Significant	Level 3 Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Investment in Securities **	$193,264,812	$193,264,812	$—	$—

**   See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

High Mark® Funds 27

schedule of investments
October 31, 2012 (unaudited)

small cap core fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 95.3%†			Common Stock - (continued)†
Consumer Discretionary - 14.3%			Financials - (continued)
AFC Enterprises *	11,100	$281,052	Cousins Properties REIT	84,750	$712,748
ANN *	4,500	158,220	Dime Community Bancshares	14,700	213,150
Arbitron	4,100	149,076	Extra Space Storage REIT	33,300	1,148,517
Bob Evans Farms	10,300	392,121	First American Financial	37,100	844,025
Brunswick	16,800	396,312	First Industrial Realty Trust REIT *	54,900	732,915
Capella Education *	7,500	234,150	Forestar Group *	9,200	147,292
Citi Trends *	9,600	117,888	Healthcare Realty Trust REIT	19,700	462,753
Cooper Tire & Rubber	18,200	366,366	Huntington Bancshares	53,200	339,948
Dillard’s, Cl A	5,700	438,900	International Bancshares	33,100	600,765
Domino’s Pizza	10,900	442,758	Lexington Realty Trust REIT	16,100	152,789
EW Scripps, Cl A *	16,700	177,187	MCG Capital	39,900	185,934
Genesco *	2,400	137,520	Montpelier Re Holdings †	30,000	686,100
Gordmans Stores *	8,100	121,986	Nationstar Mortgage Holdings *	8,900	321,557
Grand Canyon Education *	18,800	409,088	PacWest Bancorp	6,300	141,750
MDC Holdings	25,400	971,296	Pinnacle Financial Partners *	6,600	129,030
Oxford Industries	11,800	654,664	Post Properties REIT	19,100	932,271
Papa John’s International *	12,100	645,172	Primerica	40,600	1,147,356
Pier 1 Imports	61,800	1,260,720	PrivateBancorp	28,600	462,176
Pinnacle Entertainment *	28,000	357,280	Select Income REIT	15,100	373,121
Sonic *	15,200	151,544	Sovran Self Storage REIT	4,900	283,220
True Religion Apparel	9,700	248,805	Sterling Financial	8,500	180,710
Warnaco Group *	18,700	1,319,846	Strategic Hotels & Resorts REIT *	41,400	227,286
		9,431,951	Sunstone Hotel Investors REIT *	79,800	788,424
Consumer Staples - 1.0%			Trustmark	9,100	213,577
Revlon, Cl A *	10,100	155,540	United Fire Group	9,700	230,569
TreeHouse Foods *	5,400	289,170	Validus Holdings †	7,600	272,080
United Natural Foods *	4,200	223,608	Webster Financial	23,400	514,800
		668,318	WesBanco	8,400	184,800
Energy - 6.7%			Western Asset Mortgage Capital REIT	24,700	529,815
Alon USA Energy	20,200	265,226	Wilshire Bancorp *	36,200	235,662
Arch Coal	64,400	512,624			15,349,523
Berry Petroleum, Cl A	5,300	204,103	Health Care - 11.0%
Delek US Holdings	21,900	563,925	Acorda Therapeutics *	6,300	150,885
Exterran Holdings *	44,000	879,120	Affymetrix *	76,100	241,237
GasLog * †	19,800	228,492	Alnylam Pharmaceuticals *	8,100	130,977
Geospace Technologies *	3,600	233,028	Auxilium Pharmaceuticals *	42,400	868,352
Helix Energy Solutions Group *	42,800	740,012	Cepheid *	8,200	248,542
W&T Offshore	17,800	301,710	Clovis Oncology *	10,300	222,171
Western Refining	12,800	318,336	Conceptus *	11,800	222,312
Willbros Group *	41,900	214,109	Cyberonics *	6,300	291,375
		4,460,685	Depomed *	27,000	152,550
Financials - 23.2%			Haemonetics *	6,900	563,730
Alterra Capital Holdings †	19,100	466,613	Hi-Tech Pharmacal *	5,300	166,155
Anworth Mortgage Asset REIT	37,900	232,706	Impax Laboratories *	6,500	138,125
Banco Latinoamericano de Comercio			Lumenis * †	13	—
Exterior SA, Cl E †	7,700	173,250	Magellan Health Services *	10,600	531,590
Banner	6,300	182,637	MedAssets *	36,200	641,826
CBL & Associates Properties REIT	31,300	700,181	NuVasive *	36,500	526,330
Colonial Properties Trust REIT	9,200	198,996	Quality Systems	12,700	221,615
			Sirona Dental Systems *	5,800	332,108
			SurModics *	17,800	320,044

See note to schedule of investments.

28 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

small cap core fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Health Care - (continued)			Information Technology - (continued)
Synergy Pharmaceuticals *	38,000	$150,480	Kulicke & Soffa Industries *	51,500	$528,390
Vocera Communications *	5,400	145,206	M/A-Com Technology Solutions
Volcano *	13,000	372,060	Holdings *	8,800	109,912
WellCare Health Plans *	8,600	409,360	Manhattan Associates *	23,800	1,428,000
XenoPort *	28,100	231,263	Micrel	30,400	294,576
		7,278,293	MicroStrategy, Cl A *	1,300	122,811
Industrial - 11.9%			MoneyGram International *	14,700	228,438
Alaska Air Group *	12,600	481,824	MTS Systems	3,400	171,394
American Railcar Industries *	10,200	299,676	NetSuite *	12,200	774,822
AO Smith	2,150	130,656	Novatel Wireless *	46,900	77,385
Applied Industrial Technologies	5,100	207,009	Parametric Technology *	10,000	201,800
CDI	6,800	116,892	Power-One *	112,700	454,181
Clean Harbors *	16,000	933,600	Rosetta Stone *	10,900	127,639
Columbus McKinnon *	11,300	169,161	Sigma Designs *	80,100	475,794
Corporate Executive Board	3,200	143,872	Silicon Image *	34,500	151,800
Encore Capital Group *	6,600	191,400	SunPower *	103,000	443,930
EnerNOC *	45,100	555,632	TIBCO Software *	13,900	350,419
Ennis	10,800	165,240	Tyler Technologies *	12,800	611,968
Flow International *	42,300	140,436	XO Group *	17,700	142,485
FreightCar America	18,400	354,200			12,120,217
Huron Consulting Group *	4,500	129,825	Materials - 5.6%
Insperity	5,200	135,772	AEP Industries *	3,300	210,969
Knight Transportation	22,500	340,200	Boise	29,900	250,861
Knoll	7,100	102,169	Coeur d’Alene Mines *	14,300	442,013
Middleby *	1,300	162,435	Deltic Timber	4,700	318,942
Mueller Industries	12,200	534,360	Domtar †	2,300	183,425
Powell Industries *	4,000	159,120	Eagle Materials	13,700	725,689
Resources Connection	37,500	462,750	Minerals Technologies	2,100	150,486
Saia *	9,800	221,480	Neenah Paper	8,400	217,560
Sauer-Danfoss	17,400	697,044	Rockwood Holdings	2,200	100,980
Seaboard *	110	250,946	Sensient Technologies	8,235	299,589
Taser International *	98,100	766,161	Stepan	2,800	268,240
		7,851,860	Worthington Industries	19,000	410,780
Information Technology - 18.3%			Zoltek *	14,300	97,955
Acxiom *	7,900	144,175			3,677,489
Angie’s List *	10,900	124,696	Telecommunication Services - 0.6%
Aspen Technology *	22,600	560,028	NTELOS Holdings	25,600	390,400
Avid Technology *	20,000	117,400	Utilities - 2.7%
Cirrus Logic *	5,600	228,256	El Paso Electric	13,900	472,461
CommVault Systems *	7,400	462,278	NorthWestern	2,600	93,106
Comtech Telecommunications	29,000	729,930	PNM Resources	54,400	1,205,504
Cornerstone OnDemand *	8,100	226,719			1,771,071
Emulex *	62,000	431,520	Total Common Stock
Entropic Communications *	39,100	188,071	(Cost $53,758,752)		62,999,807
Fair Isaac	15,400	717,640
Fairchild Semiconductor International *	34,000	399,840
Formfactor *	70,600	321,936
Imperva *	6,200	195,486
Infoblox *	7,500	124,575
Integrated Device Technology *	56,400	306,816
Intermolecular *	20,700	145,107

See note to schedule of investments.

High Mark® Funds 29

schedule of investments
October 31, 2012 (unaudited)

small cap core fund (concluded)

Description	Shares	Value

Registered Investment Company - 4.5%			Futures – A summary of the open futures contracts held by the Fund at October 31, 2012 is as follows:
Dreyfus Cash Management	2,999,969	$2,999,969
Total Registered Investment Company						Unrealized
(Cost $2,999,969)		2,999,969	Long Futures	Number of	Expiration	Appreciation
Total Investments - 99.8%			Outstanding	Contracts	Date	(Depreciation)**
(Cost $56,758,721) ††		65,999,776	Russell 2000 Mini Index
Other Assets & Liabilities, Net - 0.2%		146,391	Futures	4	December 2012	$1,239
Net Assets - 100.0%		$66,146,167	Russell 2000 Mini Index
			Futures	33	December 2012	(90,674)
						$(89,435)
* Non-income producing security.			**			The primary risk exposure is the price movement of the underlying basket of equity securities. See note to schedule of investments for additional details.
‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
††	At October 31, 2012, the tax basis cost of the Fund’s investments was $56,758,721, and the unrealized appreciation and depreciation were $12,150,591 and $(2,909,536), respectively.
Cl	- Class
REIT	- Real Estate Investment Trust

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair	Level 1	Level 2 Significant	Level 3 Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Assets:
Common Stock***	$62,999,807	$62,999,807	$—	$—
Registered Investment Company	2,999,969	2,999,969	—	—
Derivatives (1)
Equity Contracts	1,239	1,239	—	—
Liabilities:
Derivatives (1)
Equity Contracts	(90,674)	(90,674)	—	—
Total:	$65,910,341	$65,910,341	$—	$—

***  See schedule of investments detail for industry breakout.
(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

30 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 99.5%†			Common Stock - (continued)†
Consumer Discretionary - 12.8%			Health Care - (continued)
Autoliv	59,000	$3,398,400	Novartis AG, ADR	120,000	$7,255,200
Comcast, Cl A	220,000	8,016,800	Roche Holding, SP ADR	130,000	6,242,600
DIRECTV, Cl A *	108,000	5,519,880	St. Jude Medical	87,000	3,328,620
Lowe’s	140,000	4,533,200	Teva Pharmaceutical Industries, SP ADR	75,000	3,031,500
McGraw-Hill	94,000	5,196,320	UnitedHealth Group	60,000	3,360,000
News, Cl A	160,000	3,827,200			42,455,877
Target	106,000	6,757,500	Industrial - 14.3%
Walt Disney	125,000	6,133,750	ABB, SP ADR	200,000	3,612,000
		43,383,050	ADT *	68,800	2,855,888
Consumer Staples - 6.2%			Canadian Pacific Railway ‡	21,600	1,988,496
Diageo PLC, SP ADR	15,000	1,713,600	Honeywell International	110,000	6,736,400
Heineken, ADR	160,000	4,992,000	Jardine Matheson Holdings, ADR	60,000	3,672,000
Henkel KGaA, SP ADR	54,000	3,495,150	Joy Global	41,200	2,572,940
Philip Morris International	60,000	5,313,600	Lockheed Martin	35,000	3,278,450
Tesco PLC, SP ADR	115,000	1,788,250	Pentair	25,098	1,060,140
Unilever, NY Shares ‡	100,000	3,669,000	Rolls-Royce Holdings PLC, SP ADR	49,000	3,347,190
		20,971,600	Schindler Holding AG, COP
Energy - 14.1%			(Switzerland)	28,700	3,781,263
Apache	63,500	5,254,625	Tyco International ‡	104,600	2,810,602
Chevron	70,000	7,714,700	United Parcel Service, Cl B	70,000	5,127,500
Ensco PLC, Cl A ‡	60,000	3,469,200	United Technologies	63,150	4,935,804
Halliburton	81,700	2,638,093	Vinci (France)	63,300	2,801,456
National Oilwell Varco	50,000	3,685,000			48,580,129
Occidental Petroleum	88,500	6,987,960	Information Technology - 15.8%
Peabody Energy	137,400	3,833,460	CA	91,000	2,049,320
Royal Dutch Shell PLC, ADR	91,300	6,448,519	Hewlett-Packard	208,600	2,889,110
Suncor Energy (Canada)	102,350	3,441,007	Hitachi, ADR	29,800	1,563,308
Williams	80,000	2,799,200	Intel	240,000	5,190,000
WPX Energy *	107,000	1,812,580	Microsoft	558,450	15,935,371
		48,084,344	Motorola Solutions	83,900	4,335,952
Financials - 19.8%			Oracle	306,000	9,501,300
ACE ‡	49,600	3,901,040	Qualcomm	45,000	2,635,875
Berkshire Hathaway, Cl B *	132,200	11,415,470	Texas Instruments	138,150	3,880,633
Charles Schwab	265,100	3,600,058	Western Union	229,450	2,914,015
CIT Group *	119,300	4,440,346	Xerox	451,500	2,907,660
Citigroup	204,000	7,627,560			53,802,544
Goldman Sachs Group	34,050	4,167,379	Materials - 3.4%
JPMorgan Chase	237,500	9,899,000	BHP Billiton PLC, ADR	45,300	2,898,294
Lazard, Cl A ‡	174,000	5,126,040	Crown Holdings *	72,600	2,776,950
MetLife	127,600	4,528,524	LyondellBasell Industries, Cl A ‡	42,400	2,263,736
Wells Fargo	255,000	8,590,950	Sealed Air	230,000	3,730,600
Weyerhaeuser REIT	140,000	3,876,600			11,669,580
		67,172,967	Telecommunication Services - 0.6%
Health Care - 12.5%			Vodafone Group PLC, SP ADR	78,000	2,123,160
Agilent Technologies	110,000	3,958,900
Baxter International	77,000	4,822,510	Total Common Stock
Covidien ‡	79,850	4,387,757	(Cost $299,635,244)		338,243,251
Merck	133000	6068790

See note to schedule of investments.

HighMark®  Funds 31

schedule of investments
October 31, 2012 (unaudited)

value fund (concluded)

Description	Shares	Value

Registered Investment Company - 0.5%
Dreyfus Cash Management	1,667,088	$1,667,088	*	Non-income producing security.
Total Registered Investment			‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Company
(Cost $1,667,088)		1,667,088	†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Total Investments - 100.0%			††	At October 31, 2012, the tax basis cost of the Fund’s investments was $301,302,332, and the unrealized appreciation and depreciation were $48,216,185 and $(9,608,178), respectively.
(Cost $301,302,332)		339,910,339
Other Assets & Liabilities, Net - 0.0%		42,229	ADR	- American Depositary Receipt
Net Assets - 100.0%		$339,952,568	Cl	- Class
			COP	- Certificates of Participation
			NY	- New York
			PLC	- Public Liability Company
			REIT	- Real Estate Investment Trust
			SP ADR	- Sponsored American Depositary Receipt

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Investments in Securities **	$339,910,339	$339,910,339	$—	$—

** See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

32 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

tactical capital growth allocation fund

Description	Shares	Value	Description		Shares	Value

Affiliated Equity Registered Investment Companies - 77.2%			Equity Registered Investment Companies - 6.1%
HighMark Cognitive Value Fund,				Fidelity Advisor Industrials Fund,
Fiduciary Shares - 3.1%	118,876	$1,430,082		Institutional Class - 1.2%	19,582	$551,819
HighMark Enhanced Growth Fund,				Lazard Emerging Markets Equity Portfolio,
Fiduciary Shares - 1.4% *	55,755	651,213		Institutional Class - 4.9%	115,506	2,229,273
HighMark Geneva Mid Cap Growth Fund,				Total Equity Registered Investment Companies
Fiduciary Shares - 4.9%	92,131	2,222,191		(Cost $2,790,955)		2,781,092

HighMark Geneva Small Cap Growth Fund,			Fixed Income Registered Investment Company - 3.0%
Fiduciary Shares - 3.1%	42,865	1,441,533		Eaton Vance Income Fund of Boston,
HighMark International Opportunities Fund,				Institutional Class - 3.0%	232,230	1,377,125
Fiduciary Shares - 9.6%	659,144	4,403,083		Total Fixed Income Registered
HighMark Large Cap Core Equity Fund,				Investment Company
Fiduciary Shares - 19.1%	921,676	8,765,140		(Cost $1,324,915)		1,377,125
HighMark Large Cap Growth Fund,				Total Investments - 100.1%
Fiduciary Shares - 3.8%	151,201	1,734,281		(Cost $43,054,190) †		45,916,578
HighMark NYSE Arca Tech 100 Index Fund,				Other Assets & Liabilities, Net - (0.1)%		(42,930)
Fiduciary Shares - 3.3% *	43,859	1,529,363		Net Assets - 100.0%		$45,873,648
HighMark Small Cap Core Fund,
Fiduciary Shares - 13.8% *	316,354	6,339,739
HighMark Value Fund,			*	Non-income producing security.
Fiduciary Shares - 15.1%	421,970	6,907,646	†	At October 31, 2012, the tax basis cost of the Fund’s investments was $43,054,190, and the unrealized appreciation and depreciation were $2,949,274 and $(86,886), respectively.
Total Affiliated Equity Registered
Investment Companies			(A)	The rate shown represents the 7-day effective yield as of October 31, 2012.
(Cost $32,618,194)		35,424,271	Futures - A summary of the open futures contracts held by the Fund at October 31, 2012 is as follows:

Affiliated Fixed Income Registered Investment Companies - 7.2%
HighMark Bond Fund,				Number of	Expiration	Unrealized
Fiduciary Shares - 0.04%	1,464	17,143	Short Futures Outstanding	Contracts	Date	Appreciation**
HighMark Short Term Bond Fund,			Japanese Yen	3	December 2012	$8,989
Fiduciary Shares - 7.2%	323,634	3,281,645
Total Affiliated Fixed Income Registered			**	The primary risk exposure is foreign currency exchange risk. See note to schedule of investments for additional details.
Investment Companies
(Cost $3,276,757)		3,298,788

Affiliated Money Market Registered Investment Company - 6.6%
HighMark Diversified Money Market Fund,
Fiduciary Shares, 0.02% (A)	3,035,302	3,035,302
Total Affiliated Money Market
Registered Investment Company
(Cost $3,035,302)		3,035,302

See note to schedule of investments.

HighMark®  Funds 33

schedule of investments
October 31, 2012 (unaudited)

tactical capital growth allocation fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Assets:
Investments in Registered Investment Companies ***	$45,916,578	$45,916,578	$—	$—
Derivatives (1)
Foreign Exchange Futures	8,989	8,989	—	—
Total:	$45,925,567	$45,925,567	$—	$—

***  See schedule of investments detail for security type breakout.

(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

34 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

tactical growth & income allocation fund

Description	Shares	Value	Description		Shares	Value

Affiliated Equity Registered Investment Companies - 58.6%			Equity Registered Investment Companies - 4.5%
HighMark Cognitive Value Fund,				Fidelity Advisor Industrials Fund,
Fiduciary Shares - 2.5%	127,619	$1,535,257		Institutional Class - 0.9%	19,825	$558,663
HighMark Enhanced Growth Fund,				Lazard Emerging Markets Equity Portfolio,
Fiduciary Shares - 1.1% *	57,184	667,914		Institutional Class - 3.6%	116,139	2,241,489
HighMark Geneva Mid Cap Growth Fund,				Total Equity Registered Investment Companies
Fiduciary Shares - 3.6%	93,897	2,264,797		(Cost $2,784,062)		2,800,152
HighMark Geneva Small Cap Growth			Fixed Income Registered Investment Company -4.7%
Fund, Fiduciary Shares - 2.5%	46,133	1,551,441		Eaton Vance Income Fund of Boston,
HighMark International Opportunities				Institutional Class - 4.7%	493,477	2,926,319
Fund, Fiduciary Shares - 7.6%	713,036	4,763,080		Total Fixed Income Registered
HighMark Large Cap Core Equity Fund,				Investment Company
Fiduciary Shares - 12.9%	843,764	8,024,192		(Cost $2,815,883)		2,926,319
HighMark Large Cap Growth Fund,				Total Investments - 100.2%
Fiduciary Shares - 3.4%	182,992	2,098,916		(Cost $58,718,591) †		62,374,688
HighMark NYSE Arca Tech 100 Index				Other Assets & Liabilities, Net - (0.2)%		(112,064)
Fund, Fiduciary Shares - 2.5% *	44,781	1,561,513		Net Assets - 100.0%		$62,262,624
HighMark Small Cap Core Fund,
Fiduciary Shares - 10.7% *	331,709	6,647,454
HighMark Value Fund,			*	Non-income producing security.
Fiduciary Shares - 11.8%	449,780	7,362,906	†	At October 31, 2012, the tax basis cost of the Fund’s investments was $58,718,591, and the unrealized appreciation and depreciation were $3,677,754 and $(21,657).
Total Affiliated Equity Registered
Investment Companies			(A)	The rate shown represents the 7-day effective yield as of October 31, 2012.
(Cost $33,159,920)		36,477,470
Affiliated Fixed Income Registered Investment Companies-21.4%			Futures - A summary of the open futures contracts held by the Fund at October 31, 2012 is as follows:
HighMark Bond Fund,				Number of	Expiration	Unrealized
Fiduciary Shares - 7.4%	393,689	4,610,094	Short Futures Outstanding	Contracts	Date	Appreciation**
HighMark Short Term Bond Fund,			Japanese Yen	4	December 2012	$11,986
Fiduciary Shares - 14.0%	860,299	8,723,431
Total Affiliated Fixed Income Registered			**	The primary risk exposure is foreign currency exchange risk. See Note to schedule of investments for additional details.
Investment Companies
(Cost $13,121,504)		13,333,525
Affiliated Money Market Registered Investment Company-11.0%
HighMark Diversified Money Market Fund,
Fiduciary Shares, 0.02% (A)	6,837,222	6,837,222
Total Affiliated Money Market
Registered Investment Company
(Cost $6,837,222)		6,837,222

See note to schedule of investments.

HighMark®  Funds 35

schedule of investments
October 31, 2012 (unaudited)

tactical growth & income allocation fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Assets:
Investments in Registered Investment Companies ***	$62,374,688	$62,374,688	$—	$—
Derivatives (1)
Foreign Exchange Futures	11,986	11,986	—	—
Total:	$62,386,674	$62,386,674	$—	$—

***  See schedule of investments detail for security type breakout.
(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

36 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 46.8%			Corporate Obligations - (continued)
Consumer Discretionary - 4.9%			Financials - (continued)
Comcast			Berkshire Hathaway Finance
5.700%, 07/01/19	$3,500,000	$4,309,025	5.400%, 05/15/18	$850,000	$1,024,970
DIRECTV Holdings / DIRECTV			1.600%, 05/15/17	2,000,000	2,042,710
Financing			Boston Properties
2.400%, 03/15/17	2,100,000	2,163,752	4.125%, 05/15/21	3,100,000	3,400,781
Gap			Capital One Bank USA
5.950%, 04/12/21	2,650,000	3,011,558	8.800%, 07/15/19	2,000,000	2,661,974
News America Holdings			Capital One Financial
7.750%, 02/01/24	1,000,000	1,280,445	4.750%, 07/15/21	1,750,000	2,007,878
Staples			Citigroup
9.750%, 01/15/14	1,500,000	1,647,692	4.750%, 05/19/15	3,500,000	3,793,262
Time Warner Entertainment			Ford Motor Credit
8.375%, 03/15/23	5,000,000	7,126,380	5.000%, 05/15/18	2,700,000	2,978,219
		19,538,852	GE Global Insurance
Consumer Staples - 2.4%			7.750%, 06/15/30	3,300,000	4,292,591
Clorox			General Electric Capital, MTN
3.050%, 09/15/22	3,750,000	3,881,048	2.300%, 04/27/17	6,000,000	6,197,880
Heineken (A)			JPMorgan Chase
1.400%, 10/01/17	1,500,000	1,506,747	4.250%, 10/15/20	4,400,000	4,852,879
Walgreen			Lehman Brothers Holdings, MTN (B)
3.100%, 09/15/22	4,000,000	4,072,912	5.625%, 01/24/13	4,000,000	905,000
		9,460,707	NASDAQ OMX Group
Energy - 5.9%			5.250%, 01/16/18	2,750,000	2,986,943
Cimarex Energy			Royal Bank of Canada, MTN
5.875%, 05/01/22	1,700,000	1,814,750	0.800%, 10/30/15	2,100,000	2,106,815
Energy Transfer Partners			Wells Fargo
9.700%, 03/15/19	2,000,000	2,692,544	5.625%, 12/11/17	4,000,000	4,788,660
Kinder Morgan Energy Partners			MTN
3.950%, 09/01/22	3,750,000	4,098,034	1.250%, 02/13/15	2,000,000	2,023,162
Magellan Midstream Partners					58,497,517
6.550%, 07/15/19	3,000,000	3,747,531	Foreign Governments - 1.1%
4.250%, 02/01/21	500,000	557,436	Hydro-Quebec
Petrobras International Finance			1.375%, 06/19/17	1,100,000	1,115,180
3.875%, 01/27/16	4,000,000	4,249,340	Ser IO
Transcontinental Gas Pipe Line			8.050%, 07/07/24	1,125,000	1,661,853
7.250%, 12/01/26	2,250,000	3,280,421	Province of Saskatchewan
Transocean			9.375%, 12/15/20	1,000,000	1,502,237
5.050%, 12/15/16	2,500,000	2,799,968			4,279,270
2.500%, 10/15/17	500,000	506,390	Health Care - 3.2%
		23,746,414	Amgen
Financials - 14.7%			3.875%, 11/15/21	2,600,000	2,857,291
American International Group			2.125%, 05/15/17	1,925,000	2,001,942
4.250%, 09/15/14	4,000,000	4,234,108	Gilead Sciences
Bank of America, MTN			4.400%, 12/01/21	1,000,000	1,155,940
5.650%, 05/01/18	3,250,000	3,783,803	Laboratory Corp of America Holdings
BB&T, MTN			4.625%, 11/15/20	3,000,000	3,362,298
2.150%, 03/22/17	4,250,000	4,415,882	Wellpoint
			7.000%, 02/15/19	2,000,000	2,548,352
			6.000%, 02/15/14	1,000,000	1,066,292
					12,992,115

See note to schedule of investments.

HighMark®  Funds 37

schedule of investments
October 31, 2012 (unaudited)

bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Industrial - 2.6%			Utilities - (continued)
Continental Airlines Pass Through			Sempra Energy
Trust			6.150%, 06/15/18	$4,000,000	$4,933,020
Ser 1998-1, Cl B (C)					13,423,302
6.748%, 09/15/18	$564,542	$590,793	Total Corporate Obligations
Ser 2010-1, Cl A			(Cost $167,745,228)		186,496,042
4.750%, 07/12/22	2,863,032	3,070,602	Mortgage-Backed Securities - 11.9%
Delta Air Lines,			Banc of America Mortgage Securities,
Ser 2011-1, Cl A			Ser 2003-7, Cl A2
5.300%, 10/15/20	1,600,700	1,752,767	4.750%, 09/25/18	2,137,097	2,212,844
General Electric			Chase Mortgage Finance,
2.700%, 10/09/22	1,850,000	1,860,264	Ser 2004-S1, CI A3
Republic Services			5.500%, 02/25/19	1,161,605	1,191,874
3.550%, 06/01/22	1,625,000	1,721,640	Ser 2003-S10, Cl A1
United Technologies			4.750%, 11/25/18	245,322	252,742
3.100%, 06/01/22	1,500,000	1,615,131	Citicorp Mortgage Securities,
		10,611,197	Ser 2003-10, Cl A1
Information Technology - 2.3%			4.500%, 11/25/18	2,486,301	2,554,000
Hewlett-Packard			CS First Boston Mortgage Securities,
4.375%, 09/15/21	3,800,000	3,755,578	Ser 2005-C1, Cl A4 (D)
International Business Machines			5.014%, 02/15/38	5,000,000	5,412,395
6.500%, 01/15/28	1,500,000	2,073,363	DBUBS Mortgage Trust,
Oracle			Ser 2011-LC1A, Cl A1 (A)
1.200%, 10/15/17	3,250,000	3,266,380	3.742%, 11/10/46	3,287,216	3,568,263
		9,095,321	GE Capital Commercial Mortgage,
Materials - 3.1%			Ser 2004-C3, Cl A3 (D)
Ball			4.865%, 07/10/39	17,718	17,733
7.375%, 09/01/19	2,750,000	3,073,125	JPMorgan Chase Commercial
Georgia-Pacific			Mortgage Securities,
8.000%, 01/15/24	4,500,000	6,317,838	Ser 2004-PNC1, Cl A4 (D)
Rio Tinto Finance USA			5.358%, 06/12/41	5,000,000	5,308,605
6.500%, 07/15/18	2,250,000	2,821,923	Lehman Mortgage Trust,
		12,212,886	Ser 2007-8, Cl 1A1
Telecommunication Services - 3.2%			6.000%, 09/25/37	3,980,215	3,610,238
Telefonica Emisiones SAU			Morgan Stanley Capital I,
3.992%, 02/16/16	2,000,000	2,030,000	Ser 2003-T11, Cl A4
Verizon Maryland			5.150%, 06/13/41	4,649,257	4,739,899
8.000%, 10/15/29	2,980,000	3,959,031	Morgan Stanley Dean Witter
Verizon New England			Capital I,
7.875%, 11/15/29	4,925,000	6,649,430	Ser 2001-TOP3, Cl A4
		12,638,461	6.390%, 07/15/33	22,555	22,618
Utilities - 3.4%			Nomura Asset Securities,
Exelon Generation			Ser 1998-D6, Cl A3 (D)
6.200%, 10/01/17	4,000,000	4,767,780	7.343%, 03/15/30	4,000,000	4,030,932
MidAmerican Energy Holdings, Ser D			Residential Funding Mortgage
5.000%, 02/15/14	400,000	421,389	Securities I,
Oklahoma Gas & Electric			Ser 2004-S3, Cl A1
6.650%, 07/15/27	2,500,000	3,301,113	4.750%, 03/25/19	1,288,141	1,320,794
			Sequoia Mortgage Trust, (D)
			Ser 2012-2, Cl A2
			3.500%, 04/25/42	3,633,111	3,748,215

See note to schedule of investments.

38 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

bond fund (continued)

Description	Par	Value	Description	Par	Value

Mortgage-Backed Securities - (continued)			U.S. Government Agency Mortgage-Backed
Ser 2012-1, Cl 2A1			Obligations - (continued)
3.470%, 01/25/42	$2,014,695	$2,092,690	FNMA (continued)
Wells Fargo Mortgage Backed			6.000%, 03/01/13	$1,324	$1,325
Securities Trust,			6.000%, 05/01/16	155,676	165,722
Ser 2007-7, Cl A1			6.000%, 10/01/16	225,724	240,292
6.000%, 06/25/37	4,189,106	4,034,972	6.000%, 11/01/17	462,552	492,402
Ser 2004-2, Cl A1			6.000%, 12/01/27	470	530
5.000%, 01/25/19	1,739,011	1,777,388	6.000%, 12/01/27	12,101	13,649
Ser 2003-M, Cl A1 (D)			6.000%, 12/01/27	5,773	6,512
4.678%, 12/25/33	843,826	873,134	6.000%, 07/01/28	239,882	270,566
Ser 2003-13, Cl A1			6.000%, 08/01/28	50,038	56,462
4.500%, 11/25/18	534,011	548,288	6.000%, 10/01/28	87,019	98,639
Total Mortgage-Backed Securities			6.000%, 10/01/28	25,215	28,582
(Cost $45,348,574)		47,317,624	6.000%, 12/01/28	251,884	285,520
			6.000%, 12/01/28	180,134	203,964
U.S. Government Agency Mortgage-Backed			6.000%, 12/01/28	51,981	58,922
Obligations - 13.8%			5.500%, 01/01/17	108,924	117,609
			5.500%, 02/01/17	60,655	65,681
FHLMC Gold			5.500%, 12/01/17	665,113	718,300
6.000%, 06/01/13	37,544	38,241	5.500%, 03/01/20	3,412,950	3,714,971
6.000%, 09/01/13	57,966	61,325	5.000%, 11/01/17	752,557	820,580
6.000%, 09/01/17	602,760	644,911	5.000%, 12/01/17	241,938	263,807
6.000%, 11/01/17	219,296	238,812	5.000%, 02/01/18	811,799	885,177
5.500%, 03/01/17	165,981	178,285	5.000%, 11/01/18	153,582	167,464
5.000%, 10/01/20	348,329	375,827	5.000%, 09/01/25	3,066,059	3,331,218
4.500%, 05/01/19	436,220	467,385	5.000%, 11/01/33	3,216,742	3,533,804
4.500%, 07/01/19	1,526,566	1,635,628	5.000%, 03/01/34	1,079,163	1,185,531
4.500%, 04/01/20	185,096	198,320	4.500%, 04/01/18	4,282,751	4,625,863
4.500%, 07/01/23	1,257,717	1,345,606	4.000%, 05/01/25	1,132,641	1,210,242
4.000%, 05/01/26	3,194,847	3,394,143	3.500%, 09/01/25	4,875,211	5,176,282
FHLMC, ARM (D)			3.500%, 10/01/25	2,221,514	2,358,705
3.473%, 06/01/39	789,038	844,642	3.500%, 10/01/26	5,514,319	5,854,858
2.371%, 12/01/34	1,782,431	1,904,800	FNMA, ARM
FHLMC, CMO REMIC,			2.589%, 01/01/36	3,035,818	3,237,804
Ser 1666, Cl J			GNMA
6.250%, 01/15/24	1,369,325	1,531,646	8.000%, 05/15/17	2,021	2,027
FNMA			8.000%, 11/15/26	124,243	150,451
8.500%, 05/01/25	13,299	16,200	8.000%, 12/15/26	39,862	47,430
8.000%, 08/01/24	1,781	1,796	7.500%, 05/15/23	53,050	61,522
8.000%, 09/01/24	400	414	7.500%, 01/15/24	1,016	1,019
8.000%, 06/01/30	6,085	6,770	7.500%, 01/15/24	579	605
7.500%, 12/01/26	106,898	127,957	7.500%, 01/15/24	20,332	24,046
7.000%, 05/01/30	37,000	44,247	7.500%, 02/15/27	14,939	18,050
6.500%, 04/01/14	44,148	44,846	7.500%, 02/15/27	4,301	4,424
6.500%, 05/01/26	57,953	67,578	7.500%, 07/15/27	11,398	12,554
6.500%, 03/01/28	5,972	7,017	7.500%, 08/15/27	3,459	3,586
6.500%, 04/01/28	90,198	105,972	7.500%, 08/15/27	11,457	12,463
6.500%, 01/01/29	315,414	370,572	7.500%, 08/15/27	1,081	1,152
6.500%, 06/01/29	68,346	80,487	7.500%, 08/15/27	601	653
6.500%, 06/01/29	157,709	185,725	7.500%, 08/15/27	7,954	9,610
6.500%, 07/01/29	150,230	175,553	7.000%, 01/15/24	3,723	4,371
6.500%, 08/01/29	61,160	72,024	7.000%, 04/15/24	13,334	15,655
6.500%, 05/01/30	197,067	230,281	6.500%, 12/15/23	21,247	24,424

See note to schedule of investments.

HighMark®  Funds 39

schedule of investments
October 31, 2012 (unaudited)

bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			Asset-Backed Securities - (continued)
Obligations - (continued)			Centerpoint Energy Transition Bond,
GNMA (continued)			Ser 2005-A, Cl A3
6.500%, 12/15/23	$3,796	$4,363	5.090%, 08/01/15	$909,149	$941,137
6.500%, 01/15/24	5,958	6,887	Hertz Vehicle Financing,
6.500%, 02/15/24	44,542	51,177	Ser 2011-1A, Cl A1 (A)
6.500%, 04/15/26	22,258	25,972	2.200%, 03/25/16	3,500,000	3,585,666
6.500%, 01/15/29	146,415	172,687	Oncor Electric Delivery Transition
6.500%, 05/15/29	326,526	384,159	Bond,
6.500%, 06/15/29	25,748	30,194	Ser 2004-1, Cl A3
6.000%, 08/15/28	66,118	75,309	5.290%, 05/15/18	3,120,000	3,425,438
6.000%, 09/15/28	48,897	56,168	SLM Student Loan Trust,
6.000%, 09/15/28	129,677	148,959	Ser 2011-2, Cl A1 (D)
Total U.S. Government Agency			0.811%, 11/25/27	4,463,505	4,497,137
Mortgage-Backed Obligations			Volkswagen Auto Loan Enhanced
(Cost $52,364,070)		54,937,910	Trust,
U.S. Treasury Obligation - 9.3%			Ser 2011-1, Cl A4
U.S. Treasury Notes			1.980%, 09/20/17	2,425,000	2,490,264
3.125%, 05/15/21	1,150,000	1,307,317	World Omni Auto Receivables Trust,
3.000%, 09/30/16	15,000,000	16,430,865	Ser 2011-A, Cl A4
2.000%, 01/31/16	3,150,000	3,308,483	1.910%, 04/15/16	3,800,000	3,878,983
1.875%, 06/30/15	3,750,000	3,900,293	Total Asset-Backed Securities
1.875%, 10/31/17	2,000,000	2,112,968	(Cost $39,602,443)		40,400,161
1.750%, 05/15/22	3,000,000	3,029,532	Taxable Municipal Bonds - 4.2%
1.625%, 08/15/22	2,950,000	2,933,866	California - 3.8%
0.875%, 01/31/17	1,500,000	1,517,579	California State, Public School
0.500%, 07/31/17	2,500,000	2,479,103	Improvements, Taxable, GO
Total U.S. Treasury Obligation			6.200%, 10/01/19	2,750,000	3,271,565
(Cost $34,902,851)		37,020,006	Los Angeles, Department of Water &
Asset-Backed Securities - 10.1%			Power Revenue, Build America
AEP Texas Central Transition Funding,			Bonds, Taxable, RB
Ser 2012-1, Cl A			6.574%, 07/01/45	2,900,000	4,062,871
1 0.880%, 12/01/18	6,000,000	6,051,732	Metropolitan Water District of
Ally Master Owner Trust,			Southern California, Build America
Ser 2011-1, Cl A2			Bonds, Taxable, RB
2.150%, 01/15/16	2,500,000	2,546,200	6.947%, 07/01/40	4,750,000	5,945,005
ARI Fleet Lease Trust,			University of California Revenue,
Ser 2010-A, Cl A (A) (D)			Build America Bonds,
0.511%, 01/15/21	5,000,000	5,001,415	Taxable, RB (D)
Avis Budget Rental Car Funding			1.988%, 05/15/50	1,750,000	1,763,738
AESOP, (A)					15,043,179
Ser 2011-2A, Cl A			New Jersey - 0.4%
2.370%, 11/20/14	3,000,000	3,082,872	New Jersey State, Turnpike Authority
Ser 2011-1A, Cl A			Turnpike Revenue, Build America
1.850%, 11/20/14	1,400,000	1,416,643	Bonds, Taxable, RB
BMW Vehicle Owner Trust,			7.102%, 01/01/41	1,250,000	1,801,063
Ser 2010-A, Cl A3			Total Taxable Municipal Bonds
1.390%, 04/25/13	482,387	483,610	(Cost $13,829,123)		16,844,242
CAL Funding II,
Ser 2012-1A, Cl A (A)
3.470%, 10/25/27	3,000,000	2,999,064

See note to schedule of investments.

40 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

bond fund (concluded)

Description	Shares	Value

Registered Investment Company - 3.1%			(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3a-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of October 31, 2012 was $21,160,670 and represented 5.3% of net assets.

Dreyfus Cash Management	12,237,389	$12,237,389
Total Registered Investment
Company
(Cost $12,237,389)		12,237,389	(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of October 31, 2012, the value of this security amounted to $905,000, which represents 0.2% of net assets.
Total Investments - 99.2%
(Cost $366,029,678) †		395,253,374
Other Assets & Liabilities, Net - 0.8%		3,001,342	(C)	Security considered illiquid. The total value of such security as of October 31, 2012 was $590,793 and represented 0.1% of net assets.
Net Assets - 100.0%		$398,254,716
			(D)	Floating rate security. Rate disclosed is as of October 31, 2012.

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $366,029,678, and the unrealized appreciation and depreciation were $32,371,370 and $(3,147,674), respectively.	ARM	- Adjustable Rate Mortgage
		Cl	- Class
		CMO	- Collateralized Mortgage Obligation
		FHLMC	- Federal Home Loan Mortgage Corporation
		FNMA	- Federal National Mortgage Association
		GNMA	- Government National Mortgage Association
		GO	- General Obligation
		MTN	- Medium Term Note
		RB	- Revenue Bond
		REMIC	- Real Estate Mortgage Investment Conduit
		Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Corporate Obligations	$186,496,042	$—	$186,496,042	$—
Mortgage-Backed Securities	47,317,624	—	47,317,624	—
U.S. Government Agency Mortgage-Backed Obligations	54,937,910	—	54,937,910	—
U.S. Treasury Obligations	37,020,006	—	37,020,006	—
Asset-Backed Securities	40,400,161	—	40,400,161	—
Taxable Municipal Bonds	16,844,242	—	16,844,242	—
Registered Investment Company	12,237,389	12,237,389	—	—
Total:	$395,253,374	$12,237,389	$383,015,985	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 41

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 96.9%			Municipal Bonds - (continued)
California - 96.9%			California - (continued)
Alhambra, Unified School District,			RB, AGM Insured
Election 2004, Ser B, GO			5.500%, 12/01/14	$1,415,000	$1,562,839
5.250%, 08/01/23 (A)	$1,150,000	$1,343,419	Ser M, RB
Ser A, GO			5.000%, 05/01/14	3,000,000	3,207,450
5.000%, 08/01/20	490,000	593,331	California State, Economic Recovery,
5.000%, 08/01/21	425,000	515,359	Ser A, GO
Atascadero Unified School District,			5.250%, 07/01/14	1,635,000	1,767,696
Election 2010, Ser A, GO			5.000%, 07/01/20 (A)	480,000	589,440
AGM Insured			Ser A, GO, ETM
5.250%, 08/01/25 (A)	345,000	413,655	5.250%, 07/01/14	200,000	216,336
Bay Area Toll Authority,			Ser A, GO, National-RE Insured
San Francisco Bay Area, RB			5.250%, 07/01/13	450,000	464,787
5.000%, 04/01/24 (A)	600,000	740,874	5.000%, 07/01/15 (A)	1,250,000	1,344,775
Ser F-1, RB,			Ser A, GO, State Guaranteed
5.250%, 04/01/23 (A)	1,075,000	1,315,166	5.250%, 07/01/21 (A)	4,000,000	4,940,960
Ser B-2, RB,			California State, Educational Facilities
LOC JPMorgan Chase Bank NA			Authority,
0.170%, 04/01/47 (A) (C)	5,000,000	5,000,000	Santa Clara University, RB
Burlingame, Elementary School			5.250%, 04/01/23 (A)	250,000	287,280
District, GO, AGM Insured			5.250%, 04/01/24 (A)	695,000	797,499
5.250%, 07/15/16	795,000	918,487	Stanford University, Ser P, RB
California State, Department of			5.250%, 12/01/13	920,000	969,532
Transportation, Federal Highway			California State, GO
Grant, Anticipation Bonds,			5.000%, 12/01/17 (A)	1,545,000	1,796,372
Ser A, RB, National-RE			5.000%, 11/01/24 (A)	2,000,000	2,363,220
FGIC Insured			AMBAC Insured
5.000%, 02/01/14	3,255,000	3,444,441	5.000%, 11/01/17	1,000,000	1,187,210
California State, Department of			Various Purposes
Water Resources,			5.250%, 10/01/21 (A)	1,000,000	1,215,830
Central Valley Project,			5.625%, 04/01/25 (A)	1,975,000	2,371,817
Ser AC, RB,			California State, Public Works Board,
National-RE Insured			Regents of the University of
5.000%, 12/01/14 (A)	1,490,000	1,634,887	California
Prerefunded @ 100			Ser G, RB
5.000%, 12/01/14 (A) (B)	85,000	93,265	5.000%, 12/01/17	1,500,000	1,807,560
Central Valley Project,			5.000%, 12/01/21	1,000,000	1,258,150
Ser AE, RB,			California State, University,
5.000%, 12/01/22 (A)	3,085,000	3,707,646	Systemwide, Ser A, RB
Central Valley Project,			5.250%, 11/01/22 (A)	255,000	301,283
Ser Z, ETM, RB,			5.000%, 11/01/25 (A)	945,000	1,101,927
FGIC Insured			5.000%, 11/01/26 (A)	1,500,000	1,740,225
5.000%, 12/01/12	10,000	10,035	Campbell, Unified High School
RB, National-RE			District, GO
FGIC Insured			5.250%, 08/01/25 (A)	695,000	815,179
5.000%, 12/01/12	1,075,000	1,078,751	Cerritos Community College District,
ETM, RB, AGM Insured			Election 2004, Ser C, GO
5.500%, 12/01/14	10,000	11,064	5.250%, 08/01/24 (A)	450,000	527,814
Power Supply Revenue, RB,			5.250%, 08/01/25 (A)	750,000	874,118
Ser H, AGM Insured			Chaffey Community College District,
5.000%, 05/01/21 (A)	1,485,000	1,784,762	Election 2002, Ser E, GO,
5.000%, 05/01/22 (A)	1,645,000	1,967,387	5.000%, 06/01/23 (A)	1,000,000	1,231,740
Subuser F5
5.000%, 05/01/22 (A)	875,000	1,046,483

See note to schedule of investments.

42 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Chaffey, Unified High School District,			Grant, Joint Union High School District,
GO, National-RE			Election 2006, GO, AGM Insured
FGIC Insured			5.000%, 08/01/21 (A)	$975,000	$1,105,640
5.000%, 08/01/15	$1,000,000	$1,112,970	Hayward, Unified School District, GO
Chino Valley Unified School District,			5.000%, 08/01/25 (A)	1,000,000	1,062,910
Election 2002, Ser A, GO,			Imperial Irrigation District,
5.000%, 08/01/23 (A)	500,000	615,210	Ser B, RB
Citrus Community College District,			5.000%, 11/01/26 (A)	1,000,000	1,140,370
Election 2004, Ser C, GO			Ser C, RB
5.250%, 06/01/25 (A)	505,000	583,381	5.000%, 11/01/26 (A)	1,600,000	1,824,592
Claremont, Unified School District,			Irvine Ranch Water District, Ser B,
GO			GO, LOC Bank of America NA
5.000%, 08/01/28 (A)	3,050,000	3,509,269	0.230%, 10/01/41 (A) (C)	3,300,000	3,300,000
Coast Community College, GO,			Kern High School District, GO
National-RE Insured			5.000%, 08/01/2022	500,000	615,700
5.250%, 08/01/15	1,055,000	1,180,703	Lodi, Unified School District,
Corona-Norca Unified School District,			Election 2002, GO, AGM Insured,
Election 2006,			Prerefunded @ 100
Ser A, GO, AGM Insured			5.250%, 08/01/13 (A) (B)	1,000,000	1,037,260
5.000%, 08/01/17	505,000	590,592	Long Beach, Community College
Ser E, GO			District, Election 2008, Ser A, GO
5.000%, 08/01/16	920,000	1,050,695	5.000%, 06/01/24 (A)	465,000	522,790
Desert Sands Unified School District,			Long Beach, Harbor Revenue,
Election 2001, GO			Ser B, RB,
5.750%, 08/01/19 (A)	700,000	863,856	5.000%, 05/15/24 (A)	1,515,000	1,811,273
5.250%, 08/01/20 (A)	610,000	731,604	Long Beach, Unified School District,
5.250%, 08/01/22 (A)	650,000	767,845	Election 2008, Ser A, GO
5.500%, 08/01/25 (A)	440,000	515,275	4.000%, 08/01/14	180,000	191,476
Dublin, Unified School District,			5.250%, 08/01/24 (A)	200,000	234,178
Election 2004, Ser A, GO,			5.250%, 08/01/25 (A)	1,640,000	1,912,502
AGM Insured			Ser B, GO
5.000%, 08/01/21 (A)	720,000	745,502	5.250%, 08/01/24 (A)	1,070,000	1,252,852
5.000%, 08/01/26 (A)	1,580,000	1,635,963	Los Angeles County, Metropolitan
El Camino, Community College, GO,			Transportation Authority,
5.000%, 08/01/21	1,000,000	1,252,150	Sales Tax Project, Ser A,
AGM Insured			AGM Insured
5.000%, 08/01/16 (A)	1,000,000	1,121,380	5.000%, 07/01/18 (A)	1,280,000	1,320,653
Fallbrook, Union Elementary School			Sales Tax Revenue, Proposition C,
District, Election 2002, Ser A, GO			Ser A, RB, National-RE Insured
5.000%, 08/01/23 (A)	720,000	895,838	5.250%, 07/01/13	200,000	206,558
Fontana, Unified School District,			Los Angeles County, Public Works
Ser A, GO, AGM Insured			Financing Authority, Regional
5.250%, 08/01/19 (A)	980,000	1,051,255	Park & Open Space, AGM Insured
Gavilan, Joint Community College			5.000%, 10/01/15	230,000	258,893
District, GO			Los Angeles County, Sanitation
5.000%, 08/01/21	1,000,000	1,252,150	Districts Financing Authority,
Gilroy, Unified School District,			Capital Project, Ser A, RB,
Election 2008, Ser A, GO			AGM Insured
5.250%, 08/01/22 (A)	1,800,000	2,110,050	5.000%, 10/01/21 (A)	245,000	254,697
6.000%, 08/01/25 (A)	1,400,000	1,694,364	Los Angeles County, Sanitation
			Equipment, Ser A, RB, AGM Insured
			5.000%, 02/01/14 (A)	750,000	757,965
			Los Angeles Harbor Department,
			Ser A, RB
			5.000%, 08/01/20 (A)	2,015,000	2,461,040
			5.250%, 08/01/21 (A)	350,000	426,794

See note to schedule of investments.

HighMark®  Funds 43

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Los Angeles,			Los Angeles, Waste Water System,
Ser A, GO,			RB, AGM Insured
5.000%, 09/01/23 (A)	$2,180,000	$2,708,476	5.000%, 06/01/22 (A)	$920,000	$943,304
5.000%, 09/01/24 (A)	950,000	1,167,351	Senior Lien, Ser B, RB,
National-RE Insured			5.000%, 06/01/24 (A)	1,325,000	1,650,102
5.000%, 09/01/24 (A)	1,430,000	1,613,512	Sub Ser A, RB, National-RE Insured
Ser B, GO, AGM Insured			5.000%, 06/01/26 (A)	600,000	612,540
5.000%, 09/01/16 (A)	1,080,000	1,218,953	Metropolitan Water District of
Los Angeles, Community College			Southern California,
District,			Ser A, RB
Election 2001, Ser A, GO,			5.000%, 01/01/26 (A)	500,000	588,360
National-RE FGIC Insured			Ser B-3, RB
5.000%, 08/01/23 (A)	500,000	584,745	0.190%, 07/01/35 (A) (C)	3,400,000	3,400,000
Election 2003, Ser E, GO,			Modesto Irrigation District, COP,
AGM Insured			Capital Improvements,
5.000%, 08/01/17 (A)	1,000,000	1,167,280	Ser A,
5.000%, 08/01/23 (A)	1,360,000	1,545,708	5.500%, 10/01/25 (A)	1,500,000	1,667,130
Election 2008, Ser A, GO			Ser A, RB,
5.500%, 08/01/22 (A)	1,575,000	1,947,724	5.000%, 07/01/20	500,000	605,970
5.500%, 08/01/24 (A)	1,000,000	1,206,290	Mount Diablo, Unified School
Los Angeles, Department of Airports,			District, GO
RB International Airport,			5.000%, 08/01/23 (A)	2,125,000	2,591,841
Ser A			5.000%, 08/01/26 (A)	300,000	348,312
5.000%, 05/15/23 (A)	665,000	804,291	Election 2002, Ser B
Ser C			5.000%, 07/01/20	1,025,000	1,270,139
5.250%, 05/15/21 (A)	1,000,000	1,153,420	Election 2002, Ser B-2
Ser D			5.000%, 07/01/24 (A)	2,000,000	2,396,140
5.000%, 05/15/24 (A)	1,000,000	1,197,870	North Orange County, Community
Ser A			College District, GO,
5.250%, 05/15/22 (A)	500,000	603,055	National-RE Insured
Los Angeles, Department of			5.000%, 08/01/15	1,070,000	1,201,428
Water & Power,			5.000%, 08/01/23 (A)	2,880,000	3,163,306
Ser A, RB			Northern California Transmission
5.000%, 07/01/18	1,345,000	1,636,784	Agency Revenue, California-
5.000%, 07/01/22 (A)	2,360,000	2,932,796	Oregon Transmission Project,
Ser A, Sub Ser A-2, RB,			Ser A, RB
National-RE Insured			5.000%, 05/01/22 (A)	1,060,000	1,219,880
5.000%, 07/01/19 (A)	2,500,000	2,574,875	Norwalk, La Mirada Unified School
Ser A-2, RB, AGM Insured			District, Election 2002, Ser A, GO,
5.000%, 07/01/25 (A)	2,000,000	2,218,580	FGIC Insured, Prerefunded @ 100
Ser B, RB, National-RE Insured			5.000%, 08/01/13 (A) (B)	1,800,000	1,863,756
5.000%, 07/01/13	455,000	469,268	Ohlone Community College
Sub Ser A-2, RB			District, GO,
5.000%, 07/01/15	575,000	643,655	5.000%, 08/01/22	500,000	629,605
Los Angeles, Unified School District,			Orange County, Sanitation District,
GO, Election 2004, Ser F,			Ser B, COP, AGM Insured
FGIC Insured			5.000%, 02/01/17	530,000	626,969
5.000%, 07/01/19 (A)	630,000	726,856	5.000%, 02/01/23 (A)	2,615,000	2,991,795
Ser B, AGM Insured			5.000%, 02/01/25 (A)	1,200,000	1,361,268
5.000%, 07/01/16	2,230,000	2,572,840	Orange County, Water District, Ser B,
Ser D			COP, National-RE Insured
5.250%, 07/01/24 (A)	1,000,000	1,193,990	5.000%, 08/15/24 (A)	750,000	822,563
Ser I			Pajaro Valley Unified School District,
5.000%, 07/01/25 (A)	1,910,000	2,254,927	GO, AGM Insured
			5.250%, 08/01/21 (A)	500,000	556,975

See note to schedule of investments.

44 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Paramount, Unified School District,			San Diego County, Water
GO, AGM Insured			Authority, COP,
5.000%, 09/01/15	$1,000,000	$1,110,730	Ser A, AGM Insured
Peralta, Community College			5.000%, 05/01/20 (A)	$1,000,000	$1,179,130
District, GO			Water Revenues, Ser 2008A,
5.000%, 08/01/20	2,240,000	2,719,517	National-RE FGIC Insured
Petaluma City, Elementary School			5.250%, 05/01/16	1,325,000	1,526,480
District, GO			Water Revenues, Ser A,
4.000%, 08/01/15	705,000	760,398	AGM Insured
Port of Oakland, RB,			5.000%, 05/01/26 (A)	3,520,000	3,757,424
Ser B, National-RE Insured			San Diego, Community College
5.000%, 11/01/18 (A)	1,250,000	1,457,575	District, GO
Ser M, FGIC Insured,			5.000%, 08/01/20	500,000	630,320
Prerefunded @ 100			5.000%, 08/01/21	400,000	507,880
5.250%, 11/01/12 (A) (B)	1,000,000	1,000,000	5.000%, 08/01/24 (A)	2,000,000	2,504,380
Redding, Electric System			San Diego, Public Facilities Financing
Revenue,			Authority,
Ser A, COP, AGM Insured			Sewer Authority, Ser A, RB
5.250%, 06/01/19 (A)	325,000	387,611	5.250%, 05/15/26 (A)	1,675,000	2,027,621
5.000%, 06/01/22 (A)	1,500,000	1,714,875	Sewer Authority, Ser B, RB
5.000%, 06/01/24 (A)	1,110,000	1,254,722	5.500%, 05/15/23 (A)	3,560,000	4,365,343
Redwood City, Elementary School			Water Authority, Ser B, RB
District, GO, National-RE			5.000%, 08/01/21 (A)	1,000,000	1,217,790
FGIC Insured			San Francisco City & County, Airport
5.500%, 08/01/14	960,000	1,038,624	Commission, International Airport,
Riverside, Community College,			Second Series, Issue 32F, RB,
GO, AGM Insured			National-RE FGIC Insured
5.000%, 08/01/19 (A)	1,750,000	1,956,308	5.000%, 05/01/22 (A)	2,000,000	2,227,680
Sacramento, Municipal			International Airport, Second
Utility District, RB Electric			Series, Issue 32F, RB, National-RE
Power & Light Revenues, Ser R,			FGIC Insured
National-RE Insured			5.250%, 05/01/19	2,100,000	2,553,306
5.000%, 08/15/16 (A)	300,000	310,680	Earthquake Safety, Ser E, GO
5.000%, 08/15/22 (A)	325,000	335,689	5.000%, 06/15/26 (A)	2,815,000	3,351,483
Prerefunded @ 100			General Hospital, Ser A, GO
5.000%, 08/15/13 (A) (B)	700,000	726,096	5.250%, 06/15/24 (A)	250,000	298,880
5.000%, 08/15/13 (A) (B)	795,000	824,638	Public Utilities Commission,
Ser U, AGM Insured			Water Revenue,
5.000%, 08/15/24 (A)	285,000	330,412	Ser A, RB, AGM Insured
Sacramento, Municipal Utility			5.000%, 11/01/23 (A)	1,000,000	1,128,000
District, RB, Electric Power &			Ser B, RB, National-RE Insured
Light Revenues,			5.000%, 11/01/12 (A)	1,250,000	1,250,000
Ser R, National-RE Insured			Ser C, RB
5.000%, 08/15/15	1,790,000	1,995,045	5.000%, 11/01/12	525,000	525,000
Ser U, AGM Insured			Ser D, RB
5.000%, 08/15/23 (A)	1,660,000	1,937,320	5.000%, 11/01/26 (A)	5,075,000	6,136,183
Sacramento, Unified School			Ser R1, GO
District, GO			5.000%, 06/15/24 (A)	375,000	465,098
5.000%, 07/01/19	1,115,000	1,327,809	San Francisco Unified School District,
San Bernardino County, Community			Prop A, Election 2006, Ser B, GO
College District, GO, AGM Insured			5.250%, 06/15/23 (A)	925,000	1,110,278
5.000%, 08/01/15	1,045,000	1,160,044
Election 2002, Ser A
6.250%, 08/01/24 (A)	1,055,000	1,296,279

See note to schedule of investments.

HighMark®  Funds 45

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
San Francisco, Bay Area Rapid Transit,			Shasta-Tehama-Trinity, Joint
Sales Tax Revenue, Ser A,			Community College District, GO
5.000%, 07/01/23 (A)	$500,000	$625,120	5.000%, 08/01/26 (A)	$560,000	$634,917
San Francisco, Community College			5.000%, 08/01/27 (A)	500,000	566,485
District, Election 2001, Ser B, GO,			Solano County, Community College,
National-RE Insured			Election 2002, Ser A, GO,
5.000%, 06/15/20 (A)	2,085,000	2,133,455	National-RE Insured,
San Joaquin County, Delta			Prerefunded @ 100
Community College District,			5.000%, 08/01/13 (A) (B)	1,865,000	1,930,349
Election 2004, Ser A, GO,			Southern California, Public Power
AGM Insured			Authority, Power Project Revenue,
4.500%, 08/01/15	1,000,000	1,091,750	Canyon Power, Ser A, RB
San Juan, Unified School District,			5.000%, 07/01/25 (A)	2,950,000	3,430,378
Election 2002, GO, AGM Insured			Transmission Project Revenue,
5.000%, 08/01/26 (A)	1,560,000	1,791,395	Sub Southern
Election 2002, Ser A, GO,			Transmission, Ser A, RB
National-RE Insured,			5.000%, 07/01/23 (A)	1,200,000	1,424,316
Prerefunded @ 100			State Center Community College
5.000%, 08/01/14 (A) (B)	2,200,000	2,379,190	District, GO
Ser C, GO,			5.000%, 08/01/20	1,000,000	1,234,240
5.000%, 08/01/19	625,000	763,800	Stockton, Unified School District,
San Lorenzo, Unified School District,			Election 2005, GO, AGM Insured
Election 2008, Ser A, GO,			5.000%, 08/01/16	645,000	725,264
Assured Guaranty Insured			Torrance, Unified School District,
5.000%, 08/01/22 (A)	325,000	376,399	Election 2008, Measure Z, GO
San Mateo, County, Transit District,			5.500%, 08/01/25 (A)	1,000,000	1,189,050
Sales Tax Revenue, Ser A, RB,			University of California,
National-RE Insured			Limited Project,
5.250%, 06/01/16	2,150,000	2,494,516	Ser G, RB,
San Mateo, Joint Powers Financing			5.000%, 05/15/24 (A)	2,170,000	2,670,814
Authority, Lease Revenue, Capital			5.000%, 05/15/25 (A)	825,000	1,009,866
Projects, Ser A, RB			Ser A, RB, AMBAC Insured
5.250%, 07/15/24 (A)	1,000,000	1,173,540	5.125%, 05/15/18 (A)	595,000	609,905
San Rafael, Elementary School			5.000%, 05/15/22 (A)	1,500,000	1,537,470
District, GO			5.000%, 05/15/25 (A)	600,000	613,698
5.000%, 08/01/24 (A)	325,000	383,663	Ser A, RB, AMBAC Insured,
5.000%, 08/01/27 (A)	875,000	1,024,013	Prerefunded @ 100,
San Ramon Valley, Unified School			5.125%, 05/15/13 (A) (B)	110,000	112,868
District, Election 2002, GO,			Ser B, RB, AMBAC Insured
AGM Insured,			5.250%, 05/15/23 (A)	1,500,000	1,539,375
Prerefunded @ 100			Ser O, RB
5.250%, 08/01/14 (A) (B)	1,290,000	1,400,656	5.500%, 05/15/22 (A)	2,000,000	2,457,980
Santa Clara, Valley Transportation			Upland Unified School District, GO,
Authority, Measure A,			5.000%, 08/01/25 (A)	500,000	601,915
Ser A, RB, AMBAC Insured			Vista Unified School District, GO
5.000%, 04/01/25 (A)	400,000	459,096	5.000%, 08/01/21	500,000	621,065
Santa Maria, Joint Unified High			5.000%, 08/01/22	500,000	622,110
School District, Ser A, ETM, GO,
AGM Insured			Total Municipal Bonds
5.500%, 08/01/15	510,000	564,963	(Cost $255,045,660)		271,844,824
Santa Rosa, High School District, GO,
5.000%, 08/01/24 (A)	1,090,000	1,251,680

See note to schedule of investments.

46 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

california intermediate tax-free bond fund (concluded)

Description	Shares	Value

Registered Investment Company - 1.9%			†	At October 31, 2012, the tax basis cost of the Fund’s investments was $260,464,245,
BlackRock Liquidity Funds, California				and the unrealized appreciation and depreciation were $16,832,885 and $(33,721), respectively.
Money Fund	5,418,586	$5,418,586	(A)	These securities are subject to a demand feature which reduces the effective maturity.
Total Registered Investment Company
(Cost $5,418,586)		5,418,586	(B)	- Prerefunded security - The maturity date shown is the prerefunded date.
Total Investments - 98.8%			(C)	- Floating rate security. Rate disclosed is as of October 31, 2012.
(Cost $260,464,246) †		277,263,410	AGM	- Assured Guaranty Municipal Corporation
Other Assets & Liabilities, Net - 1.2%		3,401,512	AMBAC	- American Municipal Bond Assurance Corporation
Net Assets - 100.0%		$280,664,922	COP	- Certificates of Participation
			ETM	- Escrowed to Maturity
			FGIC	- Financial Guaranty Insurance Corporation
			GO	- General Obligation
			LOC	- Letter of Credit
			NA	- National Association
			RB	- Revenue Bond
			Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Municipal Bonds	$271,844,824	$—	$271,844,824	$—
Registered Investment Company	5,418,586	5,418,586	—	—
Total:	$277,263,410	$5,418,586	$271,844,824	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 47

schedule of investments
October 31, 2012 (unaudited)

national intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 96.5%			Municipal Bonds - (continued)
Alaska - 4.1%			California - (continued)
Alaska State, International Airports			Redding, Electric System Revenue,
System, Ser D, RB, National-RE			Ser A, COP, AGM Insured
Insured			5.000%, 06/01/22 (A)	$1,000,000	$1,143,250
5.000%, 10/01/22 (A)	$2,000,000	$2,260,480	Sacramento Municipal Utility District,
Anchorage, City of Anchorage			Ser R, RB, National-RE Insured
Schools, Ser B, GO,			5.000%, 08/15/23 (A)	155,000	160,061
5.000%, 08/01/24 (A)	1,000,000	1,152,480	Prerefunded @ 100
National-RE FGIC Insured			5.000%, 08/15/13 (B)	345,000	357,862
5.000%, 09/01/17	570,000	680,631	San Bernardino County, Community
		4,093,591	College District, GO, Election 2002,
Arizona - 2.2%			Ser A
Phoenix, GO, Ser A			6.250%, 08/01/24 (A)	850,000	1,044,395
6.250%, 07/01/17	1,000,000	1,241,830	San Francisco City & County, Airport
Tucson, Water System Revenue, RB			Commission, International Airport,
5.000%, 07/01/21 (A)	775,000	916,011	Second Series, Issue 32F, RB,
		2,157,841	National-RE FGIC Insured
California - 21.7%			5.250%, 05/01/19	1,000,000	1,215,860
California State, Department of			San Jose, Redevelopment Agency, TA,
Transportation, Federal Highway			ETM, National-RE Insured,
Grant, Anticipation Bonds,			6.000%, 08/01/15	430,000	495,270
Ser A, RB, National-RE FGIC			National-RE Insured
Insured			6.000%, 08/01/15	775,000	829,513
5.000%, 02/01/14	1,000,000	1,058,200	San Ramon Valley, Unified School
California State, Department of			District, Election 2002, GO,
Water Resources, Central Valley			AGM Insured,
Project, Ser X, RB, National-RE			Prerefunded @ 100
FGIC Insured			5.250%, 08/01/14 (A) (B)	1,670,000	1,813,253
5.500%, 12/01/15	625,000	719,531	Torrance, Unified School District,
Power Supply Revenue, RB, Ser H,			Election of 2008, Measure Y, GO
AGM Insured			5.500%, 08/01/25 (A)	750,000	891,787
5.000%, 05/01/22 (A)	1,000,000	1,195,980			21,826,764
California State, GO Various Purposes			Colorado - 0.6%
5.250%, 10/01/21 (A)	1,000,000	1,215,830	Regional Transportation District, Sales
5.625%, 04/01/25 (A)	1,250,000	1,501,150	Tax, Ser B, RB, AMBAC Insured
Chico, Unified School District, Ser B,			5.250%, 11/01/12	625,000	625,000
GO, AGM Insured			Connecticut - 3.8%
5.000%, 08/01/25 (A)	1,625,000	1,822,405	Connecticut State,
Elsinore Valley, Municipal Water			Ser C, GO
District, COP, National-RE FGIC			5.000%, 06/01/14	1,600,000	1,717,072
Insured			Ser D, GO
5.375%, 07/01/18	750,000	916,110	5.000%, 11/01/19	1,000,000	1,244,910
Long Beach, Unified School District,			Ser F, GO
Election 2008, Ser A, GO			5.000%, 12/01/20 (A)	730,000	853,239
5.250%, 08/01/24 (A)	525,000	614,717			3,815,221
5.250%, 08/01/25 (A)	1,000,000	1,166,160	Florida - 2.5%
Los Angeles, Ser A, GO,			Florida State, Ser D, GO
5.000%, 09/01/23 (A)	2,000,000	2,484,840	5.000%, 06/01/22 (A)	2,000,000	2,506,260
Los Angeles, Unified School District,
GO, Ser I
5.000%, 07/01/25 (A)	1,000,000	1,180,590

See note to schedule of investments.

48 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Georgia - 1.0%			Illinois - (continued)
Atlanta, Water & Wastewater			Chicago, Project & Refunding,
Revenue, Ser A, RB,			Ser A, GO 5.250%, 01/01/21 (A)	$1,020,000	$1,174,571
National-RE FGIC Insured					7,365,198
5.500%, 11/01/13	$1,000,000	$1,050,180
Hawaii - 6.9%			Massachusetts - 4.2%
Hawaii State			Massachusetts State,
Highway Revenue,			Consolidated Loan, Ser D, GO,
Ser B, RB, AGM Insured			5.500%, 11/01/14	220,000	242,343
5.000%, 07/01/15	1,100,000	1,228,865	School Building Authority, Sales Tax
Ser EA, GO 5.000%, 12/01/19	1,000,000	1,251,520	Revenue, Ser A, RB, AGM Insured
Honolulu City and County,			5.000%, 08/15/14	1,175,000	1,271,080
Ser A, GO 5.000%,			Water Resources Authority, Ser A,
04/01/25 (A)	1,000,000	1,180,830	RB, National-RE Insured
Ser A, GO, National-RE Insured			5.250%, 08/01/15	1,055,000	1,191,443
5.000%, 07/01/25 (A)	1,895,000	2,023,026	5.250%, 08/01/16	1,310,000	1,534,337
University of Hawaii					4,239,203
Revenue,
Ser A, RB,			Nevada - 4.1%
5.500%, 10/01/22 (A)	500,000	607,305	Clark County,
5.500%, 10/01/23 (A)	500,000	602,320	Limited Tax-Bond Bank, GO
		6,893,866	5.000%, 06/01/25 (A)	2,440,000	2,847,944
Idaho - 5.0%			School District,
Idaho State, Housing &			Ser A, GO, AGM Insured,
Finance Association,			Prerefunded @ 103
Grant & Revenue			5.500%, 12/15/12 (A) (B)	1,250,000	1,294,887
Anticipation, Federal					4,142,831
Highway Trust, RB,			New Jersey - 3.0%
National-RE Insured			New Jersey State,
5.000%, 07/15/15	1,000,000	1,110,300	Ser L, GO, AMBAC Insured
Ser A, RB			5.250%, 07/15/16	1,300,000	1,515,852
5.000%, 07/15/22 (A)	580,000	678,983	Transportation Trust Fund
5.250%, 07/15/24 (A)	1,750,000	2,061,430	Authority, Ser A, RB
Twin Falls County, School			5.250%, 12/15/21	665,000	827,885
District No. 411, GO,			5.500%, 12/15/22	550,000	691,559
National-RE Insured					3,035,296
5.000%, 09/15/16	1,000,000	1,154,000	New York - 6.1%
		5,004,713	New York City,
Illinois - 7.3%			Ser C-1, GO, AGM Insured
Chicago,			5.000%, 10/01/24 (A)	1,155,000	1,353,845
Ser A, GO, AGM Insured			Ser M, GO, AGM Insured
5.000%, 01/01/23 (A)	1,075,000	1,181,780	5.000%, 04/01/15	1,000,000	1,105,940
Ser C, GO			New York City, Transitional
5.000%, 01/01/23 (A)	1,285,000	1,448,426	Finance Authority
Chicago, Board of Education,			Subordinated Future Tax Secured
Dedicated Revenues, Ser B,			ETM, RB, Prerefunded
GO, AMBAC Insured			5.000%, 11/01/13	480,000	502,454
5.000%, 12/01/23 (A)	1,375,000	1,534,995	RB, Unrefunded
Chicago, O’Hare International			5.000%, 11/01/13	445,000	466,000
Airport Revenue, Ser B, RB,			Ser C, RB,
AGM Insured			5.000%, 11/01/17	275,000	331,375
5.000%, 01/01/19 (A)	1,780,000	2,025,426

See note to schedule of investments.

HighMark®  Funds 49

schedule of investments
October 31, 2012 (unaudited)

national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
New York - (continued)			Texas - (continued)
New York State, Thruway			Lamar Consolidated Independent
Authority, Second			School District, Schoolhouse, GO,
Highway and Bridge Trust			PSF Insured
Fund, RB,			5.000%, 02/15/17	$800,000	$943,600
Ser A, National-RE Insured,			Lower Colorado River Authority, RB
Prerefunded @ 100			5.000%, 05/15/21 (A)	990,000	1,156,379
5.000%, 04/01/14 (B)	$1,075,000	$1,145,337	5.000%, 05/15/22 (A)	805,000	924,470
Ser B, RB			5.000%, 05/15/23 (A)	90,000	102,833
5.000%, 04/01/21 (A)	1,025,000	1,218,489	RB, Prerefunded @ 100 (B)
		6,123,440	5.000%, 05/15/19	5,000	6,279
North Carolina - 1.3%			5.000%, 05/15/19	40,000	50,086
North Carolina State, Public			5.000%, 05/15/19	35,000	43,826
Improvement, Ser A, GO,			5.000%, 05/15/19	10,000	12,522
5.000%, 03/01/23 (A)	1,000,000	1,013,180	5.000%, 05/15/19	5,000	6,261
North Carolina State, Highway, GO			5.000%, 05/15/19	5,000	6,261
5.000%, 05/01/15 (A)	250,000	267,792	North East Independent School
		1,280,972	District, Ser A, GO, PSF Insured
			5.000%, 08/01/17	600,000	716,640
Oregon - 4.1%			San Antonio, Water Revenue, RB,
Portland, Sewer System Revenue, First			National-RE FGIC Insured
Lien, Ser A, RB, National-RE			5.000%, 05/15/17	1,000,000	1,187,380
Insured			Texas State, University Systems
5.000%, 06/01/14	550,000	589,974	Financing Revenue, RB
Second Lien, Ser B, RB, AGM			5.250%, 03/15/21 (A)	1,125,000	1,349,865
Insured					10,217,846
5.000%, 06/15/23 (A)	1,160,000	1,331,866	Utah - 1.6%
Washington County, School District			Utah State, Board of Regents
Authority No. 15, GO, AGM School			Auxilliary & Campus Facilities
Board Guarantee Insured			Revenue, Ser A, RB, National-RE
5.000%, 06/15/14	1,000,000	1,074,470	Insured
Yamill County, School District			5.000%, 04/01/17 (A)	1,500,000	1,646,775
Authority No. 29J, GO, National-RE			Virginia - 0.9%
FGIC Insured			City of Newport News, Ser A, GO
5.250%, 06/15/16	1,000,000	1,156,910	5.000%, 07/01/24 (A)	735,000	889,034
		4,153,220	Washington - 5.5%
Pennsylvania - 0.4%			King & Pierce County School District
Commonwealth of Pennsylvania,			No. 408, GO
First Ser, GO,			5.000%, 12/01/21 (A)	1,000,000	1,220,810
5.000%, 07/01/17	325,000	387,748	Pierce County, GO, AMBAC Insured
Texas - 10.2%			5.125%, 08/01/16 (A)	1,375,000	1,540,550
Denton, Utilities System Revenue, RB,			Seattle Municipal Light & Power
National-RE Insured			Revenue, RB, AGM Insured,
5.250%, 12/01/23 (A)	1,065,000	1,123,106	5.000%, 08/01/17 (A)	740,000	795,160
Houston, Texas Utility System			Prerefunded @ 100
Revenue, Combined First Lien,			5.000%, 08/01/14 (B)	260,000	281,034
Ser A, RB, National-RE Insured			Washington State, Ser A, GO,
5.250%, 05/15/14	660,000	709,335	5.000%, 07/01/19 (A)	1,375,000	1,643,249
First Lien, Ser A, RB, AGM Insured					5,480,803
5.250%, 11/15/17	1,550,000	1,879,003	Total Municipal Bonds
			(Cost $89,444,520)		96,935,802

See note to schedule of investments.

50 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

national intermediate tax-free bond fund (concluded)

Description	Shares	Value

Registered Investment Company—2.1%			(A)	These securities are subject to a demand feature which reduces the effective maturity date.
Fidelity Institutional Tax-Exempt			(B)	Prerefunded security - The maturity date shown is the prerefunded date.
Portfolio	2,154,478	$2,154,478	AGM	- Assured Guaranty Municipal Corporation
Total Regulated Investment Company			AMBAC	- American Municipal Bond Assurance Corporation
(Cost $2,154,478)		2,154,478	COP	- Certificates of Participation
Total Investments - 98.6%			ETM	- Escrowed to Maturity
(Cost $91,598,998) †		99,090,280	FGIC	- Financial Guaranty Insurance Corporation
Other Assets & Liabilities, Net - 1.4%		1,371,257	GO	- General Obligation
Net Assets - 100.0%		$100,461,537	PSF	- Priority Solidarity Fund
			RB	- Revenue Bond
			Ser	- Series
			TA	- Tax Allocation

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $91,598,998, and the unrealized appreciation and depreciation were $7,502,413 and $(11,131), respectively.

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

	Total Fair Value at	Level 1 Quoted	Level 2 Significant Observable	Level 3 Significant Unobservable
	10/31/12	Price	Inputs	Inputs
Municipal Bonds	$96,935,802	$—	$96,935,802	$—
Registered Investment Company	2,154,478	2,154,478	—	—
Total:	$99,090,280	$2,154,478	$96,935,802	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 51

schedule of investments
October 31, 2012 (unaudited)

short term bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 51.7%			Corporate Obligations - (continued)
Consumer Discretionary - 3.7%			Financials - (continued)
Comcast			Bank of America, MTN
5.300%, 01/15/14	$1,150,000	$1,215,147	7.375%, 05/15/14	$1,500,000	$1,638,955
Georgia-Pacific (A)			BB&T, MTN
8.250%, 05/01/16	1,500,000	1,605,369	2.150%, 03/22/17	2,350,000	2,441,723
Macy’s Retail Holdings			Berkshire Hathaway Finance
7.875%, 07/15/15	1,000,000	1,176,137	1.600%, 05/15/17	1,800,000	1,838,439
Staples			BP Capital Markets PLC
9.750%, 01/15/14	1,000,000	1,098,461	3.875%, 03/10/15	1,250,000	1,342,529
Time Warner Cable			Capital One Financial
7.500%, 04/01/14	400,000	437,468	2.150%, 03/23/15	1,750,000	1,798,946
Walt Disney, MTN			Caterpillar Financial Services, MTN
1.125%, 02/15/17	750,000	758,486	1.100%, 05/29/15	1,000,000	1,012,203
		6,291,068	Citigroup
Consumer Staples - 4.4%			4.750%, 05/19/15	1,500,000	1,625,683
Anheuser-Busch Inbev Worldwide			Ford Motor Credit
0.800%, 07/15/15	1,200,000	1,203,516	3.875%, 01/15/15	1,450,000	1,511,554
Coca-Cola			General Electric Capital (C)
3.625%, 03/15/14	250,000	260,635	1.308%, 05/09/16	2,000,000	2,001,364
Heineken (A)			JPMorgan Chase
1.400%, 10/01/17	850,000	853,823	5.125%, 09/15/14	500,000	534,232
0.800%, 10/01/15	1,200,000	1,202,410	4.750%, 05/01/13	1,000,000	1,020,382
Kellogg			Lehman Brothers Holdings, MTN (B)
1.125%, 05/15/15	1,700,000	1,714,651	0.000%, 12/01/49	500,000	113,125
Walgreen			NASDAQ OMX Group
1.800%, 09/15/17	2,250,000	2,279,925	5.250%, 01/16/18	750,000	814,621
		7,514,960	Royal Bank of Canada, MTN
Energy - 6.3%			0.800%, 10/30/15	1,650,000	1,655,354
Energy Transfer Partners			Toyota Motor Credit, MTN
8.500%, 04/15/14	522,000	573,893	1.000%, 02/17/15	1,650,000	1,664,004
6.000%, 07/01/13	1,350,000	1,393,358	Wachovia
Enterprise Products Operating			4.875%, 02/15/14	2,000,000	2,099,304
1.250%, 08/13/15	500,000	505,329			26,751,136
Ser M,			Foreign Governments - 2.2%
5.650%, 04/01/13	1,300,000	1,325,115	Hydro-Quebec
Kinder Morgan Energy Partners			1.375%, 06/19/17	1,500,000	1,520,700
5.000%, 12/15/13	1,332,000	1,393,217	Mexico Government International
Petrobras International Finance			Bond
3.875%, 01/27/16	2,000,000	2,124,670	5.875%, 02/17/14	750,000	796,125
Petrohawk Energy			Province of Ontario Canada
7.875%, 06/01/15	1,800,000	1,876,500	0.950%, 05/26/15	1,500,000	1,514,853
Transocean					3,831,678
5.050%, 12/15/16	1,400,000	1,567,982	Health Care - 5.7%
		10,760,064	Amgen
Financials - 15.6%			1.875%, 11/15/14	2,000,000	2,055,208
American Express Credit, MTN			Boston Scientific
1.750%, 06/12/15	2,000,000	2,050,928	5.450%, 06/15/14	1,000,000	1,067,018
American International Group			Gilead Sciences
4.250%, 09/15/14	1,500,000	1,587,790	3.050%, 12/01/16	1,500,000	1,612,127
			2.400%, 12/01/14	350,000	361,962
			Sanofi
			1.625%, 03/28/14	750,000	761,970

See note to schedule of investments.

52 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Health Care - (continued)			Utilities - 2.9%
Teva Pharmaceutical Finance IV			Consolidated Natural Gas
1.700%, 11/10/14	$1,500,000	$1,533,150	5.000%, 03/01/14	$1,000,000	$1,053,280
UnitedHealth Group			Exelon Generation
0.850%, 10/15/15	1,100,000	1,104,479	5.350%, 01/15/14	1,482,000	1,557,693
Watson Pharmaceuticals			MidAmerican Energy Holdings,
1.875%, 10/01/17	725,000	734,882	Ser D
Wellpoint			5.000%, 02/15/14	1,750,000	1,843,578
6.000%, 02/15/14	475,000	506,489	Southern California Edison
		9,737,285	5.750%, 03/15/14	500,000	535,666
Industrial - 1.8%					4,990,217
Continental Airlines Pass Through			Total Corporate Obligations
Trust			(Cost $87,240,200)		88,723,094

Ser 2010-1, Cl A			U.S. Government Agency Mortgage-Backed
4.750%, 01/12/21	954,344	1,023,534	Obligations - 18.4%
Union Pacific			FHLMC Gold
5.450%, 01/31/13	935,000	946,404	6.000%, 01/01/13	3,576	3,739
United Technologies			6.000%, 09/01/13	2,921	3,091
1.200%, 06/01/15	1,100,000	1,121,359	6.000%, 04/01/14	8,849	9,306
		3,091,297	6.000%, 05/01/14	3,701	3,831
Information Technology - 2.2%			6.000%, 05/01/14	6,058	6,270
Hewlett-Packard			6.000%, 05/01/14	8,395	8,689
3.000%, 09/15/16	2,000,000	2,014,866	6.000%, 05/01/14	36,312	38,222
Xerox (C)			6.000%, 07/01/14	38,071	39,717
1.799%, 09/13/13	850,000	856,664	6.000%, 10/01/16	48,547	51,942
1.257%, 05/16/14	1,000,000	998,769	6.000%, 04/01/17	168,537	182,662
		3,870,299	6.000%, 04/01/29	59,531	66,791
Materials - 3.1%			6.000%, 04/01/38	321,863	358,096
Ball			5.500%, 07/01/15	82,254	88,222
7.375%, 09/01/19	1,570,000	1,754,475	5.500%, 03/01/17	52,424	56,310
Ecolab			5.500%, 12/01/17	5,354	5,782
2.375%, 12/08/14	1,225,000	1,269,476	5.500%, 02/01/18	66,975	72,309
1.000%, 08/09/15	500,000	502,314	5.500%, 11/01/18	7,093	7,662
Rio Tinto Finance USA			5.500%, 10/01/32	387,139	424,803
1.625%, 08/21/17	1,750,000	1,758,048	5.500%, 12/01/34	234,076	256,264
		5,284,313	5.000%, 10/01/18	198,882	213,969
Telecommunication Services - 3.8%			5.000%, 07/01/20	82,455	89,467
AT&T			5.000%, 06/01/25	402,472	434,873
5.100%, 09/15/14	1,250,000	1,354,792	4.500%, 07/01/20	745,248	799,655
Cellco Partnership/Verizon Wireless			4.000%, 07/01/25	829,902	881,412
Capital			3.500%, 12/01/25	857,560	904,356
5.550%, 02/01/14	2,000,000	2,119,806	3.500%, 03/01/27	1,153,747	1,235,093
Telefonica Emisiones SAU			FHLMC, ARM
3.992%, 02/16/16	850,000	862,750	3.473%, 06/01/39	315,615	337,857
Thomson Reuters			3.031%, 03/01/35	173,546	186,453
5.950%, 07/15/13	1,000,000	1,038,134	2.612%, 11/01/35	1,226,662	1,297,528
Verizon Communications, Inc.			2.456%, 09/01/36	1,128,742	1,214,177
1.950%, 03/28/14	1,200,000	1,225,295	2.449%, 10/01/36	1,401,885	1,499,873
		6,600,777	2.371%, 12/01/34	1,258,779	1,345,198
			2.367%, 01/01/34	235,707	246,623

See note to schedule of investments.

HighMark®  Funds 53

schedule of investments
October 31, 2012 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			U.S. Government Agency Mortgage-Backed
Obligations - (continued)			Obligations - (continued)

FNMA			FNMA, CMO REMIC,
8.000%, 06/01/30	$3,190	$3,944	Ser 2002-18, Cl PC
8.000%, 11/01/30	2,285	2,821	5.500%, 04/25/17	$32,608	$33,248
6.500%, 06/01/16	24,108	25,821	GNMA, CMO
6.500%, 07/01/16	16,866	18,079	Ser 2004-43, Cl C (C)
6.500%, 11/01/16	15,722	16,852	5.008%, 12/16/25	440,346	450,039
6.500%, 01/01/17	18,643	19,983	Total U.S. Government Agency
6.500%, 02/01/17	6,892	7,387	Mortgage-Backed Obligations
6.500%, 04/01/17	26,415	28,680	(Cost $30,889,344)		31,580,342
6.500%, 07/01/17	25,488	27,674	Mortgage-Backed Securities - 5.8%
6.000%, 04/01/16	180,537	190,082	Banc of America Commercial
6.000%, 04/01/16	83,269	88,643	Mortgage,
6.000%, 05/01/16	195,143	207,736	Ser 2005-1, Cl A3
6.000%, 05/01/16	51,703	52,436	4.877%, 11/10/42	10,159	10,152
6.000%, 06/01/16	9,376	9,981	Chase Mortgage Finance,
6.000%, 08/01/16	17,306	18,423	Ser 2003-S10, Cl A1
6.000%, 10/01/16	45,145	48,058	4.750%, 11/25/18	245,322	252,743
6.000%, 05/01/18	126,163	134,305	Ser 2004-S1, CI A3
5.500%, 07/01/14	31,140	33,603	5.500%, 02/25/19	165,429	169,739
5.500%, 09/01/14	43,255	46,677	Citicorp Mortgage Securities,
5.500%, 08/01/15	105,525	113,874	Ser 2003-10, Cl A1
5.500%, 12/01/16	21,202	22,893	4.500%, 11/25/18	285,313	293,082
5.500%, 01/01/17	155,514	167,915	DBUBS Mortgage Trust,
5.500%, 09/01/17	236,823	255,235	Ser 2011-LC1A, Cl A1 (A)
5.500%, 09/01/17	25,609	27,731	3.742%, 11/10/46	1,305,218	1,416,810
5.500%, 10/01/17	37,734	40,696	Master Asset Securitization Trust,
5.500%, 11/01/17	62,488	67,295	Ser 2003-10, Cl 2A1
5.500%, 12/01/17	38,109	41,185	4.500%, 11/25/13	16,383	16,459
5.500%, 02/01/18	4,742	5,161	Merrill Lynch Mortgage Investors
5.500%, 04/01/18	10,358	11,275	Trust,
5.500%, 10/01/18	11,778	12,754	Ser 2005-A2, Cl A4 (C)
5.500%, 12/01/18	425,440	459,366	2.530%, 02/25/35	101,469	102,657
5.500%, 09/01/34	509,215	562,257	Morgan Stanley Capital I,
5.500%, 01/01/35	381,266	425,627	Ser 2003-T11, Cl A4
5.140%, 01/01/16	933,592	1,023,797	5.150%, 06/13/41	288,254	293,874
5.000%, 07/01/14	8,299	9,016	Morgan Stanley Dean Witter
5.000%, 05/01/18	11,419	12,451	Capital I,
5.000%, 06/01/18	42,889	46,766	Ser 2001-TOP3, Cl A4
5.000%, 05/01/23	1,118,477	1,215,205	6.390%, 07/15/33	14,886	14,928
4.000%, 09/01/20	1,309,409	1,400,431	Nomura Asset Securities, (C)
3.500%, 09/01/25	1,968,835	2,090,422	Ser 1998-D6, Cl A3
3.500%, 12/01/25	1,022,636	1,085,789	7.343%, 03/15/30	3,000,000	3,023,199
3.500%, 04/01/26	558,693	593,196	Residential Funding Mortgage
3.500%, 07/01/26	667,020	708,212	Securities I,
3.000%, 04/01/27	2,725,131	2,879,522	Ser 2004-S3, Cl A1
FNMA, ARM			4.750%, 03/25/19	485,306	497,608
2.760%, 09/01/33	136,694	146,369	Sequoia Mortgage Trust, (C)
2.719%, 06/01/34	1,146,744	1,223,718	Ser 2012-1, Cl 2A1
2.589%, 01/01/36	762,697	813,443	3.474%, 01/25/42	805,878	837,076
2.439%, 08/01/27	19,758	20,511
2.294%, 09/01/35	1,697,672	1,820,292
2.291%, 01/01/35	417,206	443,224

See note to schedule of investments.

54 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Mortgage-Backed Securities - (continued)			Asset-Backed Securities - (continued)
Ser 2012-2, Cl A2			Honda Auto Receivables Owner Trust,
3.500%, 03/25/42	$1,709,699	$1,763,866	Ser 2012-1, Cl A3
Washington Mutual,			0.770%, 01/15/16	$2,000,000	$2,013,130
Ser 2005-8, Cl 1A8			PG&E Energy Recovery Funding,
5.500%, 10/25/35	48,387	42,724	Ser 2005-1, Cl A5
Wells Fargo Mortgage Backed			4.470%, 12/25/14	398,901	401,387
Securities Trust,			Public Service New Hampshire
Ser 2003-13, Cl A1			Funding,
4.500%, 11/25/18	534,011	548,288	Ser 2001-1, Cl A3
Ser 2003-M, Cl A1 (C)			6.480%, 05/01/15	313,228	316,397
4.681%, 12/25/33	276,406	286,007	SLM Student Loan Trust, (C)
Ser 2004-2, Cl A1			Ser 2011-2, Cl A1
5.000%, 01/25/19	316,184	323,161	0.811%, 11/25/27	1,684,341	1,697,033
Total Mortgage-Backed Securities			Ser 2011-A, Cl A1 (A)
(Cost $9,799,039)		9,892,373	1.214%, 10/15/24	1,781,187	1,787,903
Asset-Backed Securities - 16.6%			Toyota Auto Receivables Owner Trust,
AEP Texas Central Transition Funding,			Ser 2012-B, Cl A3
Ser 2012-1, Cl A1			0.460%, 07/15/16	2,000,000	2,001,092
0.880%, 12/01/18	2,500,000	2,521,555	Volkswagen Auto Loan Enhanced
Ally Master Owner Trust,			Trust,
Ser 2011-4, Cl A2			Ser 2011-1, Cl A3
1.540%, 09/15/16	300,000	304,630	1.220%, 06/22/15	1,500,000	1,508,793
Ser 2011-1, Cl A2			World Omni Auto Receivables Trust,
2.150%, 01/15/16	1,075,000	1,094,866	Ser 2011-A, Cl A4
ARI Fleet Lease Trust,			1.910%, 04/15/16	1,425,000	1,454,619
Ser 2010-A, Cl A (A) (C)			Total Asset-Backed Securities
0.511%, 01/15/21	2,100,000	2,100,594	(Cost $28,305,394)		28,487,319
Avis Budget Rental Car Funding			U.S. Treasury Obligations - 2.3%
AESOP, (A)			U.S. Treasury Notes
Ser 2011-2A, Cl A (A)			0.875%, 01/31/17	550,000	556,445
2.370%, 11/20/14	750,000	770,718	0.125%, 07/31/14	3,500,000	3,490,704
Ser 2011-1A, Cl A			Total U.S. Treasury Obligations
1.850%, 11/20/14	1,500,000	1,517,832	(Cost $4,043,595)		4,047,149
BMW Vehicle Owner Trust,			Taxable Municipal Bonds - 2.0%
Ser 2010-A, Cl A3			California - 2.0%
1.390%, 04/25/13	192,955	193,444	California State, GO (C)
CAL Funding II,			5.650%, 04/01/39	1,850,000	1,887,314
Ser 2012-1A, Cl A (A)			University of California Revenue,
3.470%, 10/25/27	1,250,000	1,249,610	Build America Bonds,
Cards II Trust,			Taxable, RB (C)
Ser 2012-4A, Cl A (A) (C)			1.988%, 05/15/50	1,500,000	1,511,775
0.664%, 09/15/17	3,500,000	3,505,145	Total Taxable Municipal Bonds
Centerpoint Energy Transition Bond,			(Cost $3,442,635)		3,399,089
Ser 2008-A, Cl A1
4.192%, 02/01/20	1,119,760	1,204,600
Ford Credit Auto Owner Trust
Ser 2008-A, Cl A1
0.840%, 08/15/16	1,400,000	1,409,705
Hertz Vehicle Financing,
Ser 2011-1A, Cl A1 (A)
2.200%, 03/25/16	1,400,000	1,434,266

See note to schedule of investments.

HighMark®  Funds 55

schedule of investments
October 31, 2012 (unaudited)

short term bond fund (concluded)

Description	Shares	Value

Registered Investment Company - 2.5%
Registered Investment Company - 2.5%
(A)  Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and maybe sold  only to the dealers in that program or other “accredited investors”. The value of these securities as of  October 31, 2012 was $17,444,480 and represented 10.2%
of net assets.
(B)  The issuer is in default of certain debt covenants. Income is not being accrued.
As of October 31, 2012, the value of  these securities amounted to $113,125, which represents 0.1% of  net assets.
(C)  Floating rate security. Rate disclosed is as of  October 31, 2012.

Dreyfus Cash Management	4,389,822	$4,389,822
Total Registered Investment Company
(Cost $4,389,822)		4,389,822
Total Investments - 99.3%
(Cost $168,110,029) †		170,519,188
Other Assets & Liabilities, Net - 0.7%		1,178,155
Net Assets - 100.0%		$171,697,343	ARM - Adjustable Rate Mortgage
			Cl - Class
† At October 31, 2012, the tax basis cost of the Fund’s investments was $168,110,029, and the unrealized appreciation and depreciation were $2,919,341 and $(510,182), respectively.	CMO - Collateralized Mortgage Obligation
FHLMC   - Federal Home Loan Mortgage Corporation
FNMA     - Federal National Mortgage Association
GNMA     - Government National Mortgage Association
GO           - General Obligation
MTN        - Medium Term Note
PLC         - Public Liability Company
RB            - Revenue Bond
REMIC    - Real Estate Mortgage Investment Conduit
Ser           - Series

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

		Level 1	Significant
	Value at	Quoted	Observable
	10/31/12	Price	Inputs
Corporate Obligations	$88,723,094	—	88,723,094
U.S. Government Agency Mortgage-Backed Obligations	31,580,342	—	31,580,342
Mortgage-Backed Securities	9,892,373	—	9,892,373
Asset-Backed Securities	28,487,319	—	28,487,319
U.S. Treasury Obligations	4,047,149	—	4,047,149
Taxable Municipal Bonds	3,399,089	—	3,399,089
Registered Investment Company	4,389,822	4,389,822	—
Total:	$170,519,188	$4,389,822	$166,129,366

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

56 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

wisconsin tax-exempt fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 97.8%			Municipal Bonds - (continued)
Guam - 1.5%			Puerto Rico - (continued)
Guam Government Business			FGIC Insured
Privilege, Ser A, RB			5.500%, 07/01/21	$945,000	$1,039,802
5.000%, 01/01/19	$750,000	$875,903	Puerto Rico Electric Power Authority,
Guam Power Authority, Ser A, RB,			Ser TT, RB
AGM Insured			5.000%, 07/01/22 (A)	300,000	318,633
5.000%, 10/01/19	515,000	607,628	5.000%, 07/01/37 (A)	1,700,000	1,703,383
5.000%, 10/01/22	870,000	1,010,844	Ser UU, RB, AGM Insured
		2,494,375	5.000%, 07/01/20 (A)	1,000,000	1,112,450
Massachusetts - 0.7%			Ser WW, RB
Massachusetts State Housing			5.500%, 07/01/38 (A)	2,500,000	2,571,900
Finance Agency, Multi-Family			Ser XX, RB
Housing Authority, ETM, RB, HUD			4.625%, 07/01/25 (A)	2,100,000	2,139,900
Section 8			Puerto Rico Municipal
7.000%, 04/01/21 (A)	910,000	1,249,976	Finance Agency,
Puerto Rico - 27.0%			Ser A, GO, AGM Insured
Commonwealth of Puerto Rico,			5.000%, 08/01/30 (A)	880,000	903,945
Public Improvement, GO, AGM			Ser C, GO, CIFG Insured
Insured, Unrefunded Balance			5.250%, 08/01/23	1,000,000	1,124,940
5.125%, 07/01/30 (A)	750,000	750,593	Puerto Rico Public Buildings
GO, National-RE Insured			Authority, Revenue Refunding,
5.650%, 07/01/15	2,240,000	2,369,338	Government Facilities, Ser H, RB,
Ser A, GO			AMBAC, Commonwealth
5.500%, 07/01/13	2,000,000	2,060,500	Guaranteed
Ser A, GO, AGM Insured			5.500%, 07/01/17	1,250,000	1,363,213
5.000%, 07/01/14	1,200,000	1,276,344	Government Facilities, Ser U, RB
Ser A, GO, Assured GTY Insured			5.000%, 07/01/20	2,000,000	2,134,740
5.000%, 07/01/14	2,740,000	2,914,319	Ser L, RB, XLCA, Commonwealth
Ser A, GO, National-RE Insured			Guaranteed
5.500%, 07/01/20	1,020,000	1,122,102	5.500%, 07/01/21	500,000	550,160
Ser A, GO, XLCA Insured			Puerto Rico Sales Tax Financing,
5.500%, 07/01/17	1,130,000	1,232,344	Corporate Sales Tax Revenue, First
Puerto Rico Commonwealth			Sub-Ser A, RB
Highway & Transportation			5.500%, 08/01/37 (A)	2,500,000	2,692,800
Authority, Grant Anticipation			5.750%, 08/01/37 (A)	1,400,000	1,539,034
Revenue, RB, National-RE Insured			6.375%, 08/01/39 (A)	3,000,000	3,480,390
5.000%, 09/15/20 (A)	780,000	812,105	6.000%, 08/01/42 (A)	1,000,000	1,110,810
Transportation Revenue, Ser AA-1,			6.500%, 08/01/44 (A)	2,000,000	2,318,240
RB, AGM Insured, Unrefunded			Unrefunded Balance
Balance			5.000%, 08/01/17	505,000	572,423
4.950%, 07/01/26 (A)	880,000	934,622	Ser C,
Transportation Revenue,			5.000%, 08/01/22 (A)	1,000,000	1,204,710
Ser E, RB, AGM Insured					45,537,776
5.500%, 07/01/23	1,120,000	1,315,563	Virgin Islands - 5.5%
Transportation Revenue,			Virgin Islands Public Finance
Ser N, RB			Authority, Gross Receipts Taxes
5.500%, 07/01/23	1,120,000	1,230,835	Loan Note, RB, ACA Insured
Puerto Rico Commonwealth			5.000%, 10/01/31 (A)	1,185,000	1,245,423
Infrastructure Financing Authority,			National-RE FGIC Insured
Special Tax Revenue, Ser A,			5.000%, 10/01/21 (A)	2,000,000	2,153,220
BHAC Credit, FGIC Insured			5.000%, 10/01/23 (A)	1,000,000	1,068,220
5.500%, 07/01/22	1,385,000	1,637,638	5.000%, 10/01/24 (A)	2,500,000	2,667,700
			5.000%, 10/01/27 (A)	2,000,000	2,115,300
					9,249,863

See note to schedule of investments.

HighMark®  Funds 57

schedule of investments
October 31, 2012 (unaudited)

wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - 63.1%			Wisconsin - (continued)
Beloit, Community Development			Lease Revenue, Refunding,
Authority, Lease Revenue, RB			Convention Center Project, RB
4.700%, 03/01/21 (A)	$345,000	$382,957	4.200%, 06/01/25 (A)	$1,000,000	$1,064,790
4.750%, 03/01/22 (A)	300,000	330,132	4.300%, 06/01/29 (A)	1,000,000	1,054,820
Ser A, RB			Madison, Community Development
1.820%, 06/01/18 (A)	475,000	478,330	Authority Revenue, Wisconsin
Burlington, Community Development			Alumni Research Fund Project, RB
Authority, Lease Revenue, RB			5.000%, 10/01/22 (A)	1,065,000	1,287,660
4.000%, 04/01/16 (A)	200,000	210,408	5.000%, 10/01/27 (A)	925,000	1,093,970
4.100%, 04/01/17 (A)	750,000	785,715	5.000%, 10/01/28 (A)	250,000	294,790
City of Appleton, Fox Cities			5.000%, 10/01/34 (A)	4,500,000	5,175,495
Performing Arts, RB			Milwaukee Redevelopment Authority,
2.200%, 09/01/18	355,000	357,904	Milwaukee School of Engineers,
2.400%, 09/01/19	290,000	292,184	RB, AGM Insured
2.600%, 09/01/20	355,000	358,259	2.750%, 04/01/21	1,080,000	1,097,874
Cudahy Community Development			3.000%, 04/01/22	375,000	379,298
Authority, Lease Revenue,			3.200%, 04/01/23 (A)	1,000,000	1,012,990
Ser A, RB			3.750%, 04/01/28 (A)	950,000	980,419
1.950%, 06/01/19	145,000	146,882	4.100%, 04/01/32 (A)	2,500,000	2,580,750
2.200%, 06/01/20	250,000	254,025	Milwaukee, Redevelopment
2.400%, 06/01/21 (A)	360,000	366,001	Authority,
2.600%, 06/01/22 (A)	245,000	248,371	Summerfest Project, RB
Cudahy, Community Development			4.500%, 08/01/23 (A)	110,000	122,408
Authority, Redevelopment Lease			4.700%, 08/01/25 (A)	110,000	122,965
Revenue, RB			5.000%, 08/01/30 (A)	2,000,000	2,263,180
3.650%, 06/01/13	200,000	203,362	Milwaukee, Redevelopment
4.250%, 06/01/17 (A)	500,000	537,520	Authority, Development Revenue,
Delafield, Community Development			Refunding,
Authority, Redevelopment			Marquette University Project, RB,
Revenue, St. Johns Northwestern			XLCA Insured
Military, RB, LOC Town Bank/FHLB			4.150%, 11/01/16 (A)	1,275,000	1,275,000
4.150%, 06/01/25 (A)	250,000	280,163	4.250%, 11/01/17 (A)	1,000,000	1,000,000
4.250%, 06/01/26 (A)	330,000	369,894	4.350%, 11/01/18 (A)	500,000	500,000
4.600%, 06/01/30 (A)	600,000	678,246	Milwaukee, Redevelopment
Eau Claire, Housing Authority,			Authority, Lease Revenue,
Housing Revenue, London Hill			Milwaukee Public Schools,
Townhouses Project, Ser A, RB			Congress School, Ser A, RB
6.250%, 05/01/15	225,000	225,000	4.500%, 08/01/20 (A)	500,000	510,115
Glendale, Community Development			4.600%, 08/01/22 (A)	500,000	531,985
Authority, Lease Revenue, RB			RB, AMBAC Insured
2.600%, 09/01/21 (A)	3,250,000	3,282,132	3.650%, 08/01/13	2,000,000	2,040,840
2.750%, 09/01/22 (A)	2,750,000	2,777,033	3.800%, 08/01/14 (A)	1,000,000	1,018,090
Bayshore Public Parking Facility, Ser A			4.000%, 08/01/16 (A)	1,000,000	1,017,540
5.000%, 10/01/24 (A)	1,500,000	1,560,780	4.100%, 08/01/17 (A)	1,000,000	1,017,080
4.750%, 10/01/27 (A)	1,000,000	1,052,880	4.125%, 08/01/18 (A)	2,010,000	2,041,859
Tax Increment District No. 7, Ser B			Monroe, Redevelopment Authority,
3.850%, 09/01/20 (A)	2,250,000	2,444,085	Development Revenue, Monroe
Green Bay, Redevelopment Authority,			Clinic Inc., RB
Bellin Memorial Hospital			5.875%, 02/15/39 (A)	2,850,000	3,187,469
Project, RB			Neenah, Community Development
6.000%, 12/01/29 (A)	1,000,000	1,139,180	Authority, Lease Revenue,
6.150%, 12/01/32 (A)	1,000,000	1,148,520	Ser A, RB
			4.300%, 12/01/20 (A)	1,000,000	1,038,790
			5.125%, 12/01/23 (A)	1,000,000	1,064,160

See note to schedule of investments.

58 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - (continued)			Wisconsin - (continued)
4.625%, 12/01/28 (A)	$600,000	$663,216	4.550%, 10/01/24 (A)	$250,000	$262,478
4.700%, 12/01/28 (A)	1,250,000	1,296,700	4.600%, 10/01/25 (A)	150,000	157,310
4.750%, 12/01/32 (A)	400,000	440,688	4.650%, 10/01/28 (A)	250,000	261,390
Onalaska, Community Development			Weston, Community Development
Authority, Lease Revenue, RB			Authority, Lease Revenue,
3.900%, 10/01/14 (A)	100,000	103,318	Ser A, RB
4.000%, 10/01/15 (A)	100,000	103,408	4.100%, 10/01/16 (A)	500,000	518,955
4.150%, 10/01/16 (A)	200,000	207,088	4.250%, 10/01/17 (A)	200,000	207,530
Osceola Redevelopment Authority,			4.350%, 10/01/18 (A)	500,000	508,130
Lease Revenue, Refunding,			4.400%, 10/01/18 (A)	500,000	518,795
Ser A, RB			5.250%, 10/01/20 (A)	445,000	469,159
1.000%, 12/01/12	200,000	200,044	4.500%, 10/01/21 (A)	100,000	109,081
1.350%, 12/01/13	175,000	175,746	4.700%, 10/01/21 (A)	1,230,000	1,275,830
1.650%, 12/01/14	200,000	201,222	4.625%, 10/01/25 (A)	825,000	876,414
1.900%, 12/01/15	175,000	177,252	Guaranty Agreement: Associated
Southeast Wisconsin Professional			Trust Co.
Baseball Park District, League,			4.450%, 10/01/19 (A)	500,000	507,900
Capital Appreciation, COP, ETM,			Ser B, RB
National-RE Insured			4.750%, 10/01/22 (A)	130,000	134,351
0.000%, 12/15/15	970,000	946,206	4.750%, 10/01/23 (A)	140,000	144,318
0.000%, 12/15/17	1,000,000	946,440	Wisconsin Center District,
Sales Tax Revenue, Refunding,			Capital Appreciation, Senior
Ser A, RB, EDTM, National-RE			Dedicated Tax Revenue, Ser A, RB,
Insured			National-RE Insured
5.500%, 12/15/18	250,000	315,005	0.000%, 12/15/26	2,500,000	1,477,925
5.500%, 12/15/19	2,200,000	2,818,750	Ser 1998A, Junior Dedicated Tax
5.500%, 12/15/21	1,500,000	1,962,960	Revenue, RB, AGM Insured
Ser A, RB, National-RE Insured			5.250%, 12/15/23	2,585,000	3,085,947
5.500%, 12/15/14	3,660,000	4,051,986	Wisconsin Dells, Community
5.500%, 12/15/26	4,510,000	5,555,959	Development Authority, Lease
Ser A, RB, National-RE Insured,			Revenue, RB
Crossover Refunding			5.000%, 03/01/22 (A)	1,500,000	1,718,370
5.100%, 12/15/29 (A)	285,000	286,405	4.600%, 03/01/25 (A)	1,200,000	1,313,736
Sun Prairie, Community Development			Ser A
Authority, Lease Revenue, RB			4.300%, 03/01/22 (A)	225,000	235,001
4.400%, 08/01/20 (A)	150,000	153,462	4.450%, 03/01/25 (A)	300,000	312,183
4.500%, 08/01/21 (A)	150,000	153,369	Wisconsin Housing & Economic
Tax Incremental District No. 8, RB			Development Authority, Multi-
4.300%, 08/01/21 (A)	975,000	1,014,312	Family Housing,
4.350%, 08/01/22 (A)	975,000	1,010,100	Ser A, RB
Waukesha, Redevelopment Authority,			4.250%, 12/01/35 (A) (C)	1,500,000	1,580,745
Avalon Square Project, Ser A, RB,			GO of Authorization
GNMA Collateralized			4.100%, 11/01/19	465,000	512,435
5.000%, 06/20/21 (A)	925,000	936,174	4.875%, 11/01/25 (A)	2,225,000	2,480,052
Waukesha, Redevelopment Authority,			5.375%, 11/01/30 (A)	2,135,000	2,303,281
Weldall Manufacturing Inc.			Ser B, RB,
Project,			GO of Authorization
RB, LOC Harris N.A.			4.300%, 05/01/27 (A)	1,000,000	1,020,780
4.200%, 12/01/24 (A)	150,000	162,347	4.400%, 05/01/37 (A)	500,000	505,315
4.500%, 12/01/30 (A)	1,200,000	1,315,272	Ser E, RB, GO of Authorization
West Bend, Redevelopment Authority,			4.700%, 11/01/25 (A)	275,000	283,993
Lease Revenue, RB			4.900%, 11/01/35 (A)	1,650,000	1,680,525
4.500%, 10/01/23 (A)	250,000	262,418

See note to schedule of investments.

HighMark®  Funds 59

schedule of investments
October 31, 2012 (unaudited)

wisconsin tax-exempt fund (concluded)

Description	Par/Shares	Value

Municipal Bonds - (continued)			†	At October 31, 2012, the tax basis cost of the Fund’s investments
Wisconsin - (continued)				was $157,992,909 and the unrealized appreciation and depreciation
Wisconsin Housing Finance Authority,				were $9,082,446 and $(61,114), respectively.
RB, FHA Mortgages Insured,			(A)	These securities are subject to a demand feature which reduces the effective maturity.
Prerefunded 12/01/17 @ 100 (B)
6.100%, 12/01/17	$845,000	$996,027	(B)	Prerefunded security - The maturity date shown is the prerefunded date.
RB, National-RE FHA Mortgages			(C)	Floating rate security. Rate disclosed is as of October 31, 2012.
Insured, Prerefunded 12/01/17 @
100 (B)			AGM	- Assured Guaranty Municipal Corporation
6.100%, 12/01/17	805,000	948,878	AMBAC	- American Municipal Bond Assurance Corporation
		106,550,981	BHAC	- Berkshire Hathaway Assurance Corp.
Total Municipal Bonds			COP	- Certificates of Participation
(Cost $156,061,639)		165,082,971	ETM	- Escrowed to Maturity
Registered Investment Company - 1.2%			FGIC	- Financial Guaranty Insurance Corporation
TFIT Tax-Free Cash Reserve			FHA	- Federal Housing Administration
Portfolio	1,931,270	1,931,270	FHLB	- Federal Home Loan Bank
Total Registered Investment Company			GNMA	- Government National Mortgage Association
(Cost $1,931,270)		1,931,270	GO	- General Obligation
Total Investments - 99.0%			HUD	- Housing and Urban Development
(Cost $157,992,909) †		167,014,241	LOC	- Letter of Credit
Other Assets & Liabilities, Net - 1.0%		1,727,959	MBIA	- Municipal Bond Investors Assurance
Net Assets - 100.0%		$168,742,200	NA	- National Association
			RB	- Revenue Bond
			Ser	- Series
			XLCA	- XL Capital Assurance

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Municipal Bonds	$165,082,971	—	165,082,971	—
Registered Investment Company	1,931,270	1,931,270	—	—
Total:	$167,014,241	$1,931,270	$165,082,971	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

60 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

california tax-free money market fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 100.0%			Municipal Bonds - (continued)
California - 87.2%			California - (continued)
ABAG, Multi-Family Housing Finance			California State Housing Finance
Authority, Non-Profit, Episcopal			Agency, Multi-Family Housing,
Homes Foundation, COP, LOC Wells			Ser B, RB, FNMA Insured (A) (B) (C)
Fargo Bank N.A. (A) (B) (C)			0.200%, 02/01/35	$9,500,000	$9,500,000
0.160%, 02/01/25	$4,410,000	$4,410,000	California State, Kindergarten,
Alameda County, Industrial			Ser B-3, GO,
Development Authority Revenue,			LOC Citibank N.A (A) (B) (C)
Ettore Products Company Project,			0.200%, 05/01/34	5,645,000	5,645,000
Ser A, RB, AMT, LOC Comerica			California Statewide, Communities
Bank (A) (B) (C)			Development Authority, Redlands
0.280%, 12/01/30	4,000,000	4,000,000	Community Hospital, Ser B, RB,
California Infrastructure & Economic			LOC JPMorgan Chase Bank
Development Bank (A) (B) (C)			NA (A) (B) (C)
California Academy, Ser E, RB, LOC			0.210%, 04/01/29	1,750,000	1,750,000
Northern Trust Co.			Chino Basin, Regional Financing
0.210%, 09/01/38	7,220,000	7,220,000	Authority, Inland Empire Utilities,
Jewish Community Center,			Ser B, RB, LOC Lloyds TSB Bank
Ser A, RB, LOC Bank of America N.A.			PLC (A) (B) (C)
0.260%, 12/01/31	12,605,000	12,605,000	0.240%, 06/01/32	17,030,000	17,030,000
Pacific Gas & Electric, Ser C, RB,			Contra Costa County, Multi-Family
LOC Sumitomo Mitsui Bank			Mortgage Revenue, RB, FNMA
0.240%, 12/01/16	3,000,000	3,000,000	Insured (A) (B) (C)
California Municipal Finance			0.200%, 11/15/22	8,100,000	8,100,000
Authority, Westmont College,			Eastern Municipal Water District,
Ser A, RB, LOC Comerica			Water & Sewer, Ser A, COP, SPA
Bank (A) (B) (C)			Wells Fargo Bank N.A. (A) (B) (C)
0.280%, 01/01/40	5,000,000	5,000,000	0.190%, 07/01/30	3,980,000	3,980,000
California Pollution Control Financing			Irvine Ranch, Water District, Special
Authority, (A) (B) (C)			Assessment, District Nos.
Pacific Gas & Electric, Ser C, RB,			140-240-105-250, LOC Bank of
LOC JPMorgan Chase Bank NA			New York Mellon (A) (B) (C)
0.260%, 11/01/26	8,000,000	8,000,000	0.190%, 04/01/33	1,000,000	1,000,000
Resource Recovery, Wadham			Irvine, Improvement Bond Act 1915,
Energy, Ser C, RB, AMT, LOC BNP			Special Assessment, Assessment
Paribas			District 94-13, LOC State Street
0.520%, 11/01/17	11,500,000	11,500,000	Bank & Trust Co. (A) (B) (C)
California State RAN, SER A-2			0.240%, 09/02/22	900,000	900,000
2.500%, 06/20/13	15,000,000	15,195,813	Livermore, COP, Capital Projects, LOC
Ser A, Sub-Ser A-1-2, GO, LOC			U.S. Bank N.A. (A) (B) (C)
Royal Bank of Canada (A) (B) (C)			0.200%, 10/01/30	4,570,000	4,570,000
0.190%, 05/01/40	23,000,000	23,000,000	Livermore, Multi-Family Housing
Ser A, Sub-Ser A-2-2, GO, LOC			Authority, Mortgage Portola, RB,
Royal Bank of Canada (A) (B) (C)			AMT, FHLMC Insured (A) (B) (C)
0.190%, 05/01/40	20,000,000	20,000,000	0.240%, 05/01/19	375,000	375,000
California State Educational Facilities			Los Angeles County, Metropolitan
Authority, California Institute of			Transportation Authority
Technology, RB, Institute			Ser A-2, RB, SPA Mizuho Corp.
Guaranteed (A) (B) (C)			Bank (A) (B) (C)
0.180%, 01/01/24	19,000,000	19,000,000	0.210%, 07/01/23	20,000,000	20,000,000
California State Health Facilities			Los Angeles County, TRAN, Ser C, RB
Financing Authority, Adventist			2.000%, 06/28/13	4,000,000	4,047,032
Health System, Ser B, RB LOC Wells			Los Angeles Wastewater System
Fargo Bank N.A. (A) (B) (C)			Revenue (A) (B) (C) Sub-Ser C, RB,
0.180%, 09/01/25	1,670,000	1,670,000	LOC JP Morgan Chase Bank NA
			0.190%, 06/01/28	1,965,000	1,965,000

See note to schedule of investments.

HighMark®  Funds 61

schedule of investments
October 31, 2012 (unaudited)

california tax-free money market fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Sub-Ser D, RB, LOC JP Morgan			Folsom-Dore Apartment Project,
Chase Bank NA			RB, AMT, LOC
0.220%, 06/01/28	$6,400,000	$6,400,000	Citibank N.A. (A) (B) (C)
Metropolitan Water District of			0.260%, 12/01/34	$2,600,000	$2,600,000
Southern California (A) (B) (C)			San Jose, Redevelopment Agency,
Waterworks Revenue, Ser B, RB,			Merged Area Redevelopment
SPA Landesbank Hessen			Project, Ser B, RB, LOC JPMorgan
0.190%, 07/01/28	16,000,000	15,999,499	Chase Bank NA (A) (B) (C)
Waterworks Revenue, Ser C, RB,			0.220%, 08/01/32	2,600,000	2,600,000
SPA Landesbank Hessen			San Rafael, Redevelopment Agency,
0.200%, 07/01/28	23,100,000	23,100,000	Fairfax Standard Apartments,
Orange County, Apartment			Ser A, RB, LOC Citibank
Development Revenue, WLCO LF			N.A. (A) (B) (C)
Partners, Ser G-1, RB, FNMA			0.320%, 09/01/31	1,500,000	1,500,000
Insured (A) (B) (C)			Santa Clara County, El Camino
0.200%, 11/15/28	9,300,000	9,300,000	Hospital District Lease Authority,
Pittsburg Public Financing Authority,			Valley Medical Center Project,
RB, LOC Bank of the			Ser A, RB, LOC State Street Bank &
West (A) (B) (C)			Trust Co. (A) (B) (C)
0.300%, 06/01/35	16,245,000	16,245,000	0.180%, 08/01/15	350,000	350,000
Rancho Water District Community			Southern California, Public Power
Facilities District No. 89-5, Special			Authority, Electric Power and Light
Tax, LOC Wells Fargo Bank			Revenue, Magnolia Power Project,
N.A. (A) (B) (C)			Ser A, RB, LOC U.S. Bank
0.200%, 09/01/28	5,400,000	5,400,000	N.A. (A) (B) (C)
Riverside County, Public Facilities,			0.210%, 07/01/36	31,770,000	31,770,000
Ser B, COP, LOC State Street			Tustin, Unified School District,
Bank & Trust Co. (A) (B) (C)			Community Facility District No
0.170%, 12/01/15	1,950,000	1,950,000	07-1, Special Tax, LOC Bank of
Sacramento County, Sanitation			America N.A. (A) (B) (C)
District Financing Authority,			0.260%, 09/01/50	20,400,000	20,400,000
Subordinate Lien, Ser E, RB, LOC JP			University of California, Regents
Morgan Bank N.A. (A) (B) (C)			Medical Center Pooled, Ser B-1, RB,
0.200%, 12/01/40	5,500,000	5,500,000	SPA Wells Fargo Bank
Sacramento County, Special Facilities			N.A. (A) (B) (C)
Airport Revenue, Cessna Aircraft			0.230%, 05/15/32	2,000,000	2,000,000
Company Project, RB, LOC Bank of			Vallejo, Housing Authority, RB, FNMA
America N.A. (A) (B) (C)			Insured (A) (B) (C)
0.350%, 11/02/28	7,000,000	7,000,000	0.210%, 05/15/22	4,000,000	4,000,000
San Diego County, Regional			Vallejo, Water Revenue, Ser A, RB,
Transportation Commission,			LOC JPMorgan Chase Bank
Limited Tax, Ser B, RB, SPA			NA (A) (B) (C)
JPMorgan Chase			0.250%, 06/01/31	16,980,000	16,980,000
Bank NA (A) (B) (C)			Whittier, Healthcare Facilities,
0.220%, 04/01/38	12,550,000	12,550,000	Presbyterian Intercommunity,
San Francisco City & County, Airports			Ser B, RB, LOC U.S. Bank
Commission, Ser 36-C, RB, LOC U.S.			N.A. (A) (B) (C)
Bank N.A. (A) (B) (C)			0.190%, 06/01/36	2,800,000	2,800,000
0.220%, 05/01/26	5,875,000	5,875,000			413,062,344
Finance Corporation Lease,
Moscone Center, Ser 2008-2, RB,
LOC State Street Bank &
Trust Co. (A) (B) (C)
0.200%, 04/01/30	5,280,000	5,280,000

See note to schedule of investments.

62 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

california tax-free money market fund (continued)

Description	Par/Shares	Value

Municipal Bonds - (continued)			†	At October 31, 2012, cost is identical for book and federal income tax purposes.
New Jersey - 3.7%
New Jersey Housing & Mortgage			(A)	Floating rate security. Rate disclosed is as of October 31, 2012.
Finance Agency, AMT, Ser A, RB,			(B)	Put and Demand Feature-Variable rate demand notes are payable upon demand. Put bonds and notes have
				demand features that allow the holder to redeem the issue at specified dates before maturity. The date
				reported is the final maturity, not the next reset or put date. The interest rate shown reflects
SPA Lloyds TSB Bank PLC (A) (B) (C)				the rate in effect on October 31, 2012.
0.400%, 05/01/28	$17,500,000	$17,500,000	(C)	Securities are held in conjunction with a guarantee/letter of credit and/ or a liquidity
Pennsylvania - 6.5%				agreement by a major commercial bank or financial institution.
Pennsylvania Turnpike
Commission (A) (B) (C)			ABAG	- Association of Bay Area Governments
Ser B, RB, AGM Insured, SPA			AGM	- Assured Guaranty Municipal Corporation
JP Morgan Chase Bank NA			AMT	- Alternative Minimum Tax
0.220%, 07/15/41	12,600,000	12,600,000	COP	- Certificates of Participation
Ser C, RB, AGM Insured, SPA			FHLMC	- Federal Home Loan Mortgage Corporation
JP Morgan Chase Bank NA			FNMA	- Federal National Mortgage Association
0.260%, 07/15/41	8,090,000	8,090,000	GO	- General Obligation
Ser D, RB, AGM Insured, SPA			LOC	- Letter of Credit
JP Morgan Chase Bank NA			NA	- National Association
0.290%, 07/15/41	9,800,000	9,800,000	PLC	- Public Liability Company
		30,490,000	RAN	- Revenue Anticipation Note
Puerto Rico - 0.4%			RB	- Revenue Bond
Puerto Rico Commonwealth,			Ser	- Series
Public Improvement,			SPA	- Standby Purchase Agreement
Series C-5-2, GO, AGM Insured,			TRAN	- Tax and Revenue Anticipation Note
LOC Barclays Bank PLC (A) (B) (C)
0.210%, 07/01/20	2,000,000	2,000,000
Wisconsin - 2.2%
Wisconsin Housing & Economic
Development Authority Ser C, RB,
AMT, Institute Guaranteed,
SPA BNP Paribas (A) (B) (C)
1.000%, 09/01/23	10,500,000	10,500,000
Total Municipal Bonds
(Cost $473,552,344)		473,552,344
Registered Investment Companies - 0.0%
BlackRock Liquidity Funds,
California Money Fund	99,099	99,099
Goldman Sachs Institutional
Liquid Assets Tax-Exempt
California Portfolio	8,565	8,565
Total Registered Investment Companies
(Cost $107,664)		107,664
Total Investments - 100.0%
(Cost $473,660,008) †		473,660,008
Other Assets & Liabilities, Net - 0.0%		74,016
Net Assets - 100.0%		$473,734,024

See note to schedule of investments.

HighMark®  Funds 63

schedule of investments
October 31, 2012 (unaudited)

california tax-free money market fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Municipal Bonds	$473,552,344	$—	$473,552,344	$—
Registered Investment Companies	107,664	107,664	—	—
Total:	$473,660,008	$107,664	$473,552,344	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

64 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

diversified money market fund

Description	Par	Value	Description	Par	Value

Commercial Paper - Discounted* - 34.8%			Certificates of Deposit - Yankee - (continued)
Asset-Backed Securities - Trade Receivables - 14.6% (A)			Canadian Imperial Bank of
Atlantic Asset Securitization LLC			Commerce NY
0.320%, 11/01/12	$90,000,000	$90,000,000	0.480%, 08/29/13 (B)	$60,000,000	$60,000,000
Autobahn Funding Co LLC			Credit Suisse New York NY
0.250%, 11/01/12	95,000,000	95,000,000	0.271%, 10/25/13 (B)	50,000,000	50,000,000
Mont Blanc Capital Corp.			Mizuho Corporate Bank NY
0.451%, 11/05/12	55,000,000	54,997,250	0.380%, 12/20/12	60,000,000	60,000,000
Sydney Capital Corp.			National Bank of Canada NY
0.300%, 12/14/12	35,000,000	34,987,458	0.507%, 08/16/13 (B)	50,000,000	50,000,000
0.300%, 01/08/13	27,000,000	26,984,700	Norinchukin Bank NY
Total Asset-Backed Securities - Trade Receivables			0.410%, 04/11/13	60,000,000	60,000,000
(Cost $301,969,408)		301,969,408	Skandinaviska Enskilda Banken NY
Asset-Backed Security - Credit Card - 2.9% (A)			0.340%, 01/14/13	25,000,000	25,002,051
White Point Funding Inc			Standard Chartered Bank NY
0.300%, 11/07/12	60,000,000	59,997,000	0.570%, 04/15/13	60,000,000	60,000,000
Total Asset-Backed Security - Credit Card			Sumitomo Mitsui Bank NY
(Cost $59,997,000)		59,997,000	0.540%, 06/19/13 (B)	61,000,000	61,000,000
Asset-Backed Security - Diversified Financial Assets - 4.6% (A)			Toronto-Dominion Bank NY
Mountcliff Funding LLC			0.301%, 05/28/13 (B)	60,000,000	60,000,000
0.350%, 11/01/12	95,000,000	95,000,000	UBS AG Stamford CT
Total Asset-Backed Security - Diversified			0.449%, 04/04/13 (B)	60,000,000	60,000,000
Financial Assets			Total Certificates of Deposit - Yankee
(Cost $95,000,000)		95,000,000	(Cost $616,002,051)		616,002,051
Asset-Backed Security - Government - 2.9% (A)			Corporate Obligations - 6.6%
Kells Funding LLC/Guarantee -			Automotive - 3.2%
Republic of Germany			Toyota Motor Credit Corp., MTN
0.250%, 11/20/12	60,000,000	59,992,083	0.505%, 04/03/13 (B)	66,500,000	66,500,000
Total Asset-Backed Security - Government			Total Automotive
(Cost $59,992,083)		59,992,083	(Cost $66,500,000)		66,500,000
Banking - 9.8%			Banking - 3.4%
Northern Pines Funding LLC			Bank of Montreal Chicago, MTN
0.320%, 12/10/12	60,000,000	59,979,200	0.799%, 11/05/13 (A) (D)	70,000,000	70,000,000
PB Finance (Delaware)			Total Banking
0.380%, 11/14/12	23,500,000	23,496,775	(Cost $70,000,000)		70,000,000
0.330%, 12/17/12	25,000,000	24,989,458	Total Corporate Obligations
Silver Tower U.S. Funding			(Cost $136,500,000)		136,500,000
0.660%, 11/02/12	60,000,000	59,998,900	Foreign Bank Note - 2.4%
Working Capital Management			Banking - 2.4%
0.240%, 11/06/12	35,000,000	34,998,834	Westpac Banking Corp.,
Total Banking			0.365%, 05/03/13 (A) (B)	50,000,000	50,000,000
(Cost $203,463,167)		203,463,167	Total Foreign Bank Note
Total Commercial Paper - Discounted			(Cost $50,000,000)		50,000,000
(Cost $720,421,658)		720,421,658
Certificates of Deposit - Yankee - 29.7%
Bank of Nova Scotia Houston
0.465%, 01/04/13 (B)	70,000,000	70,000,000

See note to schedule of investments.

HighMark®  Funds 65

schedule of investments
October 31, 2012 (unaudited)

diversified money market fund (continued)

Description	Par	Value	Description	Par/Shares	Value

U.S. Government Agency Obligation - 1.2%			Repurchase Agreements - (continued)
FNMA			Merrill Lynch, Fenner Pierce &
0.204%, 08/12/13 (B)	$25,000,000	$24,994,089	Smith
Total U.S. Government Agency Obligation			0.250%, dated 10/31/12,
(Cost $24,994,089)		24,994,089	matures on 11/01/12, repurchase
Variable Rate Demand Notes - 0.3%			price $165,001,146
U.S. Government - 0.3%			(collateralized by two U.S.
Washington State, Housing Finance			Treasury obligations, par value
Commission, Multi-Family			from $25,504,600 -
Housing, The Lodge at Eagle			$142,067,000, 0.000% - 1.250%,
Ridge, Ser B, RB, LOC: FHLB			01/10/13 - 10/31/19, total
0.210%, 08/01/41 (C)	3,425,000	3,425,000	market value $168,300,075)	$165,000,000	$165,000,000
Winston Salem, NC, COP			Total Repurchase Agreements
0.250%, 11/01/12 (C) (E)	3,000,000	3,000,000	(Cost $417,714,503)		417,714,503
Total U.S. Government			Registered Investment Company - 2.4%
(Cost $6,425,000)		6,425,000	Fidelity Institutional Money Market
Total Variable Rate Demand Notes			Portfolio	50,000,000	50,000,000
(Cost $6,425,000)		6,425,000	Total Registered Investment Company
U.S. Treasury Bill** - 2.4%			(Cost $50,000,000)		50,000,000
U.S. Treasury Bill			Total Investments - 100.0%
0.122%, 12/27/12	50,000,000	49,990,667	(Cost $2,072,047,968) †		2,072,047,968
Total U.S. Treasury Bill			Other Assets & Liabilities, Net - 0.0%		(73,332)
(Cost $49,990,667)		49,990,667	Net Assets - 100.0%		$2,071,974,636
Repurchase Agreements - 20.2%			*	Rate shown represents the money market equivalent yield to maturity at purchase.
Barclays Capital Inc.
0.300%, dated 10/31/12, matures			**	Rate shown represents the bond equivalent yield to maturity at purchase.
on 11/01/12, repurchase price
$21,000,175 (collateralized by a			†	At October 31, 2012, cost is identical for book and federal income tax purposes.
U.S. Treasury obligation, par value
$21,391,100, 0.250%, 11/30/13,			(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of October 31, 2012 was $636,958,491 and represented 30.7% of net assets.
total market value $21,420,087)	21,000,000	21,000,000
Credit Suisse Securities (USA)
0.250%, dated 10/31/12, matures
on 11/01/12, repurchase price
$170,001,181 (collateralized by a
U.S. Treasury obligation, par value			(B)	Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on October 31, 2012. The date reported is the final maturity.
$167,585,000, 1.500%, 08/31/18,
total market value $173,403,162)	170,000,000	170,000,000
Deutsche Bank Securities			(C)	Demand Feature - The adjustable rate reflected is the rate in effect on October 31, 2012. The date reported is the final maturity, not the date on which principal could be recovered.
0.280%, dated 10/31/12, matures
on 11/01/12, repurchase price
$61,714,983 (collateralized by a			(D)	Variable Rate/Extendable Security - The rate reflected is the rate in effect on October 31, 2012. The maturity date reflects the next date on which the principal can be recovered.
U.S. Treasury obligations, par value
$60,040,600, 2.250%, 01/31/15,
total market value $62,948,847)	61,714,503	61,714,503	(E)	Security is escrowed to maturity in U.S. treasuries.

See note to schedule of investments.

66 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

diversified money market fund (concluded)

COP	- Certificates of Participation
CT	- Connecticut
FHLB	- Federal Home Loan Bank
FNMA	- Federal National Mortgage Association
LLC	- Limited Liability Company
LOC	- Letter of Credit
MTN	- Medium Term Note
NC	- North Carolina
NY	- New York
RB	- Revenue Bond
Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Commercial Paper-Discounted	$720,421,658	$—	$720,421,658	$—
Certificates of Deposit-Yankee	616,002,051	—	616,002,051	—
Corporate Obligations	136,500,000	—	136,500,000	—
Foreign Bank Note	50,000,000	—	50,000,000	—
U.S. Government Agency Obligation	24,994,089	—	24,994,089	—
Variable Rate Demand Notes	6,425,000	—	6,425,000	—
U.S. Treasury Bill	49,990,667	—	49,990,667	—
Repurchase Agreements	417,714,503	—	417,714,503	—
Registered Investment Company	50,000,000	50,000,000	—	—
Total:	$2,072,047,968	$50,000,000	$2,022,047,968	$—

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 67

schedule of investments
October 31, 2012 (unaudited)

diversified money market fund (concluded)

Description	Par	Value	Description		Par	Value

U.S. Government Agency Obligations - 11.2%			Repurchase Agreements - (continued)
FFCB			Deutsche Bank Securities
0.211%, 11/27/12 (A)	$5,000,000	$5,000,000		0.280%, dated 10/31/12, matures
FNMA				on 11/01/12, repurchase price
0.204%, 08/12/13 (A)	7,000,000	6,998,345		$26,818,644 (collateralized by a
Total U.S. Government Agency				U.S. Treasury obligation, par value
Obligations				$21,043,200, 2.000%, 01/15/14,
(Cost $11,998,345)		11,998,345		total market value $27,354,865)	$26,818,435	$26,818,435
U.S. Treasury Bill* - 9.4%			Total Repurchase Agreements
U.S. Treasury Bill				(Cost $84,818,435)		84,818,435
0.101%, 01/24/13	10,000,000	9,997,667	Total Investments - 100.0%
Total U.S. Treasury Bill			(Cost $106,814,447) †			106,814,447
(Cost $9,997,667)		9,997,667	Other Assets & Liabilities, Net - 0.0%			(28,724)
Repurchase Agreements - 79.4%			Net Assets - 100.0%			$106,785,723
Barclays Capital
0.300%, dated 10/31/12, matures			*	Rate shown represents the bond equivalent yield to maturity at purchase.
on 11/01/12, repurchase price
$29,000,242 (collateralized by a			†	At October 31, 2012, cost is identical for book and federal income tax purposes.
U.S. Treasury obligation, par value
$29,388,000, 1.375%, 01/15/13,			(A)	Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on October 31, 2012. The date reported is the final maturity.
total market value $29,580,060)	29,000,000	29,000,000
Credit Suisse Securities (USA)
0.250%, dated 10/31/12, matures			FFCB	- Federal Farm Credit Bank
on 11/01/12, repurchase price
$29,000,201 (collateralized by a			FNMA	- Federal National Mortgage Association
U.S. Treasury obligation, par value
$29,560,000, 0.250%, 01/31/14,
total market value $29,583,204)	29,000,000	29,000,000

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Investments in Securities **	$106,814,447	$—	$106,814,447	$—

**   See schedule of investments detail for security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

68 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

U. S. government money market fund

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligations - 30.3%			Variable Rate Demand Notes - (continued)
FFCB			Westport Development, Ser B, RB
0.211%, 11/27/12 (A)	$50,000,000	$50,000,000	Guarantee: FNMA
0.194%, 08/15/14 (A)	50,000,000	49,982,365	0.190%, 06/15/34	$6,800,000	$6,800,000
FHLMC			New York State, Dormitory Authority
0.164%, 06/03/13 (A)	50,000,000	49,988,176	Revenue, Ser B, RB
FNMA			Guarantee: FNMA (B)
0.204%, 08/12/13 (A)	75,000,000	74,982,267	0.190%, 11/15/36	15,595,000	15,595,000
Total U.S. Government Agency Obligations			New York State, Housing Finance
(Cost $224,952,808)		224,952,808	Agency Revenue, (B)
			11th Avenue Housing, Ser B, RB
Variable Rate Demand Notes - 19.4%			Guarantee: FNMA
California, Milpitas Multi-Family			0.180%, 05/15/41	5,100,000	5,100,000
Housing Revenue Crossing,			38th Street, Ser B, RB
Ser A, RB Guarantee: FNMA (B)			Guarantee: FNMA
0.150%, 08/15/33	4,800,000	4,800,000	0.190%, 05/15/33	8,900,000	8,900,000
California, Sacramento County,			Biltmore Tower Housing, Ser B, RB
Multi-Family Housing			Guarantee: FNMA
Development Authority, Deer Park			0.180%, 05/15/34	690,000	690,000
Apartments, Ser A, RB			North End, Ser B, RB
Guarantee: FNMA (B)			Guarantee: FNMA
0.200%, 07/15/35	1,050,000	1,050,000	0.180%, 11/15/36	2,500,000	2,500,000
California, San Francisco, City &			Ser B, RB Guarantee: FNMA
County Redevelopment, Ser D, RB			0.180%, 05/15/33	12,100,000	12,100,000
Guarantee: FNMA (B)			Tower 31 Housing, Ser A, RB
0.220%, 06/15/34	26,050,000	26,050,000	Guarantee: FHLMC
California, Simi Valley, Multi-Family			0.180%, 11/01/36	2,600,000	2,600,000
Housing Revenue, Parker Ranch,			West 33rd Street, Ser B, RB
Ser A, RB Guarantee: FNMA (B)			Guarantee: FNMA
0.190%, 07/15/36	400,000	400,000	0.190%, 11/15/36	4,100,000	4,100,000
California, Statewide Community			Pennsylvania, Montgomery County,
Development Authority, Palms			Redevelopment Authority,
Apartments, Ser C, RB			Kingswood Apartments Project,
Guarantee: FNMA (B)			Ser A, RB Guarantee: FNMA (B)
0.170%, 05/15/35	3,200,000	3,200,000	0.220%, 08/15/31	5,405,000	5,405,000
New York City Housing Development,			Virginia, Chesapeake,
Multi-Family Mortgage Revenue,			Redevelopment & Housing
Pearl Street Development,			Authority, Multi-Family Housing
Ser B, RB Guarantee: FNMA (B)			Revenue, Alta Great Bridge,
0.180%, 10/15/41	14,125,000	14,125,000	Ser A, RB Guarantee: FNMA (B)
New York City Housing Development,			0.240%, 01/15/41	1,625,000	1,625,000
Multi-Family Rent Housing			Washington State Housing Finance
Revenue, (B)			Commission, Multi-Family Housing
Gold Street, Ser B, RB			Revenue, (B)
Guarantee: FNMA			Ballard Landmark, Ser B, RB
0.180%, 04/15/36	2,395,000	2,395,000	Guarantee: FHLB
Nicole, Ser B, RB			0.200%, 12/15/41	3,510,000	3,510,000
Guarantee: FNMA			Bridgewood Project, Ser B, RB
0.190%, 11/15/35	4,570,000	4,570,000	Guarantee: FNMA
West Street, Ser B, RB			0.180%, 09/01/34	3,025,000	3,025,000
Guarantee: FNMA			Highland Park Apartments,
0.180%, 03/15/36	7,100,000	7,100,000	Ser B, RB Guarantee: FNMA
			0.180%, 07/15/38	1,550,000	1,550,000

See note to schedule of investments.

HighMark®  Funds 69

schedule of investments
October 31, 2012 (unaudited)

U. S. government money market fund (concluded)

Description	Par	Value	Description	Par	Value

Variable Rate Demand Notes - (continued)			Repurchase Agreements - (continued)
Pinehurst Apartments Project,			Goldman, Sachs
Ser B, RB Guarantee: FNMA			0.250%, dated 10/31/12, matures
0.180%, 03/15/39	$1,360,000	$1,360,000	on 11/01/12, repurchase price
Ranier Court Project, Ser B, RB			$35,000,243 (collateralized by a
Guarantee: FNMA			U.S. agency obligation, par value
0.170%, 12/15/36	3,110,000	3,110,000	$35,090,000, 1.875%, 06/21/13,
Rolling Hills Project, Ser B, RB			total market value $35,700,420)	$35,000,000	$35,000,000
Guarantee: FNMA			Total Repurchase Agreements
0.180%, 06/15/37	1,915,000	1,915,000	(Cost $336,909,361)		336,909,361
Total Variable Rate Demand Notes			Total Investments - 100.1%
(Cost $143,575,000)		143,575,000	(Cost $742,432,766) †		742,432,766
U.S. Government Guaranteed Obligations - 1.6%			Other Assets & Liabilities, Net - (0.1)%		(990,928)
Citibank N.A., Guarantee: FDIC (A)			Net Assets - 100.0%		$741,441,838
0.435%, 11/15/12	12,000,000	12,001,605
Total U.S. Government Guaranteed Obligations
(Cost $12,001,605)		12,001,605	* Rate shown represents the bond equivalent yield to maturity at purchase.
U.S. Treasury Bill * - 3.4%
U.S. Treasury Bill			† At October 31, 2012, cost is identical for book and federal income tax purposes.
0.104%, 01/24/13	25,000,000	24,993,992
Total U.S. Treasury Bill			(A) Variable rate security whose interest rate is reset periodically based on an index.
(Cost $24,993,992)		24,993,992	The rate reflected is the rate in effect on October 31, 2012. The date reported is the final maturity.
Repurchase Agreements - 45.4%			(B) Demand Feature - Rate shown is as of report date and maturities shown are the
Credit Suisse Securities (USA)			final maturities, not the date on which principal could be recovered through the demand feature.
0.250%, dated 10/31/12, matures			FDIC - Federal Deposit Insurance Corporation
on 11/01/12, repurchase price
$50,000,347 (collateralized by a			FFCB - Federal Farm Credit Bank
U.S. Treasury obligation, par value
$51,215,000, 0.250%, 10/15/15,			FHLB - Federal Home Loan Bank
total market value $51,000,402)	50,000,000	50,000,000
Deutsche Bank Securities			FHLMC - Federal Home Loan Mortgage Corporation
0.280%, dated 10/31/12, matures
on 11/01/12, repurchase price			FNMA - Federal National Mortgage Association
$121,910,309 (collateralized by
two U.S. agency obligations, par			RB - Revenue Bond
value $30,480,000 - $90,210,000,
1.000% - 4.375%, 10/15/15 -			Ser - Series
09/20/17, total market value
$124,348,492)	121,909,361	121,909,361
Deutsche Bank Securities
0.320%, dated 10/31/12, matures
on 11/01/12, repurchase price
$130,001,156 (collateralized by a
U.S. agency obligation, par value
$118,817,000, 4.375%, 10/15/15,
total market value $132,600,657)	130,000,000	130,000,000

See note to schedule of investments.

70 High Mark® Funds

schedule of investments
October 31, 2012 (unaudited)

U.S. government money market fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

		Total Fair	Level 1	Level 2 Significant	Level 3 Significant
		Value at	Quoted	Observable	Unobservable
		10/31/12	Price	Inputs	Inputs

Investments in Securities **		$742,432,766	$—	$742,432,766	$—
**	See schedule of investments detail for industry breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

See note to schedule of investments.

HighMark®  Funds 71

schedule of investments
October 31, 2012 (unaudited)

100% U.S. treasury money market fund

Description	Par	Value

U.S. Treasury Bills * - 117.3%
U.S. Treasury Bills
0.094%, 11/01/12	$170,427,000	$170,427,000
0.127%, 11/15/12	70,000,000	69,996,597
0.119%, 11/23/12	125,000,000	124,991,063
0.119%, 11/29/12	150,000,000	149,986,292
0.106%, 12/20/12	100,000,000	99,985,708
0.114%, 12/27/12	94,451,000	94,434,507
0.106%, 01/17/13	30,000,000	29,993,263
0.101%, 01/24/13	75,000,000	74,982,500
0.127%, 01/31/13	50,000,000	49,984,201
Total U.S. Treasury Bills
(Cost $864,781,131)		864,781,131
Total Investments - 117.3%
(Cost $864,781,131) †		864,781,131
Other Assets & Liabilities, Net - (17.3)%		(127,265,910)
Net Assets - 100.0%		$737,515,221

*	Rate shown represents the bond equivalent yield to maturity at purchase.

†	At October 31, 2012, cost is identical for book and federal income tax purposes.

A summary of the inputs used to value the Fund’s net assets as of October 31, 2012 is as follows (see note to schedule of investments):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Investments in Securities **	$864,781,131	—	$864,781,131	$—

**   See schedule of investments detail for security type breakout.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See note to schedule of investments.

72 High Mark® Funds

note to schedule of investments

October 31, 2012 (unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NAS-DAQ Official Closing Price is used. Where available, debt secu-rities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The clos-ing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the “Adviser” or the “Administrator”), a wholly owned subsidiary of Union Bank, N.A. (the “Bank”) (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of secu-rities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund’s daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in under-lying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.
The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for for-eign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a spe-cific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Securities for which market prices are not readily available are valued in accordance with the Funds’ Fair Value Procedures established by HighMark’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security’s primary pricing source is not able or willing to pro-vide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reason-ably available to the Committee.
All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation meth-od, purchase discounts and premium are accreted and amor-tized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approx-imates market or fair value.

See note to schedule of investments.

HighMark®  Funds 73

note to schedule of investments (continued)

October 31, 2012 (unaudited)

Fair Value Measurements — The inputs and valuations tech-niques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
Forward Foreign Currency Contracts — The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific trans-actions, Fund positions or anticipated Fund positions. All commitments are “marked-to-market” daily using the appli-cable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recog-nized as ordinary income or loss for federal income tax pur-poses. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a currency relative to the U.S. dol-lar. Also, the risk exists that losses could exceed amounts dis-closed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the three months ended October 31, 2012, the average number of foreign cur-rency contracts outstanding held by the International Oppor-tunities Fund, based on a quarterly average, was 2.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

Options Transactions — In the normal course of pursuing its investment objectives, certain Funds are subject to price vola-tility risk. In order to produce incremental earnings and pro-tect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a cov-ered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a writ-ten call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

• Level 1	- unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	- significant unobservable inputs (including the Fund’s own assumptions in
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and con-sistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the mar-ket. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Trans-fers in and out of Level 1, 2 and 3 are based on values at the end of period.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest-ments may differ significantly from the values that would have been used had a ready market existed for such invest-ments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be sub-ject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended October 31, 2012, the Interna-tional Opportunities Fund and the Value Fund had common stocks valued at $152,054,464 and $6,582,718, respectively, that were transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at the beginning of the period and are now using quote prices.

A summary of the levels for each of Fund’s investments as of October 31, 2012 is included with each Fund’s schedule of investments.

See note to schedule of investments.

74 High Mark® Funds

note to schedule of investments (concluded)

October 31, 2012 (unaudited)

When a purchased call or put option is closed prior to expira-tion by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original pre-mium paid.

A Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the three months ended
October 31, 2012.

Futures Contracts — The Equity Income Fund, the International Opportunities Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tac-tical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the three months ended October 31, 2012. The Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging pur-poses. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unre-alized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of October 31, 2012, the International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund were the only Funds to have open futures contracts. During the three months ended October 31, 2012, the average number of futures contracts outstanding, based on a quarterly average, was 45, 19, 25, 3 and 4 on the International Oppor-tunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively.

See note to schedule of investments.

HighMark®  Funds 75

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HighMark Funds

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)
Date	12/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)
Date	12/20/12

By (Signature and Title)*	/s/ Pamela O’Donnell
Pamela O’Donnell, Chief Financial Officer
(principal financial officer)
Date	12/19/12

* Print the name and title of each signing officer under his or her signature.